GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF

Schedule of Investments

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – 85.3%
Angola – 1.5%
Angolan Government International Bond (NR/B3)
$400,000	8.250%	05/09/28	$ 373,184
200,000	9.375	05/08/48	167,313
200,000	9.125	11/26/49	164,569

			705,066

Bahamas – 0.3%
Bahamas Government International Bond (B+/B1)
200,000	8.950	10/15/32	152,000

Bahrain – 2.2%
Bahrain Government International Bond (B+/NR)
350,000	7.000	01/26/26	358,624
225,000	7.375	05/14/30	229,354
200,000	5.625	09/30/31	182,171
325,000	6.000	09/19/44	251,050

			1,021,199

Chile – 3.5%
Chile Government International Bond (A/A2)
610,000	3.125	01/21/26	580,715
400,000	3.240	02/06/28	374,967
600,000	3.500	01/31/34	523,709
200,000	4.000	01/31/52	158,974

			1,638,365

China – 2.5%
China Government International Bond (NR/NR)
400,000	1.250	10/26/26	360,907
400,000	2.750	12/03/39	320,578
250,000	4.000	10/19/48	233,533
400,000	2.250	10/21/50	261,160

			1,176,178

Colombia – 5.8%
Colombia Government International Bond (BB+/Baa2)
300,000	3.875	04/25/27	262,489
460,000	3.000	01/30/30	343,972
500,000	3.125	04/15/31	362,714
250,000	3.250	04/22/32	177,608
380,000	7.375	09/18/37	349,640
300,000	6.125	01/18/41	236,086
275,000	5.625	02/26/44	197,617
550,000	5.000	06/15/45	364,511
400,000	5.200	05/15/49	266,424

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Colombia – (continued)
Colombia Government International Bond (BB+/Baa2) – (continued)
$200,000	4.125%		05/15/51	$ 116,709

				2,677,770

Costa Rica – 0.9%
Costa Rica Government International Bond (B/B2)
250,000	6.125		02/19/31	241,875
200,000	7.158		03/12/45	188,750

				430,625

Croatia – 0.8%
Croatia Government International Bond (BBB+/Baa2)
350,000	6.000		01/26/24	352,625

Dominican Republic – 4.2%
Dominican Republic International Bond (BB-/Ba3)
450,000	5.950		01/25/27	437,625
225,000	6.000		07/19/28	216,844
225,000	4.500		01/30/30	190,969
450,000	4.875		09/23/32	373,500
175,000	7.450		04/30/44	163,187
225,000	6.850		01/27/45	195,187
200,000	6.400		06/05/49	161,250
300,000	5.875		01/30/60	221,250

				1,959,812

Ecuador – 1.8%
Ecuador Government International Bond (B-/NR)
450,000	5.500	(a)	07/31/30	273,937
850,000	2.500	(a)	07/31/35	374,000
450,000	1.500	(a)	07/31/40	179,438

				827,375

Egypt – 5.1%
Egypt Government International Bond (NR/B2)
300,000	5.750		05/29/24	288,400
200,000	5.875		06/11/25	184,311
200,000	3.875		02/16/26	164,354
200,000	7.500		01/31/27	178,750
300,000	5.800		09/30/27	247,114
200,000	6.588		02/21/28	164,265
350,000	7.625		05/29/32	265,905
200,000	7.300		09/30/33	145,725
450,000	8.500		01/31/47	302,071
200,000	8.700		03/01/49	136,166

GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
Egypt – (continued)
Egypt Government International Bond (NR/B2) – (continued)
$200,000	8.875%	05/29/50	$ 137,928
200,000	7.500	02/16/61	127,936

			2,342,925

Guatemala – 0.8%
Guatemala Government Bond (BB-/Ba1)
200,000	3.700	10/07/33	164,500
200,000	6.125	06/01/50	185,000

			349,500

Hungary – 3.1%
Hungary Government International Bond (BBB/Baa2)
200,000	5.750	11/22/23	200,750
400,000	5.375	03/25/24	401,002
200,000	5.250	06/16/29	192,617
200,000	5.500	06/16/34	190,650
400,000	7.625	03/29/41	437,101

			1,422,120

Indonesia – 3.9%
Indonesia Government International Bond (BBB/Baa2)
330,000	4.125	01/15/25	326,612
350,000	2.850	02/14/30	313,504
400,000	4.650	09/20/32	397,377
125,000	8.500	10/12/35	157,185
325,000	7.750	01/17/38	392,041
275,000	3.050	03/12/51	198,654

			1,785,373

Jamaica – 1.2%
Jamaica Government International Bond (B+/B2)
200,000	6.750	04/28/28	211,250
100,000	8.000	03/15/39	114,250
200,000	7.875	07/28/45	220,500

			546,000

Jordan – 1.1%
Jordan Government International Bond (B+/B1)
200,000	6.125	01/29/26	198,922
350,000	5.850	07/07/30	310,238

			509,160

Kazakhstan – 1.3%
Kazakhstan Government International Bond (BBB-/Baa2)
400,000	4.875	10/14/44	357,492

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
Kazakhstan – (continued)
Kazakhstan Government International Bond (BBB-/Baa2) – (continued)
$225,000	6.500%	07/21/45	$ 233,020

			590,512

Kenya – 1.0%
Republic of Kenya Government International Bond (B/NR)
350,000	7.000	05/22/27	313,942
200,000	8.250	02/28/48	157,068

			471,010

Kuwait – 0.4%
Kuwait International Government Bond (A+/NR)
200,000	3.500	03/20/27	192,703

Mexico – 3.5%
Mexico Government International Bond (BBB/Baa2)
200,000	3.750	01/11/28	190,546
325,000	4.500	04/22/29	316,768
600,000	4.875	05/19/33	563,756
50,000	6.050	01/11/40	50,410
150,000	5.550	01/21/45	141,064
Mexico Government International Bond, MTN (BBB/Baa2)
50,000	8.300	08/15/31	58,676
175,000	7.500	04/08/33	197,090
150,000	4.750	03/08/44	127,485

			1,645,795

Mongolia – 0.4%
Mongolia Government International Bond (B/B3)
200,000	5.125	04/07/26	166,249

Morocco – 0.5%
Morocco Government International Bond (BB+/NR)
350,000	4.000	12/15/50	239,375

Nigeria – 2.0%
Nigeria Government International Bond (B-/B2)
200,000	6.500	11/28/27	160,731
275,000	7.875	02/16/32	212,359
200,000	7.375	09/28/33	146,476
200,000	7.696	02/23/38	140,027
200,000	7.625	11/28/47	134,206
200,000	8.250	09/28/51	137,199

			930,998

GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
Pakistan – 0.6%
Pakistan Government International Bond (NR/Caa1)
$200,000	8.250%	04/15/24	$ 105,500
300,000	7.375	04/08/31	110,983
200,000	8.875	04/08/51	74,375

			290,858

Panama – 4.5%
Panama Government International Bond (BBB/Baa2)
260,000	8.875	09/30/27	302,900
200,000	3.875	03/17/28	189,500
50,000	9.375	04/01/29	59,875
410,000	3.160	01/23/30	355,675
400,000	2.252	09/29/32	302,000
150,000	6.700	01/26/36	158,812
250,000	4.500	04/16/50	193,750
200,000	4.300	04/29/53	148,500
275,000	4.500	04/01/56	206,250
245,000	3.870	07/23/60	163,844

			2,081,106

Paraguay – 1.0%
Paraguay Government International Bond (BB/Ba1)
100,000	5.000	04/15/26	99,492
200,000	4.950	04/28/31	193,250
225,000	5.400	03/30/50	188,438

			481,180

Peru – 4.7%
Peruvian Government International Bond (BBB/Baa1)
410,000	2.392	01/23/26	381,151
200,000	4.125	08/25/27	194,762
350,000	2.783	01/23/31	295,082
100,000	1.862	12/01/32	75,086
200,000	8.750	11/21/33	248,261
150,000	3.000	01/15/34	121,772
75,000	6.550	03/14/37	80,224
450,000	5.625	11/18/50	450,942
150,000	3.550	03/10/51	110,271
340,000	2.780	12/01/60	204,110
60,000	3.600	01/15/72	40,076

			2,201,737

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
Qatar – 3.6%
Qatar Government International Bond (AA/Aa3)
$200,000	3.400%	04/16/25	$ 194,744
350,000	3.750	04/16/30	336,992
200,000	4.625	06/02/46	188,834
220,000	5.103	04/23/48	222,275
350,000	4.817	03/14/49	341,163
400,000	4.400	04/16/50	367,491

			1,651,499

Romania – 2.3%
Romanian Government International Bond (BBB-/Baa3)
170,000	4.875	01/22/24	169,746
460,000	5.250	11/25/27	445,708
170,000	3.000	02/14/31	135,486
180,000	6.125	01/22/44	164,013
180,000	5.125	06/15/48	142,965

			1,057,918

Saudi Arabia – 4.0%
Saudi Government International Bond (NR/A1)
400,000	2.500	02/03/27	369,018
225,000	4.375	04/16/29	222,294
225,000	4.500	04/17/30	222,847
400,000	3.250	10/22/30	366,116
350,000	4.500	10/26/46	308,830
200,000	4.625	10/04/47	178,924
200,000	4.500	04/22/60	177,616

			1,845,645

Senegal – 0.3%
Senegal Government International Bond (B+/Ba3)
200,000	6.750	03/13/48	145,000

South Africa – 4.9%
Republic of South Africa Government International Bond (BB-/Ba2)
350,000	5.875	09/16/25	353,300
335,000	4.850	09/27/27	320,946
350,000	4.300	10/12/28	318,387
350,000	5.875	06/22/30	332,667
200,000	5.375	07/24/44	153,689
600,000	5.750	09/30/49	456,642
400,000	7.300	04/20/52	353,570

			2,289,201

GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
Trinidad and Tobago – 0.5%
Trinidad & Tobago Government International Bond (BBB-/Ba2)
$250,000	4.375%	01/16/24	$ 247,406

Turkey – 5.9%
Turkey Government International Bond (NR/B3)
325,000	6.350	08/10/24	323,887
525,000	5.600	11/14/24	512,147
350,000	7.375	02/05/25	352,273
330,000	4.250	03/13/25	308,629
525,000	4.875	10/09/26	468,438
100,000	11.875	01/15/30	117,691
362,000	6.875	03/17/36	301,839
500,000	5.750	05/11/47	340,196

			2,725,100

United Arab Emirates – 1.6%
UAE Government International Bond (NR/Aa2)
350,000	2.000	10/19/31	291,921
200,000	2.875	10/19/41	151,919
375,000	3.250	10/19/61	274,084

			717,924

Uruguay – 3.6%
Uruguay Government International Bond (BBB/Baa2)
150,000	4.375	10/27/27	152,063
408,000	4.375	01/23/31	409,530
200,000	7.625	03/21/36	253,500
200,000	4.125	11/20/45	185,250
450,000	5.100	06/18/50	444,656
240,000	4.975	04/20/55	231,600

			1,676,599

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $42,320,143)			$39,543,908

Corporate Obligations – 12.6%
Chile – 2.2%
Corp. Nacional del Cobre de Chile (A/A3)
$200,000	3.625%	08/01/27	$ 188,244
200,000	3.000	09/30/29	175,437
200,000	3.150	01/14/30	177,000
400,000	4.500	08/01/47	336,350
200,000	3.700	01/30/50	146,250

			1,023,281

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
China – 1.5%
China Development Bank, Series EMTN (A+/A1)
$200,000	3.000%	06/01/26	$ 190,203
China Development Bank Financial Leasing Co. Ltd.(b) (BBB+/NR)
(US 5 Year CMT T-Note + 2.750%)
200,000	2.875	09/28/30	182,536
Export-Import Bank of China (The) (A+/A1)
350,000	3.625	07/31/24	343,012

			715,751

India – 2.1%
Export-Import Bank of India (BBB-/Baa3)
200,000	3.875	02/01/28	185,271
250,000	3.250	01/15/30	218,863
Export-Import Bank of India, GMTN (NR/Baa3)
275,000	3.875	03/12/24	269,258
Indian Railway Finance Corp Ltd. (BBB-/Baa3)
350,000	2.800	02/10/31	287,555

			960,947

Indonesia – 1.8%
Pertamina Persero PT (NR/Baa2)
757,000	3.100	08/27/30	652,913
200,000	6.450	05/30/44	202,750

			855,663

Mexico – 2.7%
Petroleos Mexicanos (BBB/B1)
100,000	6.875	10/16/25	97,736
200,000	4.500	01/23/26	181,644
180,000	6.500	03/13/27	163,550
25,000	5.350	02/12/28	20,782
50,000	6.500	01/23/29	42,421
100,000	6.840	01/23/30	82,410
250,000	5.950	01/28/31	186,213
25,000	6.625	06/15/35	17,641
25,000	6.500	06/02/41	15,933
50,000	5.625	01/23/46	29,030
428,000	6.750	09/21/47	272,897
75,000	7.690	01/23/50	51,649
100,000	6.950	01/28/60	63,042

			1,224,948

GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Peru – 0.3%
Petroleos del Peru SA (BB/NR)
$200,000	5.625%	06/19/47	$ 136,090

Qatar – 0.5%
Qatar Energy (AA/Aa3)
300,000	3.300	07/12/51	220,170

Saudi Arabia – 1.1%
Saudi Arabian Oil Co. (NR/A1)
375,000	3.500	04/16/29	347,927
200,000	4.250	04/16/39	180,648

			528,575

South Africa – 0.4%
Eskom Holdings SOC Ltd. (BB-/Ba2)
200,000	4.314	07/23/27	176,500

TOTAL CORPORATE OBLIGATIONS (Cost $6,222,315)			$ 5,841,925

Shares	Dividend Rate		Value

Investment Company – 0.6%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
276,304	3.727%		$ 276,304
(Cost $276,304)

TOTAL INVESTMENTS – 98.5% (Cost $48,818,762)			$45,662,137

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%			712,603

NET ASSETS – 100.0%			$46,374,740

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Step coupon.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on November 30, 2022.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
CMT	— Constant Maturity Treasury Index
GMTN	— Global Medium Term Note
MTN	— Medium Term Note

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 90.0%
Advertising – 1.1%
Clear Channel Outdoor Holdings, Inc. (B/B1)
$476,000	5.125	%(a)	08/15/27	$ 412,335
246,000	7.500	(a)	06/01/29	182,963
Lamar Media Corp. (BB/Ba3)
179,000	3.750		02/15/28	159,310
476,000	4.000		02/15/30	415,310
Outfront Media Capital LLC / Outfront Media Capital Corp.(a) (B+/B2)
365,000	6.250		06/15/25	363,631

				1,533,549

Aerospace – 0.1%
Triumph Group, Inc.(a) (B/B1)
194,000	8.875		06/01/24	199,335

Aerospace & Defense – 2.6%
Howmet Aerospace, Inc. (BB+/Ba1)
590,000	6.875		05/01/25	604,013
Spirit AeroSystems, Inc.(a) (BB-/Ba2)
500,000	9.375		11/30/29	523,125
TransDigm, Inc. (B+/Ba3)
93,000	8.000	(a)	12/15/25	94,569
1,271,000	6.250	(a)	03/15/26	1,263,056
170,000	6.375		06/15/26	167,025
46,000	7.500		03/15/27	45,828
550,000	5.500		11/15/27	521,125
530,000	4.625		01/15/29	463,750

				3,682,491

Banks – 0.5%
Freedom Mortgage Corp. (B/B2)
556,000	8.250	(a)	04/15/25	496,230
197,000	7.625	(a)	05/01/26	169,913

				666,143

Basic Industry – 1.7%
Avient Corp.(a) (BB-/Ba3)
250,000	7.125		08/01/30	244,375
Chemours Co. (The)(a) (BB/B1)
417,000	5.750		11/15/28	366,439
Olin Corp. (BB+/Ba1)
350,000	5.625		08/01/29	329,000
70,000	5.000		02/01/30	63,875

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Basic Industry – (continued)
SCIH Salt Holdings, Inc.(a) (CCC+/Caa2)
$279,000	6.625%		05/01/29	$ 232,616
Tronox, Inc.(a) (BB-/B1)
519,000	4.625		03/15/29	419,092
Valvoline, Inc.(a) (BB-/Ba3)
302,000	3.625		06/15/31	247,263
WR Grace Holdings LLC (B/B1)
320,000	4.875	(a)	06/15/27	287,200
200,000	5.625	(a)	08/15/29	164,000

				2,353,860

Broadcasting – 4.1%
Audacy Capital Corp.(a) (CCC-/Caa3)
90,000	6.750		03/31/29	20,700
CMG Media Corp.(a) (CCC+/Caa1)
273,000	8.875		12/15/27	211,575
Diamond Sports Group LLC / Diamond Sports Finance Co. (CCC-/Caa2)
974,000	5.375	(a)	08/15/26	158,275
310,000	6.625	(a)	08/15/27	12,400
iHeartCommunications, Inc. (BB-/B1)
229,000	8.375		05/01/27	203,810
566,000	4.750	(a)	01/15/28	489,590
Nexstar Media, Inc.(a) (B+/B2)
1,076,000	5.625		07/15/27	1,018,165
Scripps Escrow II, Inc.(a) (BB/Ba3)
538,000	3.875		01/15/29	451,920
Scripps Escrow, Inc.(a) (B/B3)
354,000	5.875		07/15/27	316,830
Sinclair Television Group, Inc.(a) (BB-/Ba2)
289,000	4.125		12/01/30	223,253
Sirius XM Radio, Inc. (BB/Ba3)
200,000	5.000	(a)	08/01/27	187,000
778,000	4.000	(a)	07/15/28	684,640
656,000	3.875	(a)	09/01/31	537,920
TEGNA, Inc. (BB/Ba3)
126,000	4.625		03/15/28	118,755
361,000	5.000		09/15/29	339,340
Univision Communications, Inc. (B+/B1)
144,000	5.125	(a)	02/15/25	139,500
254,000	6.625	(a)	06/01/27	248,920

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Broadcasting – (continued)
Univision Communications, Inc. (B+/B1) – (continued)
$518,000	4.500	%(a)	05/01/29	$ 445,480

				5,808,073

Brokerage – 0.5%
Jefferies Finance LLC / JFIN Co.-Issuer Corp.(a) (BB-/B1)
470,000	5.000		08/15/28	395,923
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.(a) (BB-/Ba2)
347,000	4.750		06/15/29	285,408

				681,331

Building Materials – 1.2%
American Builders & Contractors Supply Co., Inc.(a) (BB+/Ba2)
384,000	4.000		01/15/28	348,960
Builders FirstSource, Inc. (BB-/Ba2)
248,000	5.000	(a)	03/01/30	220,720
341,000	4.250	(a)	02/01/32	277,915
Camelot Return Merger Sub, Inc.(a) (B/B2)
316,000	8.750		08/01/28	285,980
Standard Industries, Inc. (BB/B1)
329,000	4.375	(a)	07/15/30	271,040
387,000	3.375	(a)	01/15/31	298,537

				1,703,152

Capital Goods – 3.8%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC(a) (B+/B3)
700,000	4.000		09/01/29	557,812
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (B-/Caa1)
400,000	5.250	(a)	08/15/27	303,890
200,000	5.250	(a)	08/15/27	151,694
ASP Unifrax Holdings, Inc.(a) (CCC+/Caa2)
204,000	7.500		09/30/29	135,660
Ball Corp. (BB+/Ba1)
85,000	4.000		11/15/23	83,194
339,000	4.875		03/15/26	330,525
412,000	3.125		09/15/31	328,570
Covanta Holding Corp.(a) (B/B2)
396,000	4.875		12/01/29	335,059
Crown Americas LLC / Crown Americas Capital Corp V (BB+/Ba2)
228,000	4.250		09/30/26	218,880

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Capital Goods – (continued)
Crown Americas LLC / Crown Americas Capital Corp. VI (BB+/Ba2)
$155,000	4.750%		02/01/26	$ 149,769
Herc Holdings, Inc.(a) (B+/B1)
450,000	5.500		07/15/27	421,875
LABL, Inc. (B-/B2)
273,000	6.750	(a)	07/15/26	262,080
152,000	10.500	(a)	07/15/27	140,600
Madison IAQ LLC(a) (CCC/Caa2)
614,000	5.875		06/30/29	457,430
Mauser Packaging Solutions Holding Co.(a) (B-/B2)
298,000	5.500		04/15/24	295,392
Owens-Brockway Glass Container, Inc.(a) (B+/B2)
53,000	5.875		08/15/23	52,868
Sealed Air Corp. (BB+/Ba2)
95,000	5.125	(a)	12/01/24	95,237
120,000	5.500	(a)	09/15/25	119,100
167,000	6.875	(a)	07/15/33	163,869
Sensata Technologies, Inc.(a) (BB+/Ba3)
500,000	3.750		02/15/31	407,500
Stericycle, Inc.(a) (BB-/NR)
322,000	3.875		01/15/29	281,750

				5,292,754

Communications – 4.6%
AMC Networks, Inc. (BB/Ba3)
93,000	5.000		04/01/24	89,047
429,000	4.750		08/01/25	381,810
CCO Holdings LLC / CCO Holdings Capital Corp. (BB-/B1)
296,000	5.500	(a)	05/01/26	286,010
976,000	5.125	(a)	05/01/27	916,220
760,000	5.000	(a)	02/01/28	698,250
180,000	5.375	(a)	06/01/29	163,575
400,000	4.500	(a)	08/15/30	339,000
658,000	4.750	(a)	02/01/32	552,720
938,000	4.500		05/01/32	763,298
CSC Holdings LLC (B-/Caa1)
500,000	5.250		06/01/24	483,750
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.(a) (BB/Ba3)
815,000	5.875		08/15/27	744,706

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Communications – (continued)
Live Nation Entertainment, Inc.(a) (B/B3)
$482,000	4.750%		10/15/27	$ 431,390
Radiate Holdco LLC / Radiate Finance, Inc.(a) (CCC+/Caa1)
354,000	6.500		09/15/28	197,355
WMG Acquisition Corp. (BB+/Ba3)
240,000	3.875	(a)	07/15/30	208,800
345,000	3.000	(a)	02/15/31	281,175

				6,537,106

Consumer Cyclical – 17.9%
ADT Security Corp. (The) (BB-/Ba3)
258,000	4.125	(a)	08/01/29	224,460
169,000	4.875	(a)	07/15/32	146,185
Allison Transmission, Inc.(a) (NR/Ba2)
800,000	3.750		01/30/31	668,000
AMC Entertainment Holdings, Inc.(a)(b) (PIK 12.000%, Cash 10.000%) (CCC-/Caa3)
730,000	10.000		06/15/26	270,100
American Axle & Manufacturing, Inc. (B+/B2)
318,000	6.875		07/01/28	299,715
126,000	5.000		10/01/29	109,305
APX Group, Inc.(a) (B/B1)
200,000	6.750		02/15/27	199,000
Asbury Automotive Group, Inc.(a) (BB/B1)
495,000	4.625		11/15/29	426,937
Boyd Gaming Corp. (BB/B3)
108,000	4.750		12/01/27	100,633
284,000	4.750	(a)	06/15/31	249,210
Caesars Entertainment, Inc. (B/B1)
530,000	6.250	(a)	07/01/25	523,633
391,000	8.125	(a)	07/01/27	392,162
175,000	4.625	(a)	10/15/29	147,657
Carnival Corp. (B/B3)
500,000	10.500	(a)	02/01/26	511,250
500,000	7.625	(a)	03/01/26	422,500
400,000	5.750	(a)	03/01/27	305,500
1,000,000	6.000	(a)	05/01/29	695,000
Carnival Holdings Bermuda Ltd.(a) (B+/B2)
610,000	10.375		05/01/28	635,925

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op(a) (BB+/Ba2)
$229,000	5.500%		05/01/25	$ 226,424
Churchill Downs, Inc. (B+/B1)
217,000	5.500	(a)	04/01/27	206,964
226,000	4.750	(a)	01/15/28	209,050
Clarios Global LP / Clarios US Finance Co.(a) (CCC+/Caa1)
500,000	8.500		05/15/27	491,250
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. (B/B2)
378,000	4.625	(a)	01/15/29	334,057
324,000	6.750	(a)	01/15/30	270,540
Ford Motor Co. (BB+/Ba2)
387,000	4.346		12/08/26	368,404
308,000	6.625		10/01/28	309,841
253,000	7.450		07/16/31	268,310
Ford Motor Credit Co. LLC (BB+/Ba2)
200,000	3.810		01/09/24	195,199
200,000	3.664		09/08/24	191,195
200,000	4.063		11/01/24	192,606
200,000	4.687		06/09/25	193,028
460,000	5.125		06/16/25	447,934
364,000	4.134		08/04/25	345,866
200,000	4.542		08/01/26	188,875
380,000	2.700		08/10/26	336,498
200,000	4.271		01/09/27	186,080
240,000	4.125		08/17/27	219,278
540,000	5.113		05/03/29	501,172
200,000	4.000		11/13/30	171,422
Ford Motor Credit Co. LLC, GMTN (BB+/Ba2)
200,000	4.389		01/08/26	190,694
Goodyear Tire & Rubber Co. (The) (BB-/B2)
421,000	4.875		03/15/27	391,004
296,000	5.250		04/30/31	254,560
Hilton Domestic Operating Co., Inc. (BB+/Ba2)
145,000	3.750	(a)	05/01/29	127,769
245,000	4.875		01/15/30	226,625
375,000	4.000	(a)	05/01/31	316,162
299,000	3.625	(a)	02/15/32	243,183

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc(a) (B/B2)
$523,000	5.000%		06/01/29	$ 455,664
Iron Mountain, Inc. (BB-/Ba3)
200,000	4.875	(a)	09/15/27	188,500
334,000	5.250	(a)	03/15/28	313,960
621,000	5.250	(a)	07/15/30	562,005
479,000	4.500	(a)	02/15/31	401,162
Macy’s Retail Holdings LLC(a) (BB+/Ba2)
420,000	6.125		03/15/32	366,450
MGM Resorts International (B+/B1)
327,000	5.750		06/15/25	321,686
182,000	4.625		09/01/26	168,350
190,000	5.500		04/15/27	180,025
160,000	4.750		10/15/28	142,000
Michaels Cos., Inc. (The)(a) (CCC/Caa1)
347,000	7.875		05/01/29	206,899
Mohegan Gaming & Entertainment(a) (B-/Caa1)
325,000	8.000		02/01/26	305,906
NCL Corp Ltd.(a) (B-/Caa1)
257,000	3.625		12/15/24	224,232
NCL Corp. Ltd. (B-/Caa1)
130,000	5.875	(a)	03/15/26	107,575
339,000	7.750	(a)	02/15/29	272,895
Nordstrom, Inc. (BB+/Ba1)
316,000	4.375		04/01/30	255,565
PetSmart, Inc. / PetSmart Finance Corp. (CCC+/B3)
250,000	4.750	(a)	02/15/28	226,250
250,000	7.750	(a)	02/15/29	232,187
Prime Security Services Borrower LLC / Prime Finance, Inc. (B-/B3)
258,000	3.375	(a)	08/31/27	227,685
802,000	6.250	(a)	01/15/28	749,870
QVC, Inc. (BB/Ba2)
230,000	4.750		02/15/27	170,775
RHP Hotel Properties LP / RHP Finance Corp.(a) (B+/B1)
365,000	4.500		02/15/29	318,919
Royal Caribbean Cruises Ltd. (B/B3)
342,000	11.500	(a)	06/01/25	367,223
500,000	4.250	(a)	07/01/26	413,750

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Royal Caribbean Cruises Ltd. (B/B3) – (continued)
$386,000	3.700%		03/15/28	$ 291,430
605,000	5.500	(a)	04/01/28	496,100
Scientific Games International, Inc. (B+/B3)
145,000	7.000	(a)	05/15/28	144,456
258,000	7.250	(a)	11/15/29	253,485
Six Flags Entertainment Corp.(a) (B/B3)
150,000	5.500		04/15/27	135,750
Staples, Inc. (B/B3)
442,000	7.500	(a)	04/15/26	391,723
176,000	10.750	(a)	04/15/27	128,920
Taylor Morrison Communities, Inc.(a) (BB/Ba3)
143,000	5.125		08/01/30	123,338
Travel + Leisure Co.(a) (BB-/Ba3)
461,000	6.625		07/31/26	452,356
Williams Scotsman International, Inc.(a) (B+/B2)
208,000	6.125		06/15/25	208,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.(a) (B+/B2)
470,000	5.500		03/01/25	451,788
Yum! Brands, Inc. (BB/Ba3)
417,000	4.750	(a)	01/15/30	381,555
350,000	3.625		03/15/31	294,438
290,000	5.375		04/01/32	269,700

				25,133,734

Consumer Noncyclical – 4.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (BB/Ba3)
490,000	4.625	(a)	01/15/27	453,862
442,000	3.500	(a)	03/15/29	369,623
393,000	4.875	(a)	02/15/30	352,226
Allied Universal Holdco LLC / Allied Universal Finance Corp. (CCC+/Caa1)
199,000	6.625	(a)	07/15/26	189,547
680,000	6.000	(a)	06/01/29	493,000
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(a) (B/B2)
200,000	4.625		06/01/28	169,750
Avantor Funding, Inc.(a) (BB-/B2)
416,000	4.625		07/15/28	384,800
Hologic, Inc. (BB+/Ba2)
109,000	4.625	(a)	02/01/28	103,278

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Hologic, Inc. (BB+/Ba2) – (continued)
$251,000	3.250	%(a)	02/15/29	$ 217,115
Medline Borrower LP (B+/B1)
1,349,000	3.875	(a)	04/01/29	1,139,905
106,000	5.250	(a)	10/01/29	86,920
Molina Healthcare, Inc.(a) (BB-/Ba3)
270,000	4.375		06/15/28	246,375
Organon & Co. / Organon Foreign Debt Co.-Issuer BV (BB/Ba2)
480,000	4.125	(a)	04/30/28	427,200
450,000	5.125	(a)	04/30/31	397,125
Perrigo Finance Unlimited Co. (BB-/Ba2)
200,000	3.900		12/15/24	189,500
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc.(a) (CCC+/Caa1)
314,000	9.750		12/01/26	250,415
Vector Group Ltd.(a) (B-/Caa1)
230,000	10.500		11/01/26	230,575

				5,701,216

Consumer Products – 0.5%
Coty, Inc.(a) (BB-/Ba3)
360,000	5.000		04/15/26	344,700
Mattel, Inc.(a) (BB+/Baa3)
332,000	5.875		12/15/27	324,945

				669,645

Distribution & Logistics – 0.4%
WESCO Distribution, Inc.(a) (BB/Ba3)
517,000	7.250		06/15/28	522,170

Electric – 3.0%
Calpine Corp. (B+/B2)
324,000	5.250	(a)	06/01/26	311,040
486,000	4.625	(a)	02/01/29	421,605
268,000	5.000	(a)	02/01/31	230,480
161,000	3.750	(a)	03/01/31	132,825
Clearway Energy Operating LLC(a) (BB/Ba2)
298,000	3.750		02/15/31	251,810
FirstEnergy Corp. (BB+/Ba1)
616,000	2.650		03/01/30	516,536
FirstEnergy Corp., Series B (BB+/Ba1)
314,000	4.400		07/15/27	296,730

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
NRG Energy, Inc. (BB+/Ba2)
$258,000	5.250	%(a)	06/15/29	$ 238,005
467,000	3.625	(a)	02/15/31	377,862
222,000	3.875	(a)	02/15/32	179,820
PG&E Corp. (BB-/B1)
500,000	5.250		07/01/30	454,570
Vistra Operations Co. LLC (BB/Ba2)
87,000	5.625	(a)	02/15/27	84,173
318,000	5.000	(a)	07/31/27	298,125
440,000	4.375	(a)	05/01/29	388,300

				4,181,881

Energy – 10.9%
Antero Midstream Partners LP / Antero Midstream Finance Corp. (BB/Ba3)
478,000	5.750	(a)	03/01/27	459,477
377,000	5.750	(a)	01/15/28	358,150
Antero Resources Corp.(a) (BB+/Ba2)
126,000	7.625		02/01/29	129,465
Apache Corp. (BB+/Ba1)
165,000	6.000		01/15/37	153,037
Archrock Partners LP / Archrock Partners Finance Corp.(a) (B+/B2)
287,000	6.875		04/01/27	279,107
Ascent Resources Utica Holdings LLC / ARU Finance Corp.(a) (B+/B3)
159,000	5.875		06/30/29	143,299
Buckeye Partners LP (BB/B1)
132,000	3.950		12/01/26	117,466
94,000	4.125		12/01/27	82,757
152,000	4.500	(a)	03/01/28	135,850
Callon Petroleum Co.(a) (B+/B3)
251,000	8.000		08/01/28	248,490
Cheniere Energy Partners LP (BBB-/Ba1)
295,000	4.500		10/01/29	270,662
521,000	4.000		03/01/31	457,178
Cheniere Energy, Inc. (BBB-/Ba1)
385,000	4.625		10/15/28	356,606
Comstock Resources, Inc. (B+/B2)
238,000	6.750	(a)	03/01/29	230,265
212,000	5.875	(a)	01/15/30	193,450
CQP Holdco LP / BIP-V Chinook Holdco LLC(a) (BB/B2)
500,000	5.500		06/15/31	453,750

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
CrownRock LP / CrownRock Finance, Inc.(a) (BB-/B1)
$319,000	5.625%		10/15/25	$ 313,019
DT Midstream, Inc.(a) (BB+/Ba2)
812,000	4.375		06/15/31	701,365
Endeavor Energy Resources LP / EER Finance, Inc.(a) (BB+/Ba2)
193,000	5.750		01/30/28	188,175
EnLink Midstream LLC (BB+/Ba1)
143,000	5.375		06/01/29	136,400
EnLink Midstream Partners LP (BB+/Ba1)
411,000	4.850		07/15/26	391,405
EQM Midstream Partners LP (BB-/Ba3)
365,000	6.000	(a)	07/01/25	360,437
210,000	6.500	(a)	07/01/27	206,588
175,000	5.500		07/15/28	161,437
190,000	4.500	(a)	01/15/29	167,438
296,000	4.750	(a)	01/15/31	251,600
Hess Midstream Operations LP (BB+/Ba2)
419,000	5.125	(a)	06/15/28	390,718
100,000	5.500	(a)	10/15/30	92,250
Hilcorp Energy I LP / Hilcorp Finance Co. (BB+/Ba3)
221,000	6.250	(a)	11/01/28	211,607
277,000	5.750	(a)	02/01/29	255,533
ITT Holdings LLC(a) (B/B2)
200,000	6.500		08/01/29	172,500
Moss Creek Resources Holdings, Inc. (B/B3)
141,000	7.500	(a)	01/15/26	133,245
137,000	10.500	(a)	05/15/27	134,945
Nabors Industries Ltd.(a) (CCC/B3)
109,000	7.250		01/15/26	104,095
Nabors Industries, Inc. (CCC/Caa1)
291,000	5.750		02/01/25	280,815
New Fortress Energy, Inc.(a) (BB-/B1)
418,000	6.500		09/30/26	402,325
Occidental Petroleum Corp. (BB+/Ba1)
39,000	6.950		07/01/24	39,546
170,000	6.375		09/01/28	173,825
83,000	8.875		07/15/30	95,242
419,000	6.625		09/01/30	437,855
217,000	6.125		01/01/31	220,798

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Occidental Petroleum Corp. (BB+/Ba1) – (continued)
$271,000	7.500%		05/01/31	$ 295,430
157,000	7.875		09/15/31	172,747
534,000	6.450		09/15/36	539,002
363,000	0.000	(c)	10/10/36	187,028
PBF Holding Co. LLC / PBF Finance Corp. (BB/B1)
90,000	7.250		06/15/25	88,875
399,000	6.000		02/15/28	365,085
Range Resources Corp. (BB/Ba3)
199,000	4.875		05/15/25	193,030
164,000	8.250		01/15/29	169,740
SM Energy Co. (BB-/B2)
90,000	6.750		09/15/26	88,650
239,000	6.625		01/15/27	235,415
Southwestern Energy Co. (BB+/Ba2)
71,000	7.750		10/01/27	73,308
250,000	5.375		03/15/30	231,875
232,000	4.750		02/01/32	204,160
Sunoco LP / Sunoco Finance Corp. (BB/Ba3)
130,000	6.000		04/15/27	129,675
200,000	4.500		05/15/29	175,000
Transocean, Inc.(a) (CCC+/Caa1)
297,000	11.500		01/30/27	300,713
USA Compression Partners LP / USA Compression Finance Corp. (B+/B3)
380,000	6.875		04/01/26	366,700
Venture Global Calcasieu Pass LLC (BB/Ba2)
588,000	3.875	(a)	08/15/29	513,765
440,000	3.875	(a)	11/01/33	358,050
Weatherford International Ltd.(a) (B+/Ba3)
489,000	6.500		09/15/28	471,885

				15,252,305

Financial Company – 4.6%
HUB International Ltd.(a) (CCC+/Caa2)
390,000	7.000		05/01/26	387,562
Icahn Enterprises LP / Icahn Enterprises Finance Corp. (BB/Ba3)
402,000	6.375		12/15/25	394,054
887,000	5.250		05/15/27	818,258
LD Holdings Group LLC(a) (CCC+/Caa1)
289,000	6.125		04/01/28	146,667

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Financial Company – (continued)
Midcap Financial Issuer Trust(a) (B+/B1)
$500,000	6.500%		05/01/28	$ 438,750
Nationstar Mortgage Holdings, Inc. (B/B1)
290,000	6.000	(a)	01/15/27	264,987
554,000	5.500	(a)	08/15/28	468,130
Navient Corp. (B+/Ba3)
108,000	5.875		10/25/24	106,027
336,000	6.750		06/25/25	327,747
567,000	6.750		06/15/26	537,049
Navient Corp., MTN (B+/Ba3)
126,000	6.125		03/25/24	125,526
237,000	5.625		08/01/33	167,998
NFP Corp.(a) (CCC+/Caa2)
760,000	6.875		08/15/28	646,000
PennyMac Financial Services, Inc.(a) (B+/Ba3)
638,000	5.375		10/15/25	586,163
Rocket Mortgage LLC(a) (BB/Ba1)
244,000	5.250		01/15/28	208,764
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.(a) (BB/Ba1)
711,000	3.875		03/01/31	554,352
United Wholesale Mortgage LLC(a) (NR/Ba3)
336,000	5.500		04/15/29	279,720

				6,457,754

Food and Beverage – 2.6%
Aramark Services, Inc.(a) (B+/B1)
370,000	5.000		02/01/28	347,338
B&G Foods, Inc. (CCC+/Caa1)
310,000	5.250		04/01/25	273,331
Darling Ingredients, Inc.(a) (BB+/Ba2)
464,000	5.250		04/15/27	448,630
Lamb Weston Holdings, Inc.(a) (BB+/Ba3)
615,000	4.125		01/31/30	552,731
Performance Food Group, Inc.(a) (BB-/B2)
668,000	5.500		10/15/27	647,960
Post Holdings, Inc. (B+/B2)
162,000	5.750	(a)	03/01/27	157,950
180,000	5.625	(a)	01/15/28	172,575
480,000	5.500	(a)	12/15/29	442,200
452,000	4.500	(a)	09/15/31	384,200

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Food and Beverage – (continued)
US Foods, Inc.(a) (B+/B3)
$200,000	4.750%		02/15/29	$ 180,000

				3,606,915

Hardware – 1.4%
CommScope Technologies LLC(a) (CCC+/Caa1)
620,000	5.000		03/15/27	475,075
CommScope, Inc.(a) (B/B1)
800,000	6.000		03/01/26	769,556
NCR Corp. (B/B3)
208,000	5.750	(a)	09/01/27	203,320
230,000	5.000	(a)	10/01/28	201,250
150,000	6.125	(a)	09/01/29	145,875
230,000	5.250	(a)	10/01/30	194,350

				1,989,426

Healthcare – 4.8%
Catalent Pharma Solutions, Inc.(a) (BB-/B1)
390,000	3.125		02/15/29	319,800
CHS/Community Health Systems, Inc. (B/B2)
490,000	6.000	(a)	01/15/29	409,150
490,000	5.250	(a)	05/15/30	373,625
490,000	4.750	(a)	02/15/31	360,150
DaVita, Inc. (B+/B1)
640,000	4.625	(a)	06/01/30	515,200
240,000	3.750	(a)	02/15/31	176,400
Encompass Health Corp. (B+/B1)
443,000	4.750		02/01/30	384,302
IQVIA, Inc.(a) (BB/Ba3)
600,000	5.000		05/15/27	573,000
Legacy LifePoint Health LLC(a) (B/B1)
340,000	4.375		02/15/27	283,050
MPH Acquisition Holdings LLC(a) (B-/B3)
300,000	5.750		11/01/28	213,750
Service Corp. International (BB/Ba3)
115,000	4.625		12/15/27	107,525
468,000	5.125		06/01/29	444,015
393,000	3.375		08/15/30	329,138
Tenet Healthcare Corp. (B-/B3)
94,000	4.625		07/15/24	91,650
122,000	4.625	(a)	09/01/24	118,950

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare – (continued)
Tenet Healthcare Corp. (B-/B3) – (continued)
$397,000	4.875	%(a)	01/01/26	$ 378,142
290,000	6.250	(a)	02/01/27	279,125
365,000	5.125	(a)	11/01/27	341,275
397,000	4.625	(a)	06/15/28	356,308
628,000	6.125	(a)	10/01/28	554,995
220,000	4.250	(a)	06/01/29	190,300

				6,799,850

Insurance – 0.9%
Acrisure LLC / Acrisure Finance, Inc. (CCC+/Caa2)
301,000	7.000	(a)	11/15/25	281,764
165,000	10.125	(a)	08/01/26	162,525
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(a) (B/B2)
899,000	4.250		10/15/27	813,595

				1,257,884

Metals – 0.4%
Novelis Corp. (BB/Ba3)
450,000	4.750	(a)	01/30/30	407,250
200,000	3.875	(a)	08/15/31	165,000

				572,250

Metals and Mining – 0.4%
Cleveland-Cliffs, Inc. (BB/Ba2)
278,000	6.750	(a)	03/15/26	279,042
306,000	4.875	(a)	03/01/31	265,455

				544,497

Natural Gas – 2.2%
AmeriGas Partners LP / AmeriGas Finance Corp. (NR/B1)
310,000	5.500		05/20/25	302,250
347,000	5.750		05/20/27	327,047
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. (BB/Ba3)
69,000	5.625	(a)	05/01/27	65,205
132,000	6.000	(a)	02/01/29	122,760
Ferrellgas LP / Ferrellgas Finance Corp.(a) (B/B2)
416,000	5.375		04/01/26	384,800
Genesis Energy LP / Genesis Energy Finance Corp. (B/B2)
374,000	8.000		01/15/27	359,975
NGL Energy Operating LLC / NGL Energy Finance Corp.(a) (B/B2)
594,000	7.500		02/01/26	537,570

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Natural Gas – (continued)
NGL Energy Partners LP / NGL Energy Finance Corp. (CCC-/Caa2)
$100,000	7.500%		11/01/23	$ 96,500
NuStar Logistics LP (BB-/Ba3)
100,000	6.000		06/01/26	97,500
100,000	5.625		04/28/27	94,750
Rockies Express Pipeline LLC(a) (BB+/Ba2)
324,000	4.950		07/15/29	293,220
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. (BB-/B1)
153,000	6.000	(a)	03/01/27	146,115
349,000	5.500	(a)	01/15/28	319,335

				3,147,027

Pharmaceuticals – 1.4%
Bausch Health Americas, Inc.(a) (CCC/Ca)
550,000	9.250		04/01/26	349,250
Bausch Health Cos., Inc. (B-/Caa1)
715,000	5.500	(a)	11/01/25	593,450
288,000	5.750	(a)	08/15/27	187,200
961,000	11.000	(a)	09/30/28	737,567
188,000	14.000	(a)	10/15/30	109,040

				1,976,507

REITs and Real Estate – 1.9%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL(a) (BB+/B1)
320,000	5.750		05/15/26	308,310
Diversified Healthcare Trust (BB/B3)
333,000	4.375		03/01/31	231,714
Howard Hughes Corp. (The)(a) (BB-/Ba3)
378,000	4.375		02/01/31	313,267
iStar, Inc. (BB/Ba2)
377,000	4.750		10/01/24	371,515
Kennedy-Wilson, Inc. (BB/B1)
546,000	5.000		03/01/31	429,634
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(a) (B+/B1)
374,000	4.875		05/15/29	321,640
Service Properties Trust (B+/B1)
337,000	4.950		10/01/29	247,274
278,000	4.375		02/15/30	195,990

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
REITs and Real Estate – (continued)
Starwood Property Trust, Inc. (BB-/Ba3)
$220,000	4.750%		03/15/25	$ 210,650

				2,629,994

Rental Equipment – 1.8%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.(a) (BB-/B2)
642,000	5.375		03/01/29	568,170
H&E Equipment Services, Inc.(a) (BB-/B2)
520,000	3.875		12/15/28	450,450
Hertz Corp. (The)(a) (B+/Caa1)
591,000	5.000		12/01/29	463,935
United Rentals North America, Inc. (BB+/Ba2)
84,000	5.500		05/15/27	82,772
252,000	4.875		01/15/28	240,975
391,000	5.250		01/15/30	368,517
441,000	3.875		02/15/31	381,759

				2,556,578

Software – 2.6%
Clarivate Science Holdings Corp.(a) (B/B1)
686,000	3.875		07/01/28	604,537
Cloud Software Group Holdings, Inc.(a) (B/B2)
800,000	6.500		03/31/29	704,000
Gartner, Inc.(a) (BB+/Ba1)
696,000	4.500		07/01/28	657,720
MSCI, Inc. (BB+/Ba1)
175,000	3.625	(a)	09/01/30	147,875
557,000	3.875	(a)	02/15/31	485,286
489,000	3.250	(a)	08/15/33	387,533
SS&C Technologies, Inc.(a) (B+/B2)
635,000	5.500		09/30/27	607,851

				3,594,802

Technology – 2.2%
Arches Buyer, Inc. (CCC+/Caa1)
160,000	4.250	(a)	06/01/28	132,000
287,000	6.125	(a)	12/01/28	232,470
Condor Merger Sub, Inc.(a) (CCC+/Caa2)
542,000	7.375		02/15/30	445,795
Entegris, Inc.(a) (BB/Ba2)
440,000	4.375		04/15/28	391,600
Imola Merger Corp.(a) (BB-/B1)
733,000	4.750		05/15/29	659,700

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
Seagate HDD Cayman (BB+/Ba2)
$332,000	3.375%		07/15/31	$ 288,607
321,000	5.750		12/01/34	270,042
Uber Technologies, Inc.(a) (B-/B2)
500,000	4.500		08/15/29	436,250
Verscend Escrow Corp.(a) (CCC+/Caa2)
215,000	9.750		08/15/26	214,626

				3,071,090

Transportation – 1.9%
American Airlines, Inc.(a) (B/Ba3)
463,000	11.750		07/15/25	512,486
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (NR/Ba2)
605,000	5.500	(a)	04/20/26	588,363
649,000	5.750	(a)	04/20/29	603,839
Fortress Transportation and Infrastructure Investors LLC(a) (B/Ba2)
240,000	6.500		10/01/25	231,600
United Airlines, Inc. (BB-/Ba1)
474,000	4.375	(a)	04/15/26	438,269
369,000	4.625	(a)	04/15/29	327,881

				2,702,438

Wireless – 0.3%
Ligado Networks LLC(a)(b) (PIK) (NR/Caa1)
698,110	15.500		11/01/23	216,414
SBA Communications Corp. (BB/B1)
300,000	3.875		02/15/27	274,154

				490,568

Wirelines – 3.6%
Consolidated Communications, Inc.(a) (B-/B2)
442,000	6.500		10/01/28	365,755
Frontier Communications Holdings LLC (B/B3)
359,000	5.875	(a)	10/15/27	342,172
710,000	5.000	(a)	05/01/28	633,675
439,000	6.750	(a)	05/01/29	368,211
Level 3 Financing, Inc. (BB-/Ba3)
240,000	4.625	(a)	09/15/27	202,800
500,000	3.625	(a)	01/15/29	370,000
Lumen Technologies, Inc. (B+/B2)
400,000	5.125	(a)	12/15/26	344,000
640,000	4.500	(a)	01/15/29	435,200

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Wirelines – (continued)
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC(a) (B/B2)
$392,000	7.875%		02/15/25	$ 393,225
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC (B/B2)
456,000	4.750	(a)	04/15/28	383,040
141,000	6.500	(a)	02/15/29	103,635
Windstream Escrow LLC / Windstream Escrow Finance Corp.(a) (B-/B3)
752,000	7.750		08/15/28	661,760
Zayo Group Holdings, Inc. (B-/B2)
596,000	4.000	(a)	03/01/27	429,865
73,000	6.125	(a)	03/01/28	39,785

				5,073,123

TOTAL CORPORATE OBLIGATIONS (Cost $139,877,881)				$126,389,448

Foreign Corporate Debt – 6.3%
Aerospace & Defense – 0.8%
Bombardier, Inc. (Canada) (B-/B3)
$272,000	7.500	%(a)	03/15/25	$ 273,020
547,000	7.125	(a)	06/15/26	538,795
353,000	7.875	(a)	04/15/27	346,822

				1,158,637

Basic Industry – 0.6%
Methanex Corp. (Canada) (BB/Ba1)
395,000	5.250		12/15/29	349,087
NOVA Chemicals Corp. (Canada) (BB/Ba3)
255,000	5.000	(a)	05/01/25	243,206
327,000	5.250	(a)	06/01/27	293,483

				885,776

Capital Goods – 0.7%
ARD Finance SA(a)(b) (Luxembourg) (PIK 7.250%, Cash 6.500%) (B-/Caa3)
600,000	6.500		06/30/27	445,224
GFL Environmental, Inc. (Canada) (B-/B3)
285,000	4.250	(a)	06/01/25	272,531
340,000	4.750	(a)	06/15/29	299,200

				1,016,955

Consumer Cyclical – 1.1%
1011778 BC ULC / New Red Finance, Inc. (Canada) (B+/B2)
262,000	3.875	(a)	01/15/28	237,765
162,000	4.375	(a)	01/15/28	148,230
117,000	3.500	(a)	02/15/29	100,181

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Consumer Cyclical – (continued)
1011778 BC ULC / New Red Finance, Inc. (Canada) (B+/B2) – (continued)
$508,000	4.000	%(a)	10/15/30	$ 426,720
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC(a) (Canada) (B+/B2)
170,000	4.875		02/15/30	134,087
Garda World Security Corp. (Canada) (B/B2)
167,000	4.625	(a)	02/15/27	150,300
135,000	9.500	(a)	11/01/27	125,213
Mattamy Group Corp. (Canada) (BB/Ba3)
206,000	5.250	(a)	12/15/27	185,482
60,000	4.625	(a)	03/01/30	49,350

				1,557,328

Energy – 0.2%
MEG Energy Corp.(a) (Canada) (BB-/B2)
200,000	7.125		02/01/27	203,500

Food – 0.3%
NBM US Holdings, Inc.(a) (Brazil) (BB+/NR)
400,000	7.000		05/14/26	399,500

Mining – 1.1%
First Quantum Minerals Ltd. (Zambia) (B+/NR)
351,000	6.500	(a)	03/01/24	345,398
376,000	7.500	(a)	04/01/25	370,554
410,000	6.875	(a)	03/01/26	393,880
Hudbay Minerals, Inc.(a) (Canada) (B/B2)
377,000	4.500		04/01/26	347,782

				1,457,614

Natural Gas – 0.2%
Parkland Corp.(a) (Canada) (BB/Ba3)
366,000	4.625		05/01/30	305,610

Pharmaceuticals – 0.4%
1375209 BC Ltd.(a) (Canada) (NR/NR)
539,000	9.000		01/30/28	532,263

Software – 0.2%
Open Text Holdings, Inc.(a) (Canada) (BB-/Ba3)
364,000	4.125		12/01/31	288,925

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Wireless – 0.7%
Intelsat Jackson Holdings SA(a) (Luxembourg) (B+/B3)
$1,120,000	6.500%	03/15/30	$ 1,036,000

TOTAL FOREIGN CORPORATE DEBT (Cost $9,864,735)			$ 8,842,108

Shares	Dividend Rate		Value

Investment Company – 1.7%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
2,389,120	3.727%		$ 2,389,120
(Cost $2,389,120)

TOTAL INVESTMENTS – 98.0% (Cost $152,131,736)			$137,620,676

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.0%			2,795,284

NET ASSETS – 100.0%			$140,415,960

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Pay-in-kind securities.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
GMTN	— Global Medium Term Note
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACCESS INFLATION PROTECTED USD BOND ETF

Schedule of Investments

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Inflation Indexed Bonds – 99.5%
U.S. Treasury Inflation Indexed Bonds
$6,697,343	0.625%	01/15/24	$ 6,567,990
1,166,248	0.500	04/15/24	1,137,400
9,967,420	0.125	10/15/24	9,643,935
8,295,721	0.250	01/15/25	8,010,027
9,778,751	0.375	07/15/25	9,450,557
11,157,601	0.125	10/15/25	10,701,693
10,842,448	0.625	01/15/26	10,504,992
7,164,832	0.375	07/15/27	6,847,092
12,973,765	0.500	01/15/28	12,376,978
7,229,316	0.750	07/15/28	6,987,678
3,365,396	3.875	04/15/29	3,842,475
5,802,860	0.250	07/15/29	5,391,964
9,872,680	0.125	01/15/30	9,018,346
5,182,754	0.125	07/15/30	4,727,319
4,744,144	0.125	07/15/31	4,288,554
5,092,392	0.125	01/15/32	4,569,436
8,045,696	2.125	02/15/40	8,744,861
5,184,542	0.750	02/15/42	4,459,984
4,281,363	0.875	02/15/47	3,652,965
3,461,611	1.000	02/15/48	3,022,518
1,121,724	1.000	02/15/49	982,302
4,084,515	0.250	02/15/50	2,915,880

TOTAL U.S. TREASURY INFLATION INDEXED BONDS (Cost $159,001,505)			$137,844,946

GOLDMAN SACHS ACCESS INFLATION PROTECTED USD BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 0.3%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
478,331	3.727%	$ 478,331
(Cost $478,331)

TOTAL INVESTMENTS – 99.8% (Cost $159,479,836)		$138,323,277

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		281,940

NET ASSETS – 100.0%		$138,605,217

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND

Schedule of Investments

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 86.9%
Aerospace & Defense – 2.4%
Boeing Co. (The)
$50,000	5.040%		05/01/27	$ 49,605
General Dynamics Corp.
23,000	3.500		05/15/25	22,482
23,000	1.150		06/01/26	20,479
L3Harris Technologies, Inc.
23,000	3.850		12/15/26	22,126
Northrop Grumman Corp.
11,000	3.200		02/01/27	10,366
Raytheon Technologies Corp.
23,000	3.500		03/15/27	22,032
Textron, Inc.
18,000	3.650		03/15/27	16,859

				163,949

Banks – 26.1%
American Express Co.
42,000	3.125		05/20/26	39,852
Bank of America Corp.
(SOFR + 0.960%)
47,000	1.734	(a)	07/22/27	41,248
(SOFR + 1.050%)
75,000	2.551	(a)	02/04/28	67,289
(SOFR + 1.580%)
47,000	4.376	(a)	04/27/28	44,832
Bank of America Corp., MTN
39,000	4.200		08/26/24	38,386
30,000	4.000		01/22/25	29,218
(SOFR + 1.010%)
30,000	1.197	(a)	10/24/26	26,655
(3M USD LIBOR + 1.060%)
36,000	3.559	(a)	04/23/27	33,950
Bank of America Corp.(a), Series N
(SOFR + 0.910%)
24,000	1.658		03/11/27	21,254
Bank of New York Mellon Corp. (The)(a), MTN
(3M USD LIBOR + 1.069%)
50,000	3.442		02/07/28	47,104
Charles Schwab Corp. (The)
18,000	3.000		03/10/25	17,348
14,000	3.850		05/21/25	13,772

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Citigroup, Inc.
(SOFR + 0.686%)
$50,000	0.776	%(a)	10/30/24	$ 47,584
(3M USD LIBOR + 0.897%)
50,000	3.352	(a)	04/24/25	48,284
(SOFR + 1.372%)
50,000	4.140	(a)	05/24/25	49,117
50,000	4.450		09/29/27	48,224
Comerica, Inc.
19,000	3.800		07/22/26	18,282
Fifth Third Bancorp
23,000	3.650		01/25/24	22,654
Huntington Bancshares, Inc.
26,000	4.000		05/15/25	25,260
JPMorgan Chase & Co.
50,000	3.875		09/10/24	49,074
(3M U.S. T-Bill MMY + 1.585%)
41,000	2.005	(a)	03/13/26	38,131
(SOFR + 1.850%)
30,000	2.083	(a)	04/22/26	27,891
39,000	3.200		06/15/26	37,136
44,000	2.950		10/01/26	41,849
(SOFR + 0.800%)
25,000	1.045	(a)	11/19/26	22,074
(SOFR + 0.885%)
37,000	1.578	(a)	04/22/27	32,483
(SOFR + 1.560%)
70,000	4.323	(a)	04/26/28	66,618
Morgan Stanley
(SOFR + 1.990%)
29,000	2.188	(a)	04/28/26	26,996
(SOFR + 0.879%)
28,000	1.593	(a)	05/04/27	24,665
(SOFR + 1.610%)
50,000	4.210	(a)	04/20/28	47,595
(3M USD LIBOR + 1.340%)
50,000	3.591	(a)	07/22/28	45,744
Morgan Stanley, GMTN
50,000	3.875		01/27/26	48,548

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley, GMTN – (continued)
$40,000	4.350%		09/08/26	$ 39,077
(SOFR + 0.858%)
30,000	1.512	(a)	07/20/27	26,187
Morgan Stanley, MTN
45,000	3.125		07/27/26	42,135
PNC Financial Services Group, Inc. (The)
35,000	3.500		01/23/24	34,457
55,000	3.900		04/29/24	54,162
Santander Holdings USA, Inc.
18,000	3.450		06/02/25	17,160
State Street Corp.(a)
(SOFR + 2.600%)
18,000	2.901		03/30/26	17,154
Synchrony Financial
45,000	4.250		08/15/24	43,974
Truist Financial Corp., MTN
44,000	2.850		10/26/24	42,300
US Bancorp(a), MTN
(SOFR + 0.730%)
14,000	2.215		01/27/28	12,556
US Bancorp, Series X
30,000	3.150		04/27/27	28,416
Wells Fargo & Co.
50,000	4.480		01/16/24	49,735
8,000	3.000		04/22/26	7,539
(SOFR + 2.000%)
38,000	2.188	(a)	04/30/26	35,426
33,000	3.000		10/23/26	30,825
Wells Fargo & Co., MTN
(3M USD LIBOR + 0.750%)
75,000	2.164	(a)	02/11/26	69,985
(3M USD LIBOR + 1.170%)
15,000	3.196	(a)	06/17/27	13,986
(SOFR + 1.510%)
23,000	3.526	(a)	03/24/28	21,313
(SOFR + 1.980%)
23,000	4.808	(a)	07/25/28	22,370

				1,797,874

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Basic Industry – 0.5%
Linde, Inc.
$35,000	3.200%	01/30/26	$ 33,774

Broadcasting – 0.5%
Fox Corp.
35,000	4.030	01/25/24	34,478

Brokerage – 0.8%
Ameriprise Financial, Inc.
19,000	4.000	10/15/23	18,854
BlackRock, Inc.
19,000	3.500	03/18/24	18,662
Invesco Finance PLC
18,000	3.750	01/15/26	17,394

			54,910

Building Materials – 0.6%
Fortune Brands Home & Security, Inc.
23,000	4.000	09/21/23	22,821
Owens Corning
23,000	4.200	12/01/24	22,493

			45,314

Capital Goods – 4.9%
Carrier Global Corp.
17,000	2.242	02/15/25	16,033
Caterpillar Financial Services Corp.
24,000	0.900	03/02/26	21,486
John Deere Capital Corp.
23,000	3.650	10/12/23	22,834
John Deere Capital Corp., MTN
24,000	2.350	03/08/27	21,977
Johnson Controls International PLC
35,000	3.900	02/14/26	34,256
Republic Services, Inc.
9,000	2.500	08/15/24	8,628
13,000	2.900	07/01/26	12,206
Roper Technologies, Inc.
23,000	3.650	09/15/23	22,746
23,000	1.000	09/15/25	20,739
23,000	3.850	12/15/25	22,354
Sonoco Products Co.
23,000	2.250	02/01/27	20,660
Waste Management, Inc.
75,000	0.750	11/15/25	67,483

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Capital Goods – (continued)
Westinghouse Air Brake Technologies Corp.
$23,000	4.400%	03/15/24	$ 22,529
23,000	3.200	06/15/25	21,583

			335,514

Communications – 4.0%
Charter Communications Operating LLC / Charter Communications Operating Capital
24,000	4.908	07/23/25	23,647
Charter Communications Operating LLC / Charter Communications Operating Capital, Series USD
36,000	4.500	02/01/24	35,561
Comcast Corp.
42,000	3.150	03/01/26	40,139
19,000	3.300	02/01/27	18,011
Netflix, Inc.
23,000	5.750	03/01/24	23,115
23,000	5.875	02/15/25	23,287
23,000	4.375	11/15/26	22,368
Paramount Global
11,000	4.750	05/15/25	10,855
TWDC Enterprises 18 Corp., MTN
11,000	1.850	07/30/26	10,018
Walt Disney Co. (The)
40,000	1.750	08/30/24	38,035
35,000	3.350	03/24/25	34,104

			279,140

Consumer Cyclical – 5.7%
Amazon.com, Inc.
49,000	1.000	05/12/26	43,769
American Honda Finance Corp., MTN
18,000	1.200	07/08/25	16,425
18,000	1.300	09/09/26	15,992
AutoNation, Inc.
26,000	3.500	11/15/24	24,888
Booking Holdings, Inc.
19,000	3.600	06/01/26	18,305
DR Horton, Inc.
18,000	2.500	10/15/24	17,072
14,000	1.300	10/15/26	12,087
Hyatt Hotels Corp.
14,000	5.625	04/23/25	13,935

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Las Vegas Sands Corp.
$23,000	3.200%	08/08/24	$ 21,975
14,000	3.500	08/18/26	12,704
Lennar Corp.
17,000	4.750	05/30/25	16,639
Marriott International, Inc., Series EE
11,000	5.750	05/01/25	11,184
Marriott International, Inc., Series Z
33,000	4.150	12/01/23	32,663
Ross Stores, Inc.
18,000	4.600	04/15/25	17,883
Starbucks Corp.
23,000	2.000	03/12/27	20,757
Toll Brothers Finance Corp.
23,000	4.875	11/15/25	22,195
Toyota Motor Credit Corp., MTN
23,000	0.800	01/09/26	20,582
Visa, Inc.
23,000	1.900	04/15/27	20,900
Walmart, Inc.
35,000	1.050	09/17/26	31,042

			390,997

Consumer Noncyclical – 5.1%
AbbVie, Inc.
36,000	2.600	11/21/24	34,479
45,000	3.600	05/14/25	43,788
Altria Group, Inc.
33,000	4.000	01/31/24	32,487
35,000	3.800	02/14/24	34,446
Becton Dickinson and Co.
26,000	3.734	12/15/24	25,386
Equifax, Inc.
28,000	2.600	12/01/24	26,634
Laboratory Corp of America Holdings
35,000	3.600	02/01/25	33,915
Merck & Co., Inc.
23,000	0.750	02/24/26	20,644
Philip Morris International, Inc.
32,000	2.875	05/01/24	31,033
Utah Acquisition Sub, Inc.
18,000	3.950	06/15/26	16,877

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Walgreens Boots Alliance, Inc.
$55,000	3.800%	11/18/24	$ 54,027

			353,716

Consumer Products – 0.7%
Hasbro, Inc.
18,000	3.550	11/19/26	16,937
Newell Brands, Inc.
23,000	4.875	06/01/25	22,336
Procter & Gamble Co. (The)
11,000	1.900	02/01/27	10,058

			49,331

Electric – 4.0%
AEP Transmission Co. LLC
24,000	3.100	12/01/26	22,562
AES Corp. (The)
24,000	1.375	01/15/26	21,291
CenterPoint Energy, Inc.
24,000	1.450	06/01/26	21,388
CMS Energy Corp.
24,000	3.000	05/15/26	22,452
Dominion Energy, Inc., Series A
24,000	1.450	04/15/26	21,552
DTE Energy Co., Series F
35,000	1.050	06/01/25	31,745
Duke Energy Corp.
23,000	2.650	09/01/26	21,429
Exelon Corp.
16,000	3.400	04/15/26	15,209
NextEra Energy Capital Holdings, Inc.
18,000	1.875	01/15/27	15,962
Pacific Gas and Electric Co.
9,000	3.450	07/01/25	8,489
11,000	3.300	03/15/27	9,778
Southern Co. (The)
23,000	3.250	07/01/26	21,868
Southern Co. Gas Capital Corp.
23,000	3.875	11/15/25	22,114
Southwestern Electric Power Co., Series N
19,000	1.650	03/15/26	17,009

			272,848

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Energy – 8.0%
Chevron Corp.
$36,000	3.326%	11/17/25	$ 35,087
Energy Transfer LP
18,000	7.600	02/01/24	18,258
Enterprise Products Operating LLC
23,000	3.750	02/15/25	22,482
Exxon Mobil Corp.
14,000	3.176	03/15/24	13,764
35,000	3.043	03/01/26	33,638
18,000	2.275	08/16/26	16,806
Kinder Morgan Energy Partners LP
35,000	4.150	02/01/24	34,537
Kinder Morgan, Inc.
23,000	4.300	06/01/25	22,684
Magellan Midstream Partners LP
35,000	5.000	03/01/26	35,167
Marathon Petroleum Corp.
16,000	4.700	05/01/25	15,872
MPLX LP
35,000	4.875	12/01/24	34,739
17,000	1.750	03/01/26	15,235
National Fuel Gas Co.
23,000	5.500	01/15/26	23,023
ONEOK, Inc.
21,000	7.500	09/01/23	21,140
Phillips 66
9,000	0.900	02/15/24	8,563
Plains All American Pipeline LP / PAA Finance Corp.
23,000	4.650	10/15/25	22,594
Sabine Pass Liquefaction LLC
14,000	5.625	03/01/25	13,996
46,000	5.000	03/15/27	45,138
Spectra Energy Partners LP
25,000	4.750	03/15/24	24,877
Western Midstream Operating LP
23,000	3.350	02/01/25	22,022
23,000	3.950	06/01/25	22,080
Williams Cos., Inc. (The)
50,000	4.000	09/15/25	48,563

			550,265

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Financial Company – 1.8%
Air Lease Corp.
$25,000	3.625%	04/01/27	$ 22,956
Ares Capital Corp.
24,000	2.875	06/15/27	20,692
FS KKR Capital Corp.
18,000	4.625	07/15/24	17,379
23,000	3.250	07/15/27	19,540
GATX Corp.
23,000	3.250	09/15/26	21,277
Sixth Street Specialty Lending, Inc.
23,000	3.875	11/01/24	22,009

			123,853

Food and Beverage – 0.9%
Keurig Dr Pepper, Inc.
14,000	3.130	12/15/23	13,698
McCormick & Co., Inc.
23,000	0.900	02/15/26	20,213
PepsiCo, Inc.
16,000	2.850	02/24/26	15,294
Tyson Foods, Inc.
14,000	3.950	08/15/24	13,748

			62,953

Hardware – 0.3%
Micron Technology, Inc.
23,000	4.185	02/15/27	22,051

Healthcare – 2.9%
CVS Health Corp.
36,000	2.625	08/15/24	34,797
19,000	3.000	08/15/26	17,849
Evernorth Health, Inc.
19,000	3.500	06/15/24	18,605
HCA, Inc.
35,000	5.000	03/15/24	34,805
14,000	5.375	02/01/25	13,920
23,000	4.500	02/15/27	21,979
McKesson Corp.
14,000	3.796	03/15/24	13,764
Quest Diagnostics, Inc.
23,000	3.450	06/01/26	22,067

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Healthcare – (continued)
UnitedHealth Group, Inc.
$23,000	3.375%	04/15/27	$ 22,011

			199,797

Insurance – 0.3%
CNA Financial Corp.
19,000	3.950	05/15/24	18,648

Pharmaceuticals – 0.3%
Viatris, Inc.
23,000	2.300	06/22/27	19,813

REITs and Real Estate – 2.9%
Equinix, Inc.
33,000	1.800	07/15/27	28,282
ERP Operating LP
23,000	3.375	06/01/25	22,025
GLP Capital LP / GLP Financing II, Inc.
23,000	5.375	11/01/23	22,819
13,000	5.375	04/15/26	12,704
Healthpeak Properties, Inc.
23,000	3.250	07/15/26	21,664
Public Storage
18,000	1.500	11/09/26	16,146
Simon Property Group LP
23,000	3.500	09/01/25	22,132
23,000	3.300	01/15/26	21,964
Spirit Realty LP
9,000	3.200	01/15/27	8,002
Welltower, Inc.
23,000	4.000	06/01/25	22,433

			198,171

Software – 0.6%
Oracle Corp.
46,000	2.800	04/01/27	42,076

Technology – 7.8%
Alphabet, Inc.
23,000	1.998	08/15/26	21,434
Apple, Inc.
53,000	0.700	02/08/26	47,360
36,000	2.450	08/04/26	33,777
24,000	2.050	09/11/26	22,124
47,000	3.350	02/09/27	45,477
Broadcom Corp. / Broadcom Cayman Finance Ltd.
24,000	3.875	01/15/27	22,734

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
Dell International LLC / EMC Corp.
$25,000	4.000%	07/15/24	$ 24,516
14,000	4.900	10/01/26	13,777
Fiserv, Inc.
17,000	3.850	06/01/25	16,532
35,000	3.200	07/01/26	33,028
Genpact Luxembourg Sarl
23,000	3.375	12/01/24	21,994
Hewlett Packard Enterprise Co.
21,000	4.900	10/15/25	20,973
HP, Inc.
14,000	2.200	06/17/25	13,067
Intel Corp.
35,000	3.400	03/25/25	34,188
Intuit, Inc.
23,000	1.350	07/15/27	19,936
Microchip Technology, Inc.
23,000	4.250	09/01/25	22,379
Microsoft Corp.
46,000	3.300	02/06/27	44,608
Motorola Solutions, Inc.
18,000	7.500	05/15/25	18,654
NetApp, Inc.
18,000	3.300	09/29/24	17,406
QUALCOMM, Inc.
37,000	2.900	05/20/24	36,054
9,000	3.450	05/20/25	8,764

			538,782

Transportation – 2.5%
CSX Corp.
24,000	3.250	06/01/27	22,647
Norfolk Southern Corp.
23,000	3.850	01/15/24	22,696
Ryder System, Inc., MTN
7,000	1.750	09/01/26	6,243
11,000	2.900	12/01/26	10,061
Southwest Airlines Co.
23,000	5.250	05/04/25	23,117
Union Pacific Corp.
25,000	3.250	08/15/25	24,260

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Transportation – (continued)
United Airlines Pass Through Trust, Series A
$26,089	4.150%	04/11/24	$ 25,212
United Airlines Pass Through Trust, Class A, Series 20-1
22,131	5.875	10/15/27	21,522
United Airlines Pass-Through Trust, Series A
20,506	4.300	08/15/25	19,305

			175,063

Wireless – 3.3%
American Tower Corp.
59,000	5.000	02/15/24	58,935
19,000	3.375	10/15/26	17,726
AT&T, Inc.
9,000	0.900	03/25/24	8,543
31,000	1.700	03/25/26	27,979
Crown Castle, Inc.
48,000	3.200	09/01/24	46,584
Sprint LLC
23,000	7.625	03/01/26	24,116
T-Mobile USA, Inc.
23,000	3.750	04/15/27	21,788
Verizon Communications, Inc.
23,000	1.450	03/20/26	20,790

			226,461

TOTAL CORPORATE OBLIGATIONS (Cost $6,392,670)			$5,989,778

Foreign Corporate Debt – 12.0%
Banks – 7.0%
Bank of Montreal(a) (Canada)
(5 Year USD Swap + 1.280%)
$25,000	4.338%	10/05/28	$ 24,531
Bank of Montreal, Series E (Canada)
30,000	3.300	02/05/24	29,401
Bank of Nova Scotia (The) (Canada)
24,000	1.050	03/02/26	21,258
24,000	2.700	08/03/26	22,328
30,000	1.300	09/15/26	26,340
Canadian Imperial Bank of Commerce (Canada)
24,000	1.250	06/22/26	21,111
HSBC Holdings PLC(a) (United Kingdom)
(SOFR + 1.100%)

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
HSBC Holdings PLC(a) (United Kingdom) – (continued)
$200,000	2.251%	11/22/27	$ 172,138
Royal Bank of Canada, MTN (Canada)
34,000	1.150	06/10/25	31,140
Toronto-Dominion Bank (The), MTN (Canada)
50,000	0.750	01/06/26	44,218
23,000	1.250	09/10/26	20,150
Toronto-Dominion Bank (The), GMTN (Canada)
41,000	3.250	03/11/24	40,089
Westpac Banking Corp. (Australia)
34,000	1.150	06/03/26	30,218

			482,922

Brokerage – 0.2%
Brookfield Finance, Inc. (Canada)
12,000	4.000	04/01/24	11,805

Consumer Cyclical – 0.5%
Toyota Motor Corp. (Japan)
41,000	1.339	03/25/26	37,065

Consumer Noncyclical – 1.3%
BAT International Finance PLC (United Kingdom)
24,000	1.668	03/25/26	21,258
Bayer US Finance II LLC(b) (Germany)
26,000	3.375	07/15/24	25,204
GlaxoSmithKline Capital PLC (United Kingdom)
41,000	3.000	06/01/24	40,044

			86,506

Energy – 0.4%
Enbridge, Inc. (Canada)
9,000	3.500	06/10/24	8,766
Shell International Finance BV (Netherlands)
23,000	3.250	05/11/25	22,371

			31,137

Metals – 0.1%
ArcelorMittal SA (Luxembourg)
11,000	3.600	07/16/24	10,665

Oil Company-Integrated – 1.0%
Ecopetrol SA (Colombia)
23,000	5.875	09/18/23	22,885
46,000	4.125	01/16/25	43,240

			66,125

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Technology – 0.2%
NXP BV / NXP Funding LLC (China)
$14,000	4.875%		03/01/24	$ 13,888

Wireless – 1.3%
Rogers Communications, Inc. (Canada)
23,000	4.100		10/01/23	22,751
50,000	3.200	(b)	03/15/27	46,808
Vodafone Group PLC (United Kingdom)
18,000	4.125		05/30/25	17,745

				87,304

TOTAL FOREIGN CORPORATE DEBT (Cost $890,064)				$ 827,417

TOTAL INVESTMENTS – 98.9% (Cost $7,282,734)				$6,817,195

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%				76,487

NET ASSETS – 100.0%				$6,893,682

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on November 30, 2022.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

Investment Abbreviations:
GMTN	— Global Medium Term Note
LIBOR	— London Interbank Offered Rate
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 79.0%
Aerospace & Defense – 2.3%
Boeing Co. (The)
$100,000	3.200%	03/01/29	$ 88,358
2,000,000	2.950	02/01/30	1,708,152
1,000,000	3.600	05/01/34	804,396
1,740,000	3.900	05/01/49	1,247,777
100,000	5.805	05/01/50	94,795
General Dynamics Corp.
50,000	3.250	04/01/25	48,488
300,000	3.500	04/01/27	287,789
650,000	3.750	05/15/28	622,889
84,000	4.250	04/01/50	76,131
Lockheed Martin Corp.
781,000	4.070	12/15/42	687,436
380,000	3.800	03/01/45	316,534
100,000	4.700	05/15/46	94,742
168,000	4.090	09/15/52	145,667
100,000	4.150	06/15/53	87,508
Northrop Grumman Corp.
476,000	2.930	01/15/25	457,717
290,000	3.200	02/01/27	273,296
738,000	3.250	01/15/28	684,908
300,000	4.400	05/01/30	294,081
406,000	4.030	10/15/47	346,028
267,000	5.250	05/01/50	270,027
Raytheon Technologies Corp.
1,080,000	3.950	08/16/25	1,060,334
100,000	3.125	05/04/27	94,158
300,000	4.125	11/16/28	290,528
243,000	4.450	11/16/38	223,737
500,000	4.500	06/01/42	465,884
100,000	4.150	05/15/45	85,945
208,000	3.750	11/01/46	166,171
304,000	4.350	04/15/47	268,055
292,000	4.625	11/16/48	269,423
406,000	3.125	07/01/50	294,247

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Aerospace & Defense – (continued)
Raytheon Technologies Corp. – (continued)
$260,000	2.820%		09/01/51	$ 178,057

				12,033,258

Agriculture – 0.0%
Archer-Daniels-Midland Co.
162,000	3.250		03/27/30	147,582

Banks – 18.8%
American Express Co.
240,000	3.400		02/22/24	235,855
250,000	2.500		07/30/24	240,456
2,912,000	3.000		10/30/24	2,822,270
649,000	4.200		11/06/25	642,029
470,000	3.125		05/20/26	445,961
250,000	1.650		11/04/26	220,624
(SOFR + 2.255%)
192,000	4.989	(a)	05/26/33	185,475
Bank of America Corp.
(SOFR + 0.690%)
220,000	0.976	(a)	04/22/25	205,663
(3M USD LIBOR + 0.810%)
584,000	3.366	(a)	01/23/26	558,935
(SOFR + 0.960%)
774,000	1.734	(a)	07/22/27	679,268
(3M USD LIBOR + 1.512%)
548,000	3.705	(a)	04/24/28	511,644
(3M USD LIBOR + 1.040%)
1,148,000	3.419	(a)	12/20/28	1,036,521
(SOFR + 2.150%)
759,000	2.592	(a)	04/29/31	625,061
(SOFR + 1.320%)
1,130,000	2.687	(a)	04/22/32	912,089
(SOFR + 1.220%)
290,000	2.299	(a)	07/21/32	227,134
(SOFR + 1.210%)
500,000	2.572	(a)	10/20/32	398,290
(US 5 Year CMT T-Note + 1.200%)
406,000	2.482	(a)	09/21/36	304,674

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp. – (continued)
$560,000	6.110%		01/29/37	$ 580,399
(3M USD LIBOR + 1.814%)
475,000	4.244	(a)	04/24/38	414,988
370,000	7.750		05/14/38	444,631
(SOFR + 1.580%)
519,000	3.311	(a)	04/22/42	394,737
(SOFR + 1.560%)
517,000	2.972	(a)	07/21/52	342,586
Bank of America Corp., GMTN
220,000	3.500		04/19/26	211,069
(3M USD LIBOR + 1.370%)
588,000	3.593	(a)	07/21/28	544,344
Bank of America Corp., Series L
110,000	3.950		04/21/25	106,642
658,000	4.183		11/25/27	627,323
Bank of America Corp., MTN
390,000	4.125		01/22/24	386,670
380,000	4.000		04/01/24	376,459
836,000	4.200		08/26/24	822,843
(SOFR + 0.740%)
555,000	0.810	(a)	10/24/24	531,300
340,000	4.000		01/22/25	331,139
(3M USD LIBOR + 0.970%)
420,000	3.458	(a)	03/15/25	408,594
215,000	3.875		08/01/25	211,999
(3M USD LIBOR + 1.090%)
320,000	3.093	(a)	10/01/25	305,766
(3M USD LIBOR + 0.870%)
800,000	2.456	(a)	10/22/25	753,316
(3M USD LIBOR + 0.640%)
450,000	2.015	(a)	02/13/26	417,498
180,000	4.450		03/03/26	177,031
(SOFR + 1.150%)
1,718,000	1.319	(a)	06/19/26	1,552,322
236,000	4.250		10/22/26	230,536

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp., MTN – (continued)
(3M USD LIBOR + 1.060%)
$490,000	3.559	%(a)	04/23/27	$ 462,102
760,000	3.248		10/21/27	701,534
(3M USD LIBOR + 1.575%)
462,000	3.824	(a)	01/20/28	434,233
(3M USD LIBOR + 1.070%)
150,000	3.970	(a)	03/05/29	138,166
(3M USD LIBOR + 1.310%)
710,000	4.271	(a)	07/23/29	662,248
(3M USD LIBOR + 1.210%)
504,000	3.974	(a)	02/07/30	464,988
(3M USD LIBOR + 1.180%)
200,000	3.194	(a)	07/23/30	175,038
(3M USD LIBOR + 1.190%)
281,000	2.884	(a)	10/22/30	239,191
(3M USD LIBOR + 0.990%)
345,000	2.496	(a)	02/13/31	284,017
(SOFR + 1.530%)
830,000	1.898	(a)	07/23/31	649,870
(SOFR + 1.370%)
500,000	1.922	(a)	10/24/31	388,278
(3M USD LIBOR + 1.320%)
296,000	4.078	(a)	04/23/40	252,211
(SOFR + 1.930%)
800,000	2.676	(a)	06/19/41	556,377
248,000	5.875		02/07/42	259,747
334,000	5.000		01/21/44	315,421
(3M USD LIBOR + 1.990%)
354,000	4.443	(a)	01/20/48	308,603
(3M USD LIBOR + 1.520%)
540,000	4.330	(a)	03/15/50	458,868
(3M USD LIBOR + 3.150%)
910,000	4.083	(a)	03/20/51	746,793
Bank of America Corp.(a), Series N
(SOFR + 1.220%)
500,000	2.651		03/11/32	407,005

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of New York Mellon Corp. (The), MTN
$120,000	0.350%		12/07/23	$ 114,619
100,000	2.100		10/24/24	95,390
50,000	2.800		05/04/26	47,151
636,000	3.400		01/29/28	596,207
(3M USD LIBOR + 1.069%)
998,000	3.442	(a)	02/07/28	940,205
400,000	3.850		04/28/28	384,270
144,000	3.300		08/23/29	130,333
Charles Schwab Corp. (The)
244,000	0.750		03/18/24	231,590
500,000	2.300		05/13/31	414,653
300,000	1.950		12/01/31	237,846
Citigroup, Inc.
(SOFR + 2.107%)
500,000	2.572	(a)	06/03/31	410,146
(SOFR + 1.939%)
600,000	3.785	(a)	03/17/33	524,472
Fifth Third Bancorp
712,000	3.650		01/25/24	701,284
572,000	2.550		05/05/27	516,101
190,000	8.250		03/01/38	232,162
Fifth Third Bank NA
560,000	3.850		03/15/26	535,961
Huntington Bancshares, Inc.
870,000	2.625		08/06/24	832,025
328,000	2.550		02/04/30	272,234
JPMorgan Chase & Co.
150,000	3.875		02/01/24	148,339
150,000	3.625		05/13/24	147,537
325,000	3.875		09/10/24	318,978
(3M U.S. T-Bill MMY + 0.600%)
200,000	0.653	(a)	09/16/24	192,207
(3M USD LIBOR + 1.000%)
389,000	4.023	(a)	12/05/24	385,312
240,000	3.125		01/23/25	233,174

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
JPMorgan Chase & Co. – (continued)
(3M USD LIBOR + 1.155%)
$204,000	3.220	%(a)	03/01/25	$ 198,514
378,000	3.900		07/15/25	373,025
(SOFR + 1.160%)
130,000	2.301	(a)	10/15/25	122,793
(SOFR + 0.915%)
150,000	2.595	(a)	02/24/26	141,264
(3M U.S. T-Bill MMY + 1.585%)
170,000	2.005	(a)	03/13/26	158,105
760,000	3.300		04/01/26	725,664
(SOFR + 1.850%)
840,000	2.083	(a)	04/22/26	780,942
720,000	3.200		06/15/26	685,590
290,000	4.125		12/15/26	284,051
(3M USD LIBOR + 1.245%)
300,000	3.960	(a)	01/29/27	288,338
(SOFR + 0.885%)
600,000	1.578	(a)	04/22/27	526,758
293,000	4.250		10/01/27	285,230
184,000	3.625		12/01/27	172,803
(3M USD LIBOR + 1.337%)
213,000	3.782	(a)	02/01/28	200,863
(3M USD LIBOR + 1.380%)
1,064,000	3.540	(a)	05/01/28	989,101
(SOFR + 1.890%)
550,000	2.182	(a)	06/01/28	482,569
(3M USD LIBOR + 0.945%)
992,000	3.509	(a)	01/23/29	908,190
(3M USD LIBOR + 1.120%)
518,000	4.005	(a)	04/23/29	486,929
(3M USD LIBOR + 1.330%)
450,000	4.452	(a)	12/05/29	428,451
(3M USD LIBOR + 1.160%)
114,000	3.702	(a)	05/06/30	104,292
(SOFR + 1.510%)
692,000	2.739	(a)	10/15/30	588,660

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
JPMorgan Chase & Co. – (continued)
(SOFR + 3.790%)
$400,000	4.493	%(a)	03/24/31	$ 380,461
(SOFR + 2.040%)
1,130,000	2.522	(a)	04/22/31	937,783
(SOFR + 2.515%)
422,000	2.956	(a)	05/13/31	350,569
(3M U.S. T-Bill MMY + 1.105%)
80,000	1.764	(a)	11/19/31	61,472
(SOFR + 1.065%)
752,000	1.953	(a)	02/04/32	585,905
(SOFR + 1.250%)
1,104,000	2.580	(a)	04/22/32	897,201
(SOFR + 1.180%)
1,067,000	2.545	(a)	11/08/32	856,487
(SOFR + 1.260%)
600,000	2.963	(a)	01/25/33	490,313
582,000	6.400		05/15/38	645,642
(3M USD LIBOR + 1.360%)
485,000	3.882	(a)	07/24/38	412,010
147,000	5.500		10/15/40	150,783
(SOFR + 2.460%)
80,000	3.109	(a)	04/22/41	59,712
126,000	5.600		07/15/41	128,976
370,000	5.400		01/06/42	373,874
(SOFR + 1.460%)
100,000	3.157	(a)	04/22/42	74,099
10,000	5.625		08/16/43	10,230
480,000	4.850		02/01/44	449,827
230,000	4.950		06/01/45	212,552
(3M USD LIBOR + 1.580%)
534,000	4.260	(a)	02/22/48	454,121
(3M USD LIBOR + 1.460%)
304,000	4.032	(a)	07/24/48	252,264
(3M USD LIBOR + 1.380%)
706,000	3.964	(a)	11/15/48	571,113

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
JPMorgan Chase & Co. – (continued)
(3M USD LIBOR + 1.220%)
$140,000	3.897	%(a)	01/23/49	$ 113,187
(SOFR + 2.440%)
848,000	3.109	(a)	04/22/51	585,908
(SOFR + 1.580%)
570,000	3.328	(a)	04/22/52	412,883
KeyCorp, MTN
530,000	2.250		04/06/27	471,919
516,000	4.100		04/30/28	491,029
274,000	2.550		10/01/29	232,066
Morgan Stanley
640,000	5.000		11/24/25	637,652
(SOFR + 0.720%)
500,000	0.985	(a)	12/10/26	438,819
328,000	3.625		01/20/27	311,872
562,000	3.950		04/23/27	542,057
(SOFR + 1.000%)
500,000	2.475	(a)	01/21/28	445,653
(3M USD LIBOR + 1.340%)
85,000	3.591	(a)	07/22/28	77,764
120,000	7.250		04/01/32	137,559
(3M USD LIBOR + 1.455%)
68,000	3.971	(a)	07/22/38	57,844
(SOFR + 1.485%)
290,000	3.217	(a)	04/22/42	218,641
758,000	6.375		07/24/42	840,691
528,000	4.300		01/27/45	458,951
340,000	4.375		01/22/47	297,705
Morgan Stanley, Series F
885,000	3.875		04/29/24	870,570
Morgan Stanley, GMTN
125,000	3.700		10/23/24	122,029
427,000	4.000		07/23/25	417,767
610,000	3.875		01/27/26	592,285
554,000	4.350		09/08/26	541,220

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley, GMTN – (continued)
(3M USD LIBOR + 1.628%)
$960,000	4.431	%(a)	01/23/30	$ 901,084
(SOFR + 1.143%)
1,613,000	2.699	(a)	01/22/31	1,355,626
(SOFR + 1.178%)
350,000	2.239	(a)	07/21/32	270,134
(SOFR + 4.840%)
379,000	5.597	(a)	03/24/51	394,369
Morgan Stanley(a), Series I
(SOFR + 0.745%)
770,000	0.864		10/21/25	703,530
Morgan Stanley, MTN
(SOFR + 1.152%)
500,000	2.720	(a)	07/22/25	476,835
(SOFR + 0.560%)
576,000	1.164	(a)	10/21/25	526,945
950,000	3.125		07/27/26	889,510
(SOFR + 3.120%)
380,000	3.622	(a)	04/01/31	335,360
(SOFR + 1.034%)
841,000	1.794	(a)	02/13/32	636,265
(SOFR + 1.020%)
175,000	1.928	(a)	04/28/32	132,913
(SOFR + 1.200%)
500,000	2.511	(a)	10/20/32	394,140
(SOFR + 1.430%)
500,000	2.802	(a)	01/25/52	322,061
PNC Bank NA
860,000	3.100		10/25/27	802,133
260,000	2.700		10/22/29	220,423
PNC Financial Services Group, Inc. (The)
100,000	3.900		04/29/24	98,476
568,000	2.600		07/23/26	528,369
290,000	3.150		05/19/27	268,929
100,000	3.450		04/23/29	91,879
410,000	2.550		01/22/30	349,067

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
PNC Financial Services Group, Inc. (The) – (continued)
(SOFR + 0.979%)
$500,000	2.307	%(a)	04/23/32	$ 408,781
Santander Holdings USA, Inc.
1,310,000	3.500		06/07/24	1,266,531
500,000	3.450		06/02/25	476,682
(SOFR + 1.249%)
504,000	2.490	(a)	01/06/28	438,914
State Street Corp.
339,000	3.700		11/20/23	334,532
40,000	3.550		08/18/25	38,977
160,000	2.650		05/19/26	151,426
100,000	2.200		03/03/31	81,044
Synchrony Financial
770,000	4.250		08/15/24	752,452
392,000	4.500		07/23/25	374,310
224,000	3.950		12/01/27	200,868
Truist Bank
594,000	3.200		04/01/24	580,027
500,000	1.500		03/10/25	462,560
550,000	2.250		03/11/30	446,544
Truist Financial Corp., MTN
971,000	3.750		12/06/23	959,271
250,000	2.500		08/01/24	239,868
605,000	2.850		10/26/24	581,625
280,000	3.700		06/05/25	272,702
150,000	1.200		08/05/25	135,535
(SOFR + 0.609%)
550,000	1.267	(a)	03/02/27	486,366
750,000	1.950		06/05/30	604,914
US Bancorp
80,000	2.400		07/30/24	77,165
250,000	1.450		05/12/25	232,083
(US 5 Year CMT T-Note + 0.950%)
300,000	2.491	(a)	11/03/36	232,960
US Bancorp, MTN
520,000	3.700		01/30/24	513,741
290,000	3.600		09/11/24	285,214

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
US Bancorp, MTN – (continued)
$325,000	3.100%		04/27/26	$ 308,701
755,000	3.900		04/26/28	728,020
387,000	3.000		07/30/29	344,016
300,000	1.375		07/22/30	233,582
US Bancorp, Series V
100,000	2.375		07/22/26	92,567
US Bancorp, Series X
535,000	3.150		04/27/27	506,749
US Bank NA
550,000	2.050		01/21/25	519,484
Wells Fargo & Co.
626,000	3.000		04/22/26	589,935
(SOFR + 2.000%)
600,000	2.188	(a)	04/30/26	559,361
1,234,000	3.000		10/23/26	1,152,652
(SOFR + 2.530%)
1,119,000	3.068	(a)	04/30/41	833,088
550,000	5.375		11/02/43	522,250
492,000	3.900		05/01/45	397,002
Wells Fargo & Co., GMTN
250,000	4.300		07/22/27	241,020
404,000	4.900		11/17/45	356,049
Wells Fargo & Co., MTN
990,000	3.750		01/24/24	977,020
50,000	3.300		09/09/24	48,741
460,000	3.000		02/19/25	442,946
272,000	3.550		09/29/25	263,507
(SOFR + 1.087%)
500,000	2.406	(a)	10/30/25	472,127
(3M USD LIBOR + 0.750%)
530,000	2.164	(a)	02/11/26	494,557
250,000	4.100		06/03/26	243,189
(3M USD LIBOR + 1.170%)
320,000	3.196	(a)	06/17/27	298,367
(3M USD LIBOR + 1.310%)
168,000	3.584	(a)	05/22/28	155,481

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Wells Fargo & Co., MTN – (continued)
(SOFR + 2.100%)
$955,000	2.393	%(a)	06/02/28	$ 841,697
775,000	4.150		01/24/29	733,254
(3M U.S. T-Bill MMY + 1.432%)
1,296,000	2.879	(a)	10/30/30	1,120,463
(SOFR + 1.262%)
600,000	2.572	(a)	02/11/31	500,998
(SOFR + 4.032%)
200,000	4.478	(a)	04/04/31	190,190
(SOFR + 1.500%)
750,000	3.350	(a)	03/02/33	644,127
(SOFR + 2.100%)
100,000	4.897	(a)	07/25/33	96,444
293,000	4.400		06/14/46	240,533
150,000	4.750		12/07/46	130,322
(SOFR + 4.502%)
1,192,000	5.013	(a)	04/04/51	1,113,966
Wells Fargo Bank NA
400,000	6.600		01/15/38	443,435

				100,743,604

Basic Industry – 0.6%
CF Industries, Inc.
220,000	4.950		06/01/43	190,300
375,000	5.375		03/15/44	345,585
Dow Chemical Co. (The)
440,000	7.375		11/01/29	489,810
200,000	4.375		11/15/42	165,883
150,000	5.550		11/30/48	142,519
200,000	3.600		11/15/50	143,141
LYB International Finance BV
753,000	4.875		03/15/44	635,204
LYB International Finance III LLC
240,000	4.200		10/15/49	180,256
350,000	4.200		05/01/50	261,807
LyondellBasell Industries NV
200,000	4.625		02/26/55	158,029

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Basic Industry – (continued)
Sherwin-Williams Co. (The)
$288,000	3.450%	06/01/27	$ 270,989

			2,983,523

Broadcasting – 0.3%
Fox Corp.
910,000	4.030	01/25/24	896,426
690,000	4.709	01/25/29	665,162
280,000	5.476	01/25/39	258,665

			1,820,253

Brokerage – 0.6%
BlackRock, Inc.
70,000	3.500	03/18/24	68,756
200,000	2.400	04/30/30	172,880
200,000	1.900	01/28/31	163,046
150,000	2.100	02/25/32	121,868
Intercontinental Exchange, Inc.
500,000	2.100	06/15/30	414,780
330,000	1.850	09/15/32	254,173
360,000	4.600	03/15/33	349,954
566,000	3.000	06/15/50	395,106
392,000	4.950	06/15/52	377,172
416,000	3.000	09/15/60	273,573
Jefferies Financial Group, Inc.
125,000	4.150	01/23/30	110,814
611,000	2.625	10/15/31	462,675

			3,164,797

Capital Goods – 1.1%
Berry Global, Inc.
100,000	0.950	02/15/24	94,926
430,000	1.570	01/15/26	384,850
Carrier Global Corp.
40,000	2.493	02/15/27	36,306
565,000	2.722	02/15/30	482,563
307,000	2.700	02/15/31	258,541
438,000	3.377	04/05/40	341,541
250,000	3.577	04/05/50	182,879
Caterpillar, Inc.
155,000	3.400	05/15/24	152,583

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Capital Goods – (continued)
Caterpillar, Inc. – (continued)
$40,000	2.600%	04/09/30	$ 35,034
80,000	5.200	05/27/41	82,840
88,000	3.803	08/15/42	76,452
246,000	3.250	09/19/49	190,558
Deere & Co.
266,000	3.900	06/09/42	240,334
190,000	3.750	04/15/50	163,887
Emerson Electric Co.
180,000	2.800	12/21/51	119,740
General Electric Co., MTN
135,000	6.750	03/15/32	153,187
Honeywell International, Inc.
112,000	2.300	08/15/24	107,931
865,000	2.500	11/01/26	811,261
80,000	2.700	08/15/29	71,840
Illinois Tool Works, Inc.
321,000	2.650	11/15/26	301,706
290,000	3.900	09/01/42	250,434
Otis Worldwide Corp.
404,000	2.565	02/15/30	344,747
Republic Services, Inc.
390,000	3.950	05/15/28	374,004
Westinghouse Air Brake Technologies Corp.
326,000	3.450	11/15/26	301,292
340,000	4.950	09/15/28	325,547

			5,884,983

Communications – 4.8%
Charter Communications Operating LLC / Charter Communications Operating Capital
798,000	4.908	07/23/25	786,278
261,000	3.750	02/15/28	238,775
414,000	4.200	03/15/28	384,759
250,000	2.250	01/15/29	204,427
128,000	5.050	03/30/29	122,063
370,000	2.800	04/01/31	293,393
425,000	6.384	10/23/35	418,151
130,000	5.375	04/01/38	112,733

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Communications – (continued)
Charter Communications Operating LLC / Charter Communications Operating Capital – (continued)
$300,000	3.500%	06/01/41	$ 203,550
590,000	6.484	10/23/45	560,165
502,000	5.375	05/01/47	414,022
462,000	5.750	04/01/48	399,549
430,000	5.125	07/01/49	341,190
350,000	4.800	03/01/50	263,843
480,000	3.700	04/01/51	307,650
250,000	3.900	06/01/52	165,810
354,000	3.850	04/01/61	220,518
254,000	4.400	12/01/61	172,966
282,000	3.950	06/30/62	177,316
Charter Communications Operating LLC / Charter Communications Operating Capital, Series USD
548,000	4.500	02/01/24	541,311
Comcast Corp.
1,156,000	3.700	04/15/24	1,138,876
240,000	3.375	02/15/25	233,674
92,000	3.375	08/15/25	89,016
184,000	3.150	03/01/26	175,847
92,000	3.300	02/01/27	87,212
73,000	3.150	02/15/28	67,665
92,000	3.550	05/01/28	86,971
398,000	4.150	10/15/28	385,701
100,000	2.650	02/01/30	87,227
220,000	3.400	04/01/30	201,796
230,000	4.250	10/15/30	221,117
182,000	1.950	01/15/31	147,794
300,000	1.500	02/15/31	236,793
595,000	4.250	01/15/33	565,241
240,000	7.050	03/15/33	277,375
360,000	4.200	08/15/34	334,906
260,000	3.200	07/15/36	211,844
130,000	3.900	03/01/38	113,045
102,000	4.600	10/15/38	96,114
447,000	3.250	11/01/39	355,095

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Communications – (continued)
Comcast Corp. – (continued)
$92,000	3.750%	04/01/40	$ 77,174
233,000	3.400	07/15/46	173,408
156,000	4.000	08/15/47	127,812
395,000	3.969	11/01/47	322,037
225,000	4.000	03/01/48	183,920
486,000	4.700	10/15/48	440,044
305,000	3.999	11/01/49	246,148
600,000	2.800	01/15/51	391,161
400,000	2.887	11/01/51	264,011
184,000	2.450	08/15/52	111,820
384,000	4.049	11/01/52	313,789
280,000	2.937	11/01/56	180,533
439,000	4.950	10/15/58	404,280
400,000	2.987	11/01/63	250,401
Netflix, Inc.
400,000	5.875	02/15/25	405,000
325,000	4.375	11/15/26	316,062
690,000	5.875	11/15/28	699,488
227,000	6.375	05/15/29	234,945
Omnicom Group, Inc.
125,000	2.600	08/01/31	103,519
Omnicom Group, Inc. / Omnicom Capital, Inc.
362,000	3.650	11/01/24	352,773
850,000	3.600	04/15/26	820,465
Paramount Global
120,000	7.875	07/30/30	129,809
251,000	4.950	01/15/31	226,756
360,000	4.200	05/19/32	299,628
250,000	6.875	04/30/36	248,220
441,000	5.850	09/01/43	372,887
200,000	4.950	05/19/50	148,863
Time Warner Cable Enterprises LLC
216,000	8.375	07/15/33	241,946
Time Warner Cable LLC
70,000	6.550	05/01/37	67,360
304,000	7.300	07/01/38	311,540

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Communications – (continued)
Time Warner Cable LLC – (continued)
$322,000	6.750%	06/15/39	$ 314,037
180,000	5.875	11/15/40	160,506
381,000	5.500	09/01/41	324,508
TWDC Enterprises 18 Corp., GMTN
190,000	4.125	06/01/44	166,499
TWDC Enterprises 18 Corp., MTN
705,000	1.850	07/30/26	642,044
202,000	2.950	06/15/27	189,566
Walt Disney Co. (The)
632,000	1.750	08/30/24	600,961
202,000	2.200	01/13/28	180,161
330,000	2.000	09/01/29	279,457
498,000	3.800	03/22/30	469,003
1,180,000	2.650	01/13/31	1,016,260
75,000	6.400	12/15/35	83,480
100,000	6.650	11/15/37	114,827
250,000	4.625	03/23/40	238,384
300,000	2.750	09/01/49	205,159
270,000	4.700	03/23/50	254,390
383,000	3.800	05/13/60	303,686

			25,450,505

Consumer Cyclical – 6.7%
Amazon.com, Inc.
250,000	2.730	04/13/24	243,714
732,000	0.450	05/12/24	689,507
212,000	2.800	08/22/24	205,551
179,000	3.800	12/05/24	176,637
70,000	0.800	06/03/25	64,153
18,000	5.200	12/03/25	18,440
200,000	1.200	06/03/27	174,566
780,000	3.150	08/22/27	740,240
575,000	1.500	06/03/30	465,689
600,000	3.600	04/13/32	559,935
420,000	4.800	12/05/34	425,260
715,000	3.875	08/22/37	643,411
400,000	2.875	05/12/41	305,047

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Amazon.com, Inc. – (continued)
$284,000	4.950%	12/05/44	$ 285,770
731,000	4.050	08/22/47	638,441
444,000	2.500	06/03/50	289,463
836,000	3.100	05/12/51	614,366
482,000	4.250	08/22/57	425,260
400,000	2.700	06/03/60	251,379
400,000	3.250	05/12/61	285,486
American Honda Finance Corp., MTN
430,000	2.150	09/10/24	410,077
40,000	1.200	07/08/25	36,500
Aptiv PLC / Aptiv Corp.
466,000	4.150	05/01/52	353,588
Costco Wholesale Corp.
232,000	3.000	05/18/27	221,454
200,000	1.375	06/20/27	176,648
100,000	1.600	04/20/30	82,855
876,000	1.750	04/20/32	701,218
Dollar Tree, Inc.
665,000	4.000	05/15/25	652,514
236,000	4.200	05/15/28	225,737
Expedia Group, Inc.
324,000	2.950	03/15/31	263,837
Home Depot, Inc. (The)
220,000	3.350	09/15/25	213,701
556,000	3.000	04/01/26	533,105
244,000	3.900	12/06/28	236,517
390,000	2.950	06/15/29	356,683
400,000	1.375	03/15/31	313,518
400,000	1.875	09/15/31	323,452
680,000	5.875	12/16/36	733,339
460,000	3.300	04/15/40	374,772
150,000	4.875	02/15/44	144,921
130,000	4.400	03/15/45	117,665
300,000	4.250	04/01/46	265,107
300,000	4.500	12/06/48	277,555
300,000	3.125	12/15/49	219,273

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Home Depot, Inc. (The) – (continued)
$300,000	3.350%	04/15/50	$ 227,613
826,000	2.375	03/15/51	516,312
300,000	3.500	09/15/56	227,660
Las Vegas Sands Corp.
116,000	3.200	08/08/24	110,829
190,000	3.500	08/18/26	172,412
170,000	3.900	08/08/29	146,014
Lowe’s Cos., Inc.
300,000	3.375	09/15/25	290,026
300,000	3.650	04/05/29	280,765
1,678,000	4.500	04/15/30	1,638,934
1,026,000	1.700	10/15/30	815,558
568,000	4.050	05/03/47	458,882
Marriott International, Inc., Series FF
340,000	4.625	06/15/30	320,550
Marriott International, Inc., Series GG
300,000	3.500	10/15/32	252,964
Marriott International, Inc., Series R
200,000	3.125	06/15/26	187,247
Mastercard, Inc.
90,000	2.000	03/03/25	85,705
143,000	2.950	11/21/26	137,461
144,000	3.300	03/26/27	138,674
132,000	2.950	06/01/29	121,259
240,000	3.350	03/26/30	223,934
162,000	3.650	06/01/49	136,179
300,000	3.850	03/26/50	261,247
McDonald’s Corp., MTN
370,000	3.700	01/30/26	363,305
304,000	3.500	03/01/27	293,043
350,000	3.800	04/01/28	338,162
100,000	2.625	09/01/29	88,591
282,000	2.125	03/01/30	240,073
150,000	3.600	07/01/30	140,228
741,000	4.700	12/09/35	719,055
150,000	4.875	12/09/45	141,687
296,000	4.450	09/01/48	263,894

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
McDonald’s Corp., MTN – (continued)
$122,000	4.200%	04/01/50	$ 104,657
NIKE, Inc.
80,000	2.400	03/27/25	76,532
115,000	2.375	11/01/26	106,960
300,000	2.850	03/27/30	269,576
250,000	3.250	03/27/40	204,787
140,000	3.875	11/01/45	122,533
340,000	3.375	03/27/50	269,583
Starbucks Corp.
100,000	3.850	10/01/23	99,033
2,012,000	3.800	08/15/25	1,985,769
100,000	4.000	11/15/28	96,640
300,000	3.000	02/14/32	261,864
358,000	4.450	08/15/49	314,291
290,000	3.500	11/15/50	218,049
Toyota Motor Credit Corp.
200,000	3.050	03/22/27	187,343
Toyota Motor Credit Corp., GMTN
198,000	3.450	09/20/23	195,711
Toyota Motor Credit Corp., MTN
20,000	1.800	02/13/25	18,855
1,428,000	1.900	01/13/27	1,280,136
535,000	2.150	02/13/30	456,606
487,000	3.375	04/01/30	445,361
Visa, Inc.
536,000	3.150	12/14/25	516,935
100,000	1.900	04/15/27	90,869
55,000	2.750	09/15/27	51,742
289,000	2.050	04/15/30	249,926
480,000	4.150	12/14/35	461,058
300,000	2.700	04/15/40	238,173
729,000	4.300	12/14/45	683,920
40,000	3.650	09/15/47	34,195
200,000	2.000	08/15/50	125,782
Walmart, Inc.
526,000	3.700	06/26/28	513,552
250,000	1.800	09/22/31	206,590

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Walmart, Inc. – (continued)
$515,000	5.250%	09/01/35	$ 549,543
375,000	6.500	08/15/37	450,172
528,000	4.050	06/29/48	480,483
400,000	2.650	09/22/51	282,919

			35,724,759

Consumer Noncyclical – 7.7%
Abbott Laboratories
198,000	3.400	11/30/23	195,172
363,000	2.950	03/15/25	351,287
68,000	3.750	11/30/26	67,056
138,000	4.750	11/30/36	138,619
540,000	4.900	11/30/46	544,639
AbbVie, Inc.
1,282,000	2.600	11/21/24	1,227,825
1,452,000	3.800	03/15/25	1,420,777
1,732,000	3.600	05/14/25	1,685,370
330,000	3.200	05/14/26	314,019
625,000	3.200	11/21/29	574,023
425,000	4.550	03/15/35	403,890
1,006,000	4.050	11/21/39	883,025
300,000	4.850	06/15/44	279,710
379,000	4.750	03/15/45	349,842
500,000	4.700	05/14/45	458,846
304,000	4.450	05/14/46	268,818
320,000	4.875	11/14/48	300,751
950,000	4.250	11/21/49	816,190
Altria Group, Inc.
80,000	4.000	01/31/24	78,756
800,000	2.350	05/06/25	753,656
780,000	4.800	02/14/29	750,700
70,000	2.450	02/04/32	53,163
100,000	5.800	02/14/39	93,373
270,000	3.400	02/04/41	184,744
220,000	4.250	08/09/42	164,981
310,000	5.375	01/31/44	274,701
393,000	3.875	09/16/46	268,123

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Altria Group, Inc. – (continued)
$360,000	5.950%	02/14/49	$ 323,585
70,000	3.700	02/04/51	45,546
150,000	4.000	02/04/61	100,075
Amgen, Inc.
500,000	2.200	02/21/27	455,642
300,000	3.150	02/21/40	231,561
610,000	4.563	06/15/48	542,616
712,000	3.375	02/21/50	521,502
900,000	4.663	06/15/51	799,960
334,000	2.770	09/01/53	208,161
480,000	4.400	02/22/62	394,532
Biogen, Inc.
372,000	5.200	09/15/45	352,315
Bristol-Myers Squibb Co.
1,922,000	0.750	11/13/25	1,731,765
430,000	4.550	02/20/48	402,168
810,000	4.250	10/26/49	725,705
600,000	2.550	11/13/50	396,107
500,000	3.700	03/15/52	406,140
Centene Corp.
1,180,000	4.250	12/15/27	1,100,350
1,000,000	4.625	12/15/29	925,000
550,000	3.000	10/15/30	451,000
698,000	2.500	03/01/31	553,216
Eli Lilly & Co.
190,000	3.950	03/15/49	172,044
300,000	2.250	05/15/50	197,278
92,000	2.500	09/15/60	58,070
Gilead Sciences, Inc.
420,000	3.700	04/01/24	412,872
500,000	2.950	03/01/27	466,785
500,000	4.000	09/01/36	445,766
100,000	4.150	03/01/47	84,673
500,000	2.800	10/01/50	332,530
Johnson & Johnson
110,200	2.625	01/15/25	106,491
100,000	0.550	09/01/25	90,920

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Johnson & Johnson – (continued)
$98,000	2.450%	03/01/26	$ 93,050
83,000	2.950	03/03/27	79,321
212,000	0.950	09/01/27	184,344
250,000	2.900	01/15/28	237,397
50,000	1.300	09/01/30	41,098
190,000	4.375	12/05/33	189,404
495,000	3.550	03/01/36	448,128
372,000	3.625	03/03/37	334,121
250,000	5.950	08/15/37	282,483
245,000	3.400	01/15/38	212,919
46,000	2.100	09/01/40	32,450
208,000	3.700	03/01/46	179,210
218,000	3.750	03/03/47	188,229
125,000	2.450	09/01/60	80,663
Medtronic, Inc.
580,000	4.375	03/15/35	556,852
385,000	4.625	03/15/45	364,806
Merck & Co., Inc.
128,000	2.750	02/10/25	123,351
102,000	0.750	02/24/26	91,551
240,000	3.400	03/07/29	226,402
500,000	2.150	12/10/31	415,842
100,000	3.900	03/07/39	89,600
250,000	4.150	05/18/43	224,734
540,000	3.700	02/10/45	455,756
300,000	4.000	03/07/49	263,985
960,000	2.450	06/24/50	632,042
Mylan, Inc.
195,000	4.550	04/15/28	185,103
200,000	5.200	04/15/48	156,545
Pfizer, Inc.
391,000	3.200	09/15/23	386,399
100,000	2.950	03/15/24	98,152
50,000	3.400	05/15/24	49,186
92,000	0.800	05/28/25	85,088
276,000	3.450	03/15/29	261,873

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Pfizer, Inc. – (continued)
$398,000	2.625%	04/01/30	$ 354,613
400,000	3.900	03/15/39	359,131
100,000	7.200	03/15/39	124,091
260,000	2.550	05/28/40	193,730
100,000	4.300	06/15/43	94,880
110,000	4.400	05/15/44	103,909
300,000	4.125	12/15/46	270,105
352,000	4.200	09/15/48	324,135
100,000	4.000	03/15/49	88,609
594,000	2.700	05/28/50	424,803
Philip Morris International, Inc.
50,000	3.250	11/10/24	48,385
690,000	3.375	08/11/25	662,234
394,000	2.750	02/25/26	369,777
200,000	2.100	05/01/30	161,630
274,000	6.375	05/16/38	285,042
200,000	4.375	11/15/41	162,170
110,000	3.875	08/21/42	82,965
241,000	4.125	03/04/43	187,552
150,000	4.875	11/15/43	129,649
145,000	4.250	11/10/44	115,304
Regeneron Pharmaceuticals, Inc.
346,000	2.800	09/15/50	221,485
Stryker Corp.
220,000	4.625	03/15/46	199,969
Utah Acquisition Sub, Inc.
640,000	3.950	06/15/26	600,058
200,000	5.250	06/15/46	153,500
Viatris, Inc.
423,000	4.000	06/22/50	275,593
Walgreens Boots Alliance, Inc.
474,000	3.800	11/18/24	465,618
450,000	3.450	06/01/26	431,667
106,000	4.800	11/18/44	91,556
50,000	4.100	04/15/50	37,724
Wyeth LLC
388,000	6.500	02/01/34	436,551

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Wyeth LLC – (continued)
$100,000	5.950%	04/01/37	$ 109,755
Zoetis, Inc.
158,000	3.000	09/12/27	145,763
410,000	4.700	02/01/43	382,615

			41,281,083

Consumer Products – 0.3%
Procter & Gamble Co. (The)
80,000	0.550	10/29/25	71,991
50,000	2.450	11/03/26	46,806
214,000	1.900	02/01/27	195,683
250,000	2.850	08/11/27	235,328
300,000	3.000	03/25/30	275,547
500,000	1.200	10/29/30	396,591
300,000	1.950	04/23/31	252,459
110,000	2.300	02/01/32	94,084

			1,568,489

Electric – 2.5%
Consolidated Edison Co. of New York, Inc.
150,000	4.625	12/01/54	129,855
134,000	3.600	06/15/61	98,398
Consolidated Edison Co. of New York, Inc., Series 20B
400,000	3.950	04/01/50	326,251
Duke Energy Carolinas LLC
345,000	3.200	08/15/49	247,748
Duke Energy Corp.
372,000	3.750	04/15/24	367,996
390,000	2.650	09/01/26	363,370
100,000	2.450	06/01/30	83,281
504,000	3.750	09/01/46	377,441
350,000	3.500	06/15/51	250,540
Duke Energy Florida LLC
300,000	6.400	06/15/38	331,500
Entergy Louisiana LLC
330,000	4.000	03/15/33	300,991
242,000	4.200	09/01/48	203,231
Exelon Corp.
92,000	4.050	04/15/30	86,781

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
Exelon Corp. – (continued)
$288,000	4.700%	04/15/50	$ 255,221
Florida Power & Light Co.
50,000	3.950	03/01/48	41,671
352,000	3.150	10/01/49	259,545
Georgia Power Co., Series A
436,000	3.250	03/15/51	310,980
NextEra Energy Capital Holdings, Inc.
1,060,000	2.250	06/01/30	879,702
500,000	2.440	01/15/32	406,833
NiSource, Inc.
100,000	0.950	08/15/25	89,950
192,000	3.600	05/01/30	172,544
1,046,000	1.700	02/15/31	806,280
376,000	4.375	05/15/47	317,817
68,000	3.950	03/30/48	53,673
Pacific Gas and Electric Co.
50,000	3.450	07/01/25	47,161
421,000	2.100	08/01/27	358,038
650,000	3.300	12/01/27	569,618
70,000	3.750	07/01/28	61,647
600,000	4.550	07/01/30	550,233
512,000	3.300	08/01/40	357,403
340,000	3.950	12/01/47	238,521
100,000	4.950	07/01/50	80,107
400,000	3.500	08/01/50	260,377
Sempra Energy
548,000	3.250	06/15/27	507,251
250,000	3.400	02/01/28	232,822
300,000	6.000	10/15/39	304,703
240,000	4.000	02/01/48	184,905
Southern California Edison Co.
437,000	4.000	04/01/47	341,298
318,000	3.650	02/01/50	238,189
Southern California Edison Co., Series 20A
220,000	2.950	02/01/51	145,333
Southern California Edison Co., Series C
200,000	4.125	03/01/48	160,544

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
Southern Co. (The)
$970,000	3.250%	07/01/26	$ 922,267
430,000	4.400	07/01/46	363,700
Southern Co. (The)(a), Series B (US 5 Year CMT T-Note + 3.733%)
300,000	4.000	01/15/51	269,625
Virginia Electric and Power Co.
762,000	2.450	12/15/50	463,327

			13,418,668

Energy – 7.2%
Baker Hughes Holdings LLC
50,000	5.125	09/15/40	47,006
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
240,000	3.337	12/15/27	224,497
200,000	4.080	12/15/47	159,229
BP Capital Markets America, Inc.
150,000	3.119	05/04/26	143,455
1,842,000	3.017	01/16/27	1,733,291
230,000	1.749	08/10/30	185,704
700,000	2.721	01/12/32	594,926
804,000	2.772	11/10/50	533,056
762,000	2.939	06/04/51	521,100
Cheniere Corpus Christi Holdings LLC
500,000	7.000	06/30/24	506,375
367,000	5.875	03/31/25	369,698
1,196,000	5.125	06/30/27	1,191,515
Chevron Corp.
200,000	1.554	05/11/25	186,991
110,000	3.326	11/17/25	107,209
255,000	1.995	05/11/27	230,992
330,000	2.236	05/11/30	285,094
352,000	3.078	05/11/50	262,724
Chevron USA, Inc.
174,000	0.687	08/12/25	157,765
ConocoPhillips
410,000	6.500	02/01/39	469,619
ConocoPhillips Co.
100,000	6.950	04/15/29	112,001

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
ConocoPhillips Co. – (continued)
$300,000	4.300%	11/15/44	$ 270,216
Devon Energy Corp.
170,000	5.600	07/15/41	164,847
205,000	4.750	05/15/42	179,279
100,000	5.000	06/15/45	89,295
Diamondback Energy, Inc.
515,000	3.250	12/01/26	478,278
92,000	3.500	12/01/29	81,761
Energy Transfer LP
200,000	4.500	04/15/24	197,445
608,000	4.050	03/15/25	589,169
668,000	2.900	05/15/25	631,640
200,000	4.750	01/15/26	196,706
200,000	5.500	06/01/27	200,627
100,000	4.000	10/01/27	94,064
230,000	4.950	06/15/28	221,962
151,000	5.250	04/15/29	147,502
100,000	3.750	05/15/30	88,549
100,000	6.500	02/01/42	98,197
201,000	5.300	04/15/47	171,054
283,000	5.400	10/01/47	244,231
277,000	6.000	06/15/48	254,784
431,000	6.250	04/15/49	409,014
480,000	5.000	05/15/50	396,116
Enterprise Products Operating LLC
157,000	3.900	02/15/24	154,192
207,000	3.750	02/15/25	202,335
326,000	3.125	07/31/29	290,378
150,000	2.800	01/31/30	129,784
150,000	5.950	02/01/41	153,015
207,000	4.850	08/15/42	187,379
250,000	4.450	02/15/43	213,803
304,000	4.850	03/15/44	270,379
176,000	5.100	02/15/45	160,821
220,000	4.900	05/15/46	194,575
414,000	4.800	02/01/49	362,236

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Enterprise Products Operating LLC – (continued)
$368,000	4.200%	01/31/50	$ 293,438
128,000	3.950	01/31/60	94,632
Enterprise Products Operating LLC(a), Series E
(3M USD LIBOR + 3.033%)
164,000	5.250	08/16/77	133,250
EOG Resources, Inc.
916,000	4.150	01/15/26	904,184
312,000	4.375	04/15/30	307,523
236,000	4.950	04/15/50	231,317
EQT Corp.
200,000	3.900	10/01/27	185,500
Exxon Mobil Corp.
302,000	2.019	08/16/24	289,667
742,000	2.992	03/19/25	718,863
310,000	3.043	03/01/26	297,941
130,000	2.275	08/16/26	121,379
100,000	3.294	03/19/27	96,582
700,000	3.482	03/19/30	658,221
100,000	4.227	03/19/40	91,719
430,000	3.567	03/06/45	348,266
100,000	4.114	03/01/46	86,901
600,000	3.095	08/16/49	440,834
628,000	4.327	03/19/50	565,906
260,000	3.452	04/15/51	202,387
Halliburton Co.
488,000	2.920	03/01/30	423,103
725,000	4.850	11/15/35	677,319
250,000	7.450	09/15/39	285,051
200,000	5.000	11/15/45	179,656
Hess Corp.
290,000	4.300	04/01/27	279,260
148,000	6.000	01/15/40	148,399
373,000	5.600	02/15/41	357,982
Kinder Morgan Energy Partners LP
388,000	5.500	03/01/44	360,110
Kinder Morgan, Inc.
396,000	5.550	06/01/45	370,261

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Kinder Morgan, Inc. – (continued)
$402,000	5.050%	02/15/46	$ 351,239
100,000	3.600	02/15/51	71,502
Kinder Morgan, Inc., GMTN
300,000	7.750	01/15/32	342,311
Marathon Petroleum Corp.
680,000	4.700	05/01/25	674,549
200,000	4.750	09/15/44	170,970
MPLX LP
136,000	4.125	03/01/27	129,476
100,000	4.800	02/15/29	96,182
914,000	2.650	08/15/30	755,537
350,000	4.500	04/15/38	300,276
310,000	5.200	03/01/47	269,555
520,000	5.500	02/15/49	468,475
ONEOK, Inc.
200,000	4.550	07/15/28	189,883
546,000	3.100	03/15/30	463,416
100,000	5.200	07/15/48	85,471
Phillips 66
920,000	0.900	02/15/24	875,296
390,000	4.650	11/15/34	371,332
150,000	5.875	05/01/42	157,408
200,000	4.875	11/15/44	187,284
Plains All American Pipeline LP / PAA Finance Corp.
766,000	4.650	10/15/25	752,473
240,000	4.500	12/15/26	231,722
339,000	3.550	12/15/29	296,005
Sabine Pass Liquefaction LLC
600,000	5.750	05/15/24	599,625
500,000	5.625	03/01/25	499,862
1,252,000	5.875	06/30/26	1,269,998
430,000	5.000	03/15/27	421,937
108,000	4.200	03/15/28	101,515
Schlumberger Investment SA
310,000	3.650	12/01/23	306,436
300,000	2.650	06/26/30	261,218

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Spectra Energy Partners LP
$320,000	4.750%	03/15/24	$ 318,430
Transcontinental Gas Pipe Line Co. LLC
144,000	7.850	02/01/26	154,720
Valero Energy Corp.
417,000	4.350	06/01/28	406,211
320,000	6.625	06/15/37	346,349
Western Midstream Operating LP
300,000	5.500	02/01/50	246,000
Williams Cos., Inc. (The)
280,000	4.000	09/15/25	271,953
318,000	3.750	06/15/27	301,213
384,000	3.500	11/15/30	339,191
432,000	6.300	04/15/40	452,474
200,000	5.100	09/15/45	180,333
240,000	4.850	03/01/48	210,974

			38,624,332

Financial Company – 0.8%
Air Lease Corp.
80,000	1.875	08/15/26	70,042
Air Lease Corp., MTN
1,170,000	2.875	01/15/26	1,078,684
Ally Financial, Inc.
550,000	1.450	10/02/23	531,216
270,000	3.875	05/21/24	262,757
469,000	8.000	11/01/31	502,668
Blackstone Private Credit Fund
49,000	2.625	12/15/26	41,933
GE Capital International Funding Co. Unlimited
1,772,000	4.418	11/15/35	1,675,600

			4,162,900

Food and Beverage – 2.4%
Coca-Cola Co. (The)
50,000	3.375	03/25/27	48,333
50,000	1.450	06/01/27	44,266
240,000	1.000	03/15/28	203,122
102,000	2.125	09/06/29	88,574
292,000	3.450	03/25/30	272,701

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Food and Beverage – (continued)
Coca-Cola Co. (The) – (continued)
$330,000	1.650%	06/01/30	$ 272,288
300,000	2.000	03/05/31	250,294
360,000	2.500	06/01/40	267,712
110,000	2.875	05/05/41	85,620
430,000	2.600	06/01/50	295,521
100,000	3.000	03/05/51	75,236
250,000	2.500	03/15/51	168,038
220,000	2.750	06/01/60	148,625
Keurig Dr Pepper, Inc.
220,000	0.750	03/15/24	208,451
1,019,000	3.200	05/01/30	899,071
Kraft Heinz Foods Co.
640,000	3.000	06/01/26	604,033
250,000	6.875	01/26/39	277,563
507,000	5.000	06/04/42	475,550
552,000	4.375	06/01/46	467,078
410,000	4.875	10/01/49	369,589
Molson Coors Beverage Co.
1,000,000	3.000	07/15/26	938,923
190,000	5.000	05/01/42	171,445
370,000	4.200	07/15/46	298,672
Mondelez International, Inc.
635,000	2.750	04/13/30	551,821
490,000	2.625	09/04/50	316,094
PepsiCo, Inc.
56,000	2.250	03/19/25	53,382
112,000	2.750	04/30/25	107,670
160,000	2.850	02/24/26	152,945
166,000	2.375	10/06/26	154,970
68,000	3.000	10/15/27	64,192
96,000	2.625	07/29/29	85,642
210,000	2.750	03/19/30	186,996
210,000	1.625	05/01/30	173,496
100,000	1.400	02/25/31	80,296
400,000	1.950	10/21/31	329,011
290,000	2.625	10/21/41	217,676

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Food and Beverage – (continued)
PepsiCo, Inc. – (continued)
$300,000	4.450%	04/14/46	$ 287,864
280,000	3.450	10/06/46	229,812
200,000	2.875	10/15/49	148,699
130,000	3.625	03/19/50	110,871
Sysco Corp.
604,000	3.300	07/15/26	573,557
547,000	3.250	07/15/27	510,018
329,000	5.950	04/01/30	345,588
270,000	6.600	04/01/50	303,572
Tyson Foods, Inc.
120,000	3.950	08/15/24	117,843
172,000	4.000	03/01/26	167,752
340,000	3.550	06/02/27	321,256
110,000	4.550	06/02/47	97,548
486,000	5.100	09/28/48	462,035

			13,081,311

Hardware – 0.2%
Micron Technology, Inc.
543,000	4.185	02/15/27	520,601
170,000	4.663	02/15/30	157,250
428,000	2.703	04/15/32	332,032

			1,009,883

Healthcare – 4.3%
Aetna, Inc.
250,000	3.500	11/15/24	243,678
140,000	6.625	06/15/36	149,200
248,000	3.875	08/15/47	193,171
Cigna Corp.
2,482,000	4.125	11/15/25	2,435,187
300,000	4.800	08/15/38	283,255
130,000	4.800	07/15/46	119,277
674,000	4.900	12/15/48	621,183
290,000	3.400	03/15/50	210,826
472,000	3.400	03/15/51	342,425
CVS Health Corp.
350,000	2.625	08/15/24	338,304
154,000	4.100	03/25/25	152,591

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Healthcare – (continued)
CVS Health Corp. – (continued)
$256,000	3.875%	07/20/25	$ 251,548
100,000	2.875	06/01/26	94,000
368,000	3.000	08/15/26	345,715
488,000	3.625	04/01/27	467,729
825,000	4.300	03/25/28	801,864
523,000	3.250	08/15/29	474,518
1,116,000	4.780	03/25/38	1,029,541
246,000	4.125	04/01/40	207,538
270,000	2.700	08/21/40	191,162
176,000	5.300	12/05/43	167,193
616,000	5.125	07/20/45	578,557
1,208,000	5.050	03/25/48	1,118,370
Danaher Corp.
340,000	2.800	12/10/51	234,847
Elevance Health, Inc.
306,000	3.500	08/15/24	300,173
50,000	3.350	12/01/24	48,482
552,000	3.650	12/01/27	526,975
84,000	4.625	05/15/42	75,686
309,000	4.650	01/15/43	284,395
174,000	4.650	08/15/44	157,093
340,000	4.375	12/01/47	298,325
318,000	4.550	03/01/48	285,092
300,000	3.125	05/15/50	209,493
HCA, Inc.
476,000	5.000	03/15/24	473,346
520,000	5.250	04/15/25	518,544
600,000	5.250	06/15/26	592,890
100,000	5.375	09/01/26	99,180
555,000	4.500	02/15/27	530,372
300,000	5.625	09/01/28	297,420
404,000	4.125	06/15/29	368,650
500,000	3.500	09/01/30	429,375
100,000	5.125	06/15/39	89,410
315,000	5.500	06/15/47	285,863
410,000	5.250	06/15/49	359,775

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare – (continued)
HCA, Inc. – (continued)
$220,000	3.500%		07/15/51	$ 148,832
415,000	4.625	(b)	03/15/52	336,373
MPT Operating Partnership LP / MPT Finance Corp.
331,000	4.625		08/01/29	261,076
270,000	3.500		03/15/31	190,487
UnitedHealth Group, Inc.
548,000	3.750		07/15/25	539,441
600,000	2.300		05/15/31	495,757
688,000	4.200		05/15/32	662,062
758,000	4.625		07/15/35	737,348
838,000	4.250		03/15/43	751,927
631,000	4.450		12/15/48	568,318
300,000	3.700		08/15/49	240,578
700,000	3.250		05/15/51	516,347
511,000	4.750		05/15/52	482,084

				23,212,848

Insurance – 1.3%
American International Group, Inc.
386,000	2.500		06/30/25	365,313
50,000	3.900		04/01/26	48,602
204,000	4.800		07/10/45	183,616
40,000	4.750		04/01/48	36,426
100,000	4.375		06/30/50	86,814
American International Group, Inc.(a), Series A-9
(3M USD LIBOR + 2.868%)
377,000	5.750		04/01/48	357,025
Aon Corp. / Aon Global Holdings PLC
100,000	3.900		02/28/52	78,339
Berkshire Hathaway Finance Corp.
130,000	1.450		10/15/30	105,442
330,000	2.875		03/15/32	289,268
Chubb INA Holdings, Inc.
472,000	4.350		11/03/45	421,160
Corebridge Financial, Inc.(b)
444,000	3.650		04/05/27	415,349
Equitable Holdings, Inc.
426,000	5.000		04/20/48	375,335

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Everest Reinsurance Holdings, Inc.
$470,000	3.500%		10/15/50	$ 325,339
Marsh & McLennan Cos., Inc.
175,000	4.375		03/15/29	170,996
100,000	2.250		11/15/30	82,291
206,000	4.900		03/15/49	193,174
MetLife, Inc.
390,000	3.600		04/10/24	383,826
796,000	6.400		12/15/36	760,131
440,000	4.125		08/13/42	377,938
50,000	4.875		11/13/43	47,255
200,000	4.600		05/13/46	187,283
Prudential Financial, Inc.
(3M USD LIBOR + 3.031%)
162,000	5.375	(a)	05/15/45	153,094
(3M USD LIBOR + 2.380%)
228,000	4.500	(a)	09/15/47	201,127
210,000	3.905		12/07/47	170,217
46,000	3.935		12/07/49	36,592
(US 5 Year CMT T-Note + 3.035%)
192,000	3.700	(a)	10/01/50	155,872
Prudential Financial, Inc., MTN
300,000	5.700		12/14/36	309,393
346,000	4.350		02/25/50	299,988
350,000	3.700		03/13/51	271,556
Travelers Cos., Inc. (The)
400,000	3.050		06/08/51	279,875

				7,168,636

Mining – 0.1%
Freeport-McMoRan, Inc.
70,000	5.400		11/14/34	65,625
550,000	5.450		03/15/43	495,000

				560,625

Pharmaceuticals – 0.0%
Viatris, Inc.
360,000	3.850		06/22/40	247,909

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
REITs and Real Estate – 0.7%
Boston Properties LP
$726,000	2.550%	04/01/32	$ 555,202
390,000	2.450	10/01/33	286,493
Equinix, Inc.
80,000	2.625	11/18/24	76,071
390,000	3.200	11/18/29	343,244
300,000	2.150	07/15/30	241,343
200,000	2.500	05/15/31	163,049
GLP Capital LP / GLP Financing II, Inc.
675,000	5.375	04/15/26	659,602
236,000	5.300	01/15/29	224,632
150,000	3.250	01/15/32	120,690
Simon Property Group LP
68,000	3.250	11/30/26	63,752
300,000	2.650	07/15/30	250,477
284,000	3.250	09/13/49	189,487
220,000	3.800	07/15/50	162,946
Welltower, Inc.
300,000	4.250	04/15/28	283,873
404,000	3.100	01/15/30	344,580

			3,965,441

Revenue – 0.4%
Ascension Health
200,000	3.945	11/15/46	167,726
Ascension Health, Series B
440,000	2.532	11/15/29	380,156
CommonSpirit Health
100,000	2.760	10/01/24	95,814
220,000	3.347	10/01/29	189,411
239,000	4.350	11/01/42	200,636
200,000	4.187	10/01/49	154,926
Kaiser Foundation Hospitals
295,000	4.150	05/01/47	254,584
Kaiser Foundation Hospitals, Series 2019
286,000	3.266	11/01/49	211,105
Kaiser Foundation Hospitals, Series 2021
125,000	2.810	06/01/41	91,398

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Revenue – (continued)
Kaiser Foundation Hospitals, Series 2021 – (continued)
$300,000	3.002%	06/01/51	$ 205,675

			1,951,431

Technology – 9.0%
Activision Blizzard, Inc.
536,000	3.400	09/15/26	515,568
280,000	2.500	09/15/50	178,109
Adobe, Inc.
192,000	3.250	02/01/25	187,647
82,000	2.150	02/01/27	75,411
500,000	2.300	02/01/30	430,703
Alphabet, Inc.
182,000	1.998	08/15/26	169,609
50,000	0.800	08/15/27	43,222
132,000	1.100	08/15/30	105,253
400,000	1.900	08/15/40	277,543
823,000	2.050	08/15/50	519,000
497,000	2.250	08/15/60	300,421
Analog Devices, Inc.
75,000	3.500	12/05/26	72,001
250,000	1.700	10/01/28	214,785
Apple, Inc.
75,000	3.000	02/09/24	73,614
188,000	3.450	05/06/24	185,068
138,000	2.850	05/11/24	134,513
184,000	2.750	01/13/25	178,107
112,000	2.500	02/09/25	107,505
91,000	1.125	05/11/25	84,169
40,000	3.200	05/13/25	38,912
50,000	0.550	08/20/25	45,120
129,000	0.700	02/08/26	115,272
361,000	3.250	02/23/26	350,153
144,000	2.450	08/04/26	135,111
150,000	2.050	09/11/26	138,273
100,000	3.000	06/20/27	95,578
692,000	2.900	09/12/27	651,998
218,000	3.000	11/13/27	205,735

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
Apple, Inc. – (continued)
$88,000	1.200%		02/08/28	$ 75,579
330,000	1.400		08/05/28	282,146
400,000	1.650		05/11/30	333,418
250,000	1.250		08/20/30	199,803
850,000	1.650		02/08/31	694,587
625,000	4.500		02/23/36	627,385
102,000	2.375		02/08/41	74,176
617,000	3.850		05/04/43	550,838
310,000	4.450		05/06/44	301,995
305,000	3.450		02/09/45	252,107
350,000	4.375		05/13/45	332,317
729,000	4.650		02/23/46	712,490
306,000	3.850		08/04/46	266,457
208,000	4.250		02/09/47	194,765
270,000	3.750		09/12/47	230,156
506,000	3.750		11/13/47	434,596
898,000	2.950		09/11/49	658,464
672,000	2.650		05/11/50	461,732
239,000	2.400		08/20/50	157,203
680,000	2.650		02/08/51	468,028
125,000	2.800		02/08/61	83,133
Applied Materials, Inc.
130,000	3.300		04/01/27	124,883
150,000	1.750		06/01/30	123,526
136,000	4.350		04/01/47	125,069
Broadcom Corp. / Broadcom Cayman Finance Ltd.
100,000	3.625		01/15/24	97,958
659,000	3.875		01/15/27	624,248
98,000	3.500		01/15/28	89,916
Broadcom, Inc.
500,000	3.150		11/15/25	476,311
431,000	3.459		09/15/26	407,144
605,000	4.750		04/15/29	581,570
402,000	4.150		11/15/30	361,798
570,000	2.450	(b)	02/15/31	447,360
470,000	4.300		11/15/32	417,952

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
Broadcom, Inc. – (continued)
$555,000	3.419	%(b)	04/15/33	$ 448,118
290,000	3.469	(b)	04/15/34	230,475
600,000	3.137	(b)	11/15/35	444,936
600,000	3.500	(b)	02/15/41	433,821
360,000	3.750	(b)	02/15/51	253,590
Dell International LLC / EMC Corp.
748,000	6.020		06/15/26	764,011
494,000	4.900		10/01/26	486,131
379,000	8.100		07/15/36	437,579
464,000	8.350		07/15/46	545,269
Fiserv, Inc.
150,000	3.800		10/01/23	148,346
400,000	2.750		07/01/24	383,900
500,000	3.200		07/01/26	471,827
300,000	4.200		10/01/28	286,470
500,000	3.500		07/01/29	452,573
400,000	4.400		07/01/49	330,300
Hewlett Packard Enterprise Co.
200,000	4.450		10/02/23	198,929
300,000	4.900		10/15/25	299,614
300,000	6.350		10/15/45	309,639
HP, Inc.
300,000	3.400		06/17/30	258,600
40,000	2.650		06/17/31	31,381
368,000	6.000		09/15/41	360,056
Intel Corp.
204,000	2.875		05/11/24	198,805
203,000	3.700		07/29/25	199,468
60,000	2.600		05/19/26	56,486
168,000	3.150		05/11/27	159,032
596,000	2.450		11/15/29	515,287
250,000	2.000		08/12/31	201,507
771,000	4.000		12/15/32	718,190
259,000	4.600		03/25/40	237,532
264,000	4.800		10/01/41	247,588
290,000	4.100		05/19/46	241,871

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
Intel Corp. – (continued)
$224,000	4.100%	05/11/47	$ 184,266
295,000	3.734	12/08/47	226,748
542,000	3.250	11/15/49	376,892
483,000	4.750	03/25/50	433,270
440,000	3.050	08/12/51	295,914
50,000	3.100	02/15/60	32,068
100,000	4.950	03/25/60	90,959
150,000	3.200	08/12/61	97,630
International Business Machines Corp.
445,000	3.625	02/12/24	438,760
250,000	3.450	02/19/26	240,750
1,510,000	3.300	05/15/26	1,443,591
300,000	1.700	05/15/27	263,372
1,086,000	1.950	05/15/30	895,197
540,000	4.150	05/15/39	473,345
288,000	4.000	06/20/42	241,551
300,000	4.250	05/15/49	255,462
300,000	2.950	05/15/50	200,213
KLA Corp.
87,000	4.650	11/01/24	86,694
130,000	4.100	03/15/29	127,168
100,000	3.300	03/01/50	75,151
Lam Research Corp.
238,000	4.000	03/15/29	229,389
228,000	1.900	06/15/30	188,078
220,000	4.875	03/15/49	213,820
352,000	2.875	06/15/50	248,240
Microchip Technology, Inc.
120,000	4.250	09/01/25	116,759
Microsoft Corp.
406,000	2.875	02/06/24	398,388
548,000	2.700	02/12/25	529,497
154,000	3.125	11/03/25	149,693
80,000	2.400	08/08/26	75,132
87,000	3.300	02/06/27	84,367
260,000	3.500	02/12/35	240,914

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
Microsoft Corp. – (continued)
$470,000	3.450%	08/08/36	$ 426,475
81,000	4.100	02/06/37	78,407
200,000	4.450	11/03/45	198,113
300,000	3.700	08/08/46	266,812
250,000	4.250	02/06/47	238,929
1,047,000	2.525	06/01/50	723,637
1,160,000	2.921	03/17/52	860,766
632,000	2.675	06/01/60	426,649
451,000	3.041	03/17/62	329,210
Motorola Solutions, Inc.
692,000	4.600	05/23/29	662,648
NVIDIA Corp.
2,198,000	0.584	06/14/24	2,065,600
80,000	1.550	06/15/28	68,860
330,000	2.850	04/01/30	292,098
400,000	2.000	06/15/31	324,598
400,000	3.500	04/01/50	309,439
PayPal Holdings, Inc.
1,060,000	4.400	06/01/32	1,009,233
QUALCOMM, Inc.
152,000	2.900	05/20/24	148,113
135,000	3.450	05/20/25	131,459
304,000	3.250	05/20/27	290,257
126,000	2.150	05/20/30	106,977
320,000	4.650	05/20/35	310,361
396,000	4.800	05/20/45	378,956
250,000	4.300	05/20/47	221,032
320,000	4.500	05/20/52	285,343
Texas Instruments, Inc.
232,000	2.250	09/04/29	200,564
469,000	4.150	05/15/48	415,727
Western Digital Corp.
968,000	4.750	02/15/26	917,180

			47,889,562

Transportation – 1.1%
FedEx Corp.
100,000	5.100	01/15/44	90,304

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Transportation – (continued)
FedEx Corp. – (continued)
$300,000	4.550%	04/01/46	$ 247,413
FedEx Corp. Pass Through Trust, Series 2020-1
44,653	1.875	02/20/34	36,681
Southwest Airlines Co.
270,000	5.250	05/04/25	271,369
125,000	5.125	06/15/27	126,080
Union Pacific Corp.
500,000	2.400	02/05/30	431,892
1,950,000	2.800	02/14/32	1,692,147
278,000	3.799	10/01/51	227,353
95,000	2.950	03/10/52	66,115
408,000	3.839	03/20/60	320,924
646,000	3.799	04/06/71	485,201
United Parcel Service, Inc.
292,000	3.050	11/15/27	277,329
792,000	3.400	03/15/29	744,317
300,000	3.750	11/15/47	252,223
200,000	4.250	03/15/49	181,079
448,000	5.300	04/01/50	476,032

			5,926,459

Water – 0.1%
American Water Capital Corp.
426,000	4.450	06/01/32	410,928

Wireless – 5.7%
American Tower Corp.
250,000	4.000	06/01/25	242,947
556,000	3.375	10/15/26	518,718
200,000	2.750	01/15/27	181,153
521,000	3.800	08/15/29	479,083
80,000	2.900	01/15/30	68,704
300,000	1.875	10/15/30	234,335
251,000	3.100	06/15/50	167,024
AT&T, Inc.
111,000	3.800	02/15/27	106,923
346,000	4.250	03/01/27	340,345
339,000	2.300	06/01/27	305,250
75,000	1.650	02/01/28	64,347

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Wireless – (continued)
AT&T, Inc. – (continued)
$300,000	4.100%	02/15/28	$ 289,787
1,232,000	4.350	03/01/29	1,182,320
459,000	4.300	02/15/30	436,438
565,000	2.750	06/01/31	471,996
620,000	2.250	02/01/32	491,123
630,000	2.550	12/01/33	494,637
435,000	4.500	05/15/35	398,036
140,000	4.850	03/01/39	128,947
330,000	4.350	06/15/45	274,834
435,000	4.750	05/15/46	380,556
329,000	4.500	03/09/48	275,210
229,000	4.550	03/09/49	194,069
538,000	3.650	06/01/51	394,881
130,000	3.300	02/01/52	90,141
1,260,000	3.500	09/15/53	891,706
1,678,000	3.550	09/15/55	1,174,822
130,000	3.800	12/01/57	93,427
1,339,000	3.650	09/15/59	925,337
92,000	3.850	06/01/60	67,052
Crown Castle, Inc.
530,000	4.450	02/15/26	518,756
572,000	3.700	06/15/26	544,835
736,000	1.050	07/15/26	638,501
98,000	3.650	09/01/27	91,466
200,000	3.800	02/15/28	187,359
220,000	3.300	07/01/30	195,069
180,000	2.250	01/15/31	146,083
301,000	2.100	04/01/31	239,174
300,000	2.900	04/01/41	212,542
100,000	3.250	01/15/51	69,319
Sprint Capital Corp.
200,000	8.750	03/15/32	237,892
T-Mobile USA, Inc.
500,000	3.750	04/15/27	473,662
400,000	3.375	04/15/29	356,052
900,000	3.875	04/15/30	828,291

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Wireless – (continued)
T-Mobile USA, Inc. – (continued)
$680,000	2.550%	02/15/31	$ 563,863
300,000	2.250	11/15/31	239,236
600,000	2.700	03/15/32	493,009
400,000	4.375	04/15/40	347,990
600,000	4.500	04/15/50	505,175
Verizon Communications, Inc.
570,000	3.500	11/01/24	557,732
184,000	3.376	02/15/25	179,481
2,428,000	0.850	11/20/25	2,173,140
559,000	4.125	03/16/27	548,806
710,000	2.100	03/22/28	620,879
722,000	4.329	09/21/28	703,353
786,000	4.016	12/03/29	743,038
471,000	3.150	03/22/30	418,709
280,000	1.500	09/18/30	218,488
100,000	1.680	10/30/30	78,252
1,330,000	2.550	03/21/31	1,106,853
50,000	2.355	03/15/32	40,054
220,000	4.272	01/15/36	197,293
478,000	5.250	03/16/37	473,509
550,000	2.650	11/20/40	378,340
510,000	3.400	03/22/41	393,307
60,000	6.550	09/15/43	67,289
704,000	4.862	08/21/46	646,464
455,000	4.522	09/15/48	396,715
400,000	2.875	11/20/50	257,893
800,000	3.550	03/22/51	594,468
364,000	5.012	08/21/54	341,900
150,000	2.987	10/30/56	95,234
500,000	3.000	11/20/60	309,725
555,000	3.700	03/22/61	399,881

			30,193,225

TOTAL CORPORATE OBLIGATIONS (Cost $497,590,807)			$422,626,994

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – 19.7%
Banks – 10.6%
Banco Bilbao Vizcaya Argentaria SA (Spain)
$200,000	1.125%		09/18/25	$ 178,826
Banco Santander SA (Spain)
200,000	2.706		06/27/24	191,746
1,432,000	2.746		05/28/25	1,344,064
600,000	1.849		03/25/26	528,326
600,000	4.250		04/11/27	565,027
(US 1 Year CMT T-Note + 0.900%)
600,000	1.722	(a)	09/14/27	513,020
925,000	3.490		05/28/30	775,718
800,000	2.958		03/25/31	631,274
(US 1 Year CMT T-Note + 1.600%)
536,000	3.225	(a)	11/22/32	393,824
Bank of Montreal (Canada)
(5 Year USD Swap + 1.280%)
1,784,000	4.338	(a)	10/05/28	1,750,550
(5 Year USD Swap + 1.432%)
553,000	3.803	(a)	12/15/32	490,849
(US 5 Year CMT T-Note + 1.400%)
204,000	3.088	(a)	01/10/37	155,668
Bank of Montreal, MTN (Canada)
230,000	0.625		07/09/24	214,109
75,000	1.250		09/15/26	65,725
(SOFR + 0.603%)
40,000	0.949	(a)	01/22/27	35,360
Bank of Montreal, Series E (Canada)
50,000	3.300		02/05/24	49,002
Bank of Nova Scotia (The) (Canada)
520,000	3.400		02/11/24	510,294
320,000	0.700		04/15/24	300,911
75,000	0.650		07/31/24	69,650
198,000	1.300		06/11/25	181,081
110,000	4.500		12/16/25	108,648
220,000	2.700		08/03/26	204,671
80,000	1.950		02/02/27	71,147
470,000	2.450		02/02/32	375,796

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Barclays PLC (United Kingdom)
$890,000	3.650%		03/16/25	$ 846,058
1,035,000	4.375		01/12/26	993,810
(SOFR + 2.714%)
200,000	2.852	(a)	05/07/26	184,290
210,000	5.200		05/12/26	202,622
600,000	4.836		05/09/28	549,092
(US 1 Year CMT T-Note + 1.200%)
424,000	2.667	(a)	03/10/32	322,655
(US 5 Year CMT T-Note + 2.900%)
960,000	3.564	(a)	09/23/35	728,319
(US 1 Year CMT T-Note + 1.700%)
500,000	3.811	(a)	03/10/42	327,182
330,000	5.250		08/17/45	299,790
736,000	4.950		01/10/47	629,472
Canadian Imperial Bank of Commerce (Canada)
370,000	3.100		04/02/24	360,906
110,000	2.250		01/28/25	103,938
Cooperatieve Rabobank UA (Netherlands)
815,000	3.750		07/21/26	765,205
186,000	5.250		05/24/41	191,352
745,000	5.250		08/04/45	665,679
Credit Suisse AG (Switzerland)
950,000	2.950		04/09/25	850,069
950,000	1.250		08/07/26	751,027
Credit Suisse Group AG (Switzerland)
660,000	3.750		03/26/25	590,161
250,000	4.550		04/17/26	218,324
(SOFR + 3.730%)
621,000	4.194	(a)(b)	04/01/31	466,889
300,000	4.875		05/15/45	209,492
Deutsche Bank AG (Germany)
130,000	3.700		05/30/24	125,574
(SOFR + 1.131%)
200,000	1.447	(a)	04/01/25	184,570
(SOFR + 2.581%)
800,000	3.961	(a)	11/26/25	753,680

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Deutsche Bank AG (Germany) – (continued)
(SOFR + 1.219%)
$1,694,000	2.311	%(a)	11/16/27	$ 1,418,573
(SOFR + 1.318%)
1,702,000	2.552	(a)	01/07/28	1,423,525
HSBC Holdings PLC (United Kingdom)
540,000	4.250		03/14/24	530,012
400,000	4.250		08/18/25	383,394
(SOFR + 1.402%)
800,000	2.633	(a)	11/07/25	743,791
750,000	4.300		03/08/26	729,009
(SOFR + 1.538%)
250,000	1.645	(a)	04/18/26	224,376
936,000	3.900		05/25/26	890,852
(3M USD LIBOR + 1.348%)
500,000	4.292	(a)	09/12/26	474,901
(SOFR + 1.100%)
480,000	2.251	(a)	11/22/27	413,130
(SOFR + 1.732%)
250,000	2.013	(a)	09/22/28	206,720
(3M USD LIBOR + 1.535%)
960,000	4.583	(a)	06/19/29	880,139
1,080,000	4.950		03/31/30	1,038,562
(3M USD LIBOR + 1.610%)
800,000	3.973	(a)	05/22/30	698,525
(SOFR + 2.387%)
205,000	2.848	(a)	06/04/31	163,103
(SOFR + 1.947%)
1,050,000	2.357	(a)	08/18/31	802,386
(SOFR + 1.187%)
550,000	2.804	(a)	05/24/32	425,849
(SOFR + 1.410%)
400,000	2.871	(a)	11/22/32	304,574
250,000	6.500		05/02/36	244,378
396,000	6.500		09/15/37	374,769
375,000	6.800		06/01/38	364,293

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
HSBC Holdings PLC (United Kingdom) – (continued)
$90,000	6.100%		01/14/42	$ 92,089
300,000	5.250		03/14/44	261,520
ING Groep NV (Netherlands)
590,000	4.100		10/02/23	584,168
300,000	3.550		04/09/24	293,260
200,000	3.950		03/29/27	189,040
490,000	4.550		10/02/28	465,297
330,000	4.050		04/09/29	302,159
Lloyds Banking Group PLC (United Kingdom)
940,000	4.450		05/08/25	917,875
(US 1 Year CMT T-Note + 3.500%)
300,000	3.870	(a)	07/09/25	288,968
400,000	4.582		12/10/25	382,485
1,880,000	3.750		01/11/27	1,748,114
940,000	4.375		03/22/28	884,084
(3M USD LIBOR + 1.205%)
500,000	3.574	(a)	11/07/28	445,972
200,000	5.300		12/01/45	172,735
490,000	4.344		01/09/48	359,336
Mizuho Financial Group, Inc. (Japan)
(3M USD LIBOR + 1.000%)
500,000	3.922	(a)	09/11/24	491,531
(US 1 Year CMT T-Note + 0.670%)
500,000	1.234	(a)	05/22/27	432,446
National Australia Bank Ltd. (Australia)
940,000	2.500		07/12/26	871,125
NatWest Group PLC (United Kingdom)
(3M USD LIBOR + 1.762%)
665,000	4.269	(a)	03/22/25	646,127
846,000	4.800		04/05/26	825,571
(US 1 Year CMT T-Note + 2.550%)
355,000	3.073	(a)	05/22/28	314,034
(3M USD LIBOR + 1.754%)
345,000	4.892	(a)	05/18/29	323,186
(US 5 Year CMT T-Note + 2.100%)
558,000	3.754	(a)	11/01/29	514,872

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
NatWest Group PLC (United Kingdom) – (continued)
(3M USD LIBOR + 1.905%)
$470,000	5.076	%(a)	01/27/30	$ 441,289
(3M USD LIBOR + 1.871%)
370,000	4.445	(a)	05/08/30	332,718
(US 5 Year CMT T-Note + 2.350%)
420,000	3.032	(a)	11/28/35	308,530
Royal Bank of Canada, GMTN (Canada)
540,000	3.700		10/05/23	533,615
500,000	2.250		11/01/24	475,343
50,000	0.875		01/20/26	44,330
150,000	4.650		01/27/26	148,442
300,000	1.400		11/02/26	263,704
250,000	2.300		11/03/31	201,610
Royal Bank of Canada, MTN (Canada)
100,000	0.500		10/26/23	96,156
257,000	1.150		06/10/25	235,385
Royal Bank of Canada (Canada)
130,000	1.200		04/27/26	115,629
Santander UK Group Holdings PLC (United Kingdom)
(3M USD LIBOR + 1.570%)
200,000	4.796	(a)	11/15/24	196,020
(SOFR + 0.787%)
200,000	1.089	(a)	03/15/25	185,759
(SOFR + 0.989%)
1,790,000	1.673	(a)	06/14/27	1,511,584
Sumitomo Mitsui Financial Group, Inc. (Japan)
500,000	2.696		07/16/24	478,927
468,000	3.364		07/12/27	434,176
500,000	2.222		09/17/31	389,616
Toronto-Dominion Bank (The) (Canada)
50,000	1.950		01/12/27	44,779
(5 Year USD Swap + 2.205%)
550,000	3.625	(a)	09/15/31	506,344
Toronto-Dominion Bank (The), MTN (Canada)
630,000	2.650		06/12/24	608,469
270,000	1.150		06/12/25	245,922

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Toronto-Dominion Bank (The), MTN (Canada) – (continued)
$330,000	0.750%		01/06/26	$ 291,840
75,000	1.250		09/10/26	65,705
Westpac Banking Corp. (Australia)
40,000	3.300		02/26/24	39,290
112,000	1.019		11/18/24	103,918
40,000	2.350		02/19/25	37,993
200,000	2.850		05/13/26	188,866
125,000	1.150		06/03/26	111,094
40,000	3.350		03/08/27	38,030
40,000	3.400		01/25/28	37,763
247,000	2.650		01/16/30	216,015
(US 5 Year CMT T-Note + 1.350%)
1,476,000	2.894	(a)	02/04/30	1,344,181
400,000	2.150		06/03/31	329,971
(US 5 Year CMT T-Note + 2.000%)
100,000	4.110	(a)	07/24/34	85,883
(US 5 Year CMT T-Note + 1.750%)
300,000	2.668	(a)	11/15/35	221,328
186,000	4.421		07/24/39	155,563
100,000	2.963		11/16/40	64,710
Westpac Banking Corp.(a), GMTN (Australia)
(5 Year USD Swap + 2.236%)
146,000	4.322		11/23/31	132,550

				56,829,344

Beverages – 0.1%
Coca-Cola Femsa SAB de CV (Mexico)
280,000	2.750		01/22/30	245,735

Brokerage – 0.2%
Brookfield Finance, Inc. (Canada)
314,000	3.900		01/25/28	292,626
120,000	4.850		03/29/29	116,004
125,000	4.350		04/15/30	114,818
237,000	4.700		09/20/47	193,260
Nomura Holdings, Inc. (Japan)
330,000	2.999		01/22/32	261,125

				977,833

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Consumer Cyclical – 0.0%
Toyota Motor Corp. (Japan)
$80,000	1.339%	03/25/26	$ 72,322

Consumer Noncyclical – 1.2%
BAT Capital Corp. (United Kingdom)
264,000	3.215	09/06/26	245,413
400,000	4.700	04/02/27	384,586
600,000	3.557	08/15/27	546,881
130,000	2.259	03/25/28	108,842
264,000	2.726	03/25/31	208,377
444,000	4.390	08/15/37	347,317
398,000	4.540	08/15/47	289,067
204,000	4.758	09/06/49	152,570
BAT International Finance PLC (United Kingdom)
292,000	1.668	03/25/26	258,636
GlaxoSmithKline Capital, Inc. (United Kingdom)
910,000	3.875	05/15/28	877,048
511,000	6.375	05/15/38	586,075
Novartis Capital Corp. (Switzerland)
70,000	3.400	05/06/24	68,927
158,000	1.750	02/14/25	149,382
115,000	3.000	11/20/25	110,426
214,000	3.100	05/17/27	204,944
262,000	2.200	08/14/30	226,720
220,000	4.400	05/06/44	206,772
180,000	4.000	11/20/45	159,439
225,000	2.750	08/14/50	159,717
Reynolds American, Inc. (United Kingdom)
575,000	4.450	06/12/25	565,175
468,000	5.850	08/15/45	410,284

			6,266,598

Consumer Products – 0.2%
Unilever Capital Corp. (United Kingdom)
100,000	2.900	05/05/27	93,853
500,000	3.500	03/22/28	474,705
500,000	2.125	09/06/29	428,613
132,000	5.900	11/15/32	143,834

			1,141,005

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Energy – 2.5%
BP Capital Markets PLC (United Kingdom)
$764,000	3.279%		09/19/27	$ 720,460
168,000	3.723		11/28/28	159,928
Canadian Natural Resources Ltd. (Canada)
513,000	3.850		06/01/27	486,382
Canadian Natural Resources Ltd., GMTN (Canada)
214,000	4.950		06/01/47	193,118
Cenovus Energy, Inc. (Canada)
172,000	6.750		11/15/39	181,674
322,000	5.400		06/15/47	297,349
Enbridge, Inc. (Canada)
152,000	4.000		10/01/23	150,225
708,000	3.125		11/15/29	629,578
(3M USD LIBOR + 3.641%)
570,000	6.250	(a)	03/01/78	515,850
Equinor ASA (Norway)
70,000	2.650		01/15/24	68,346
70,000	3.700		03/01/24	69,068
460,000	2.875		04/06/25	442,166
200,000	1.750		01/22/26	183,686
300,000	3.125		04/06/30	273,031
100,000	2.375		05/22/30	86,356
430,000	3.950		05/15/43	369,039
114,000	3.250		11/18/49	85,553
250,000	3.700		04/06/50	205,411
Shell International Finance BV (Netherlands)
362,000	2.000		11/07/24	345,722
682,000	3.250		05/11/25	663,355
330,000	2.875		05/10/26	314,484
130,000	2.500		09/12/26	121,819
352,000	3.875		11/13/28	342,873
352,000	2.375		11/07/29	309,052
300,000	2.750		04/06/30	267,523
328,000	4.125		05/11/35	306,959
761,000	6.375		12/15/38	857,285
352,000	4.375		05/11/45	317,014
450,000	4.000		05/10/46	379,755

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Energy – (continued)
Shell International Finance BV (Netherlands) – (continued)
$334,000	3.750%	09/12/46	$ 269,886
282,000	3.125	11/07/49	206,428
Suncor Energy, Inc. (Canada)
80,000	6.800	05/15/38	85,827
384,000	4.000	11/15/47	302,578
100,000	3.750	03/04/51	73,829
TotalEnergies Capital International SA (France)
184,000	3.750	04/10/24	182,016
280,000	2.829	01/10/30	250,410
335,000	2.986	06/29/41	254,589
370,000	3.461	07/12/49	285,617
220,000	3.386	06/29/60	157,936
TotalEnergies Capital SA (France)
344,000	3.883	10/11/28	333,895
TransCanada PipeLines Ltd. (Canada)
433,000	2.500	10/12/31	350,863
400,000	4.625	03/01/34	368,729
420,000	7.625	01/15/39	490,123
120,000	4.875	05/15/48	108,140
150,000	5.100	03/15/49	140,062
Transcanada Trust(a), Series 16-A (Canada)
(3M USD LIBOR + 4.640%)
198,000	5.875	08/15/76	186,863

			13,390,852

Financial Company – 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
500,000	3.150	02/15/24	482,847
500,000	3.500	01/15/25	477,421
300,000	6.500	07/15/25	303,697
952,000	2.450	10/29/26	835,564
300,000	3.000	10/29/28	252,735
952,000	3.300	01/30/32	757,901
300,000	3.400	10/29/33	233,132
480,000	3.850	10/29/41	353,019

			3,696,316

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Food and Beverage – 1.6%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium)
$518,000	3.650%	02/01/26	$ 504,142
950,000	4.700	02/01/36	906,915
1,466,000	4.900	02/01/46	1,378,573
Anheuser-Busch InBev Finance, Inc. (Belgium)
100,000	4.000	01/17/43	86,510
226,000	4.625	02/01/44	206,227
300,000	4.900	02/01/46	282,109
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
536,000	4.000	04/13/28	519,446
628,000	4.750	01/23/29	627,802
281,000	4.900	01/23/31	284,637
429,000	4.375	04/15/38	394,358
500,000	5.450	01/23/39	510,641
100,000	4.350	06/01/40	91,067
356,000	4.950	01/15/42	341,307
435,000	4.600	04/15/48	397,843
146,000	4.439	10/06/48	128,571
632,000	5.550	01/23/49	650,117
280,000	4.500	06/01/50	254,218
310,000	4.750	04/15/58	285,032
382,000	5.800	01/23/59	402,726
Diageo Capital PLC (United Kingdom)
200,000	1.375	09/29/25	183,109
200,000	2.375	10/24/29	171,894

			8,607,244

Insurance – 0.0%
Manulife Financial Corp. (Canada)
186,000	5.375	03/04/46	179,878

Internet – 0.5%
Alibaba Group Holding Ltd. (China)
500,000	3.600	11/28/24	482,671
744,000	3.400	12/06/27	685,380
560,000	2.125	02/09/31	449,144
400,000	4.000	12/06/37	319,630
550,000	4.200	12/06/47	430,098
300,000	3.150	02/09/51	191,840

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Internet – (continued)
Alibaba Group Holding Ltd. (China) – (continued)
$200,000	4.400%	12/06/57	$ 151,869

			2,710,632

Metals and Mining – 0.2%
BHP Billiton Finance USA Ltd. (Australia)
511,000	4.125	02/24/42	452,163
274,000	5.000	09/30/43	272,909
Rio Tinto Finance USA Ltd. (Australia)
80,000	7.125	07/15/28	88,651
306,000	5.200	11/02/40	311,803
Rio Tinto Finance USA PLC (Australia)
80,000	4.125	08/21/42	70,601

			1,196,127

Mining – 0.2%
Southern Copper Corp. (Peru)
341,000	7.500	07/27/35	386,421
242,000	6.750	04/16/40	264,405
166,000	5.250	11/08/42	155,827
241,000	5.875	04/23/45	242,147

			1,048,800

Oil Company-Exploration & Production – 0.0%
CNOOC Finance 2015 USA LLC (China)
200,000	4.375	05/02/28	196,309

Oil Company-Integrated – 0.3%
Ecopetrol SA (Colombia)
233,000	5.875	09/18/23	231,835
150,000	4.125	01/16/25	141,000
200,000	5.375	06/26/26	187,125
398,000	6.875	04/29/30	357,205
178,000	7.375	09/18/43	148,630
400,000	5.875	05/28/45	274,000

			1,339,795

Semiconductors – 0.1%
TSMC Arizona Corp. (Taiwan)
260,000	1.750	10/25/26	231,699
720,000	3.250	10/25/51	522,851

			754,550

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Technology – 0.1%
NXP BV / NXP Funding LLC (China)
$80,000	4.875%	03/01/24	$ 79,358
NXP BV / NXP Funding LLC / NXP USA, Inc. (China)
226,000	3.400	05/01/30	195,435
263,000	2.500	05/11/31	207,397
289,000	2.650	02/15/32	226,215

			708,405

Telecommunications – 0.3%
America Movil SAB de CV (Mexico)
266,000	2.875	05/07/30	228,600
640,000	6.125	03/30/40	664,617
470,000	4.375	04/22/49	402,565

			1,295,782

Wireless – 0.7%
Rogers Communications, Inc. (Canada)
70,000	4.100	10/01/23	69,242
594,000	4.300	02/15/48	464,669
500,000	4.350	05/01/49	392,403
Vodafone Group PLC (United Kingdom)
785,000	3.750	01/16/24	776,052
150,000	4.125	05/30/25	147,874
419,000	6.150	02/27/37	425,621
300,000	5.000	05/30/38	277,361
498,000	5.250	05/30/48	449,069
350,000	4.875	06/19/49	298,107
330,000	4.250	09/17/50	261,907

			3,562,305

Wirelines – 0.2%
British Telecommunications PLC (United Kingdom)
300,000	9.625	12/15/30	361,333
Deutsche Telekom International Finance BV (Germany)
650,000	8.750	06/15/30	773,654

			1,134,987

TOTAL FOREIGN CORPORATE DEBT
(Cost $123,013,184)			$105,354,819

Shares	Dividend Rate	Value

Investment Company – 0.3%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,575,054	3.727%	$ 1,575,054
(Cost $1,575,054)

TOTAL INVESTMENTS – 99.0%
(Cost $622,179,045)		$529,556,867

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		5,157,961

NET ASSETS – 100.0%		$534,714,828

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on November 30, 2022.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
CMT	— Constant Maturity Treasury Index
GMTN	— Global Medium Term Note
LIBOR	— London Interbank Offered Rate
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – 83.7%
U.S. Treasury Bills
$112,123,200	3.012%	01/05/23	$ 111,706,768
429,000	3.083	01/05/23	427,407
1,326,000	3.100	01/05/23	1,321,075
273,000	3.139	01/05/23	271,986
1,248,000	3.145	01/05/23	1,243,365
1,521,000	3.185	01/05/23	1,515,351
31,984,700	3.231	01/05/23	31,865,907
1,404,000	3.247	01/05/23	1,398,785
2,886,000	3.255	01/05/23	2,875,281
2,964,000	3.259	01/05/23	2,952,992
780,000	3.261	01/05/23	777,103
5,148,000	3.272	01/05/23	5,128,880
1,404,000	3.281	01/05/23	1,398,785
1,560,000	3.285	01/05/23	1,554,206
1,248,000	3.300	01/05/23	1,243,365
1,800,000	3.328	01/05/23	1,793,315
96,000	3.345	01/05/23	95,643
702,000	3.366	01/05/23	699,393
288,000	3.368	01/05/23	286,930
1,056,000	3.374	01/05/23	1,052,078
507,000	3.375	01/05/23	505,117
1,053,000	3.384	01/05/23	1,049,089
1,920,000	3.385	01/05/23	1,912,869
3,552,000	3.390	01/05/23	3,538,808
864,000	3.420	01/05/23	860,791
480,000	3.429	01/05/23	478,217
624,000	3.454	01/05/23	621,682
720,000	3.542	01/05/23	717,326
480,000	3.558	01/05/23	478,217
2,064,000	3.582	01/05/23	2,056,334
1,612,000	3.714	01/05/23	1,606,013
2,728,000	3.736	01/05/23	2,717,868
1,104,000	3.745	01/05/23	1,099,900
720,000	3.749	01/05/23	717,326
248,000	3.757	01/05/23	247,079
1,302,000	3.759	01/05/23	1,297,164
372,000	3.761	01/05/23	370,618

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$192,000	3.763%	01/05/23	$ 191,287
768,000	3.769	01/05/23	765,148
55,237,000	3.799	01/05/23	55,031,847
496,000	3.810	01/05/23	494,158
2,232,000	3.812	01/05/23	2,223,710
1,302,000	3.839	01/05/23	1,297,164
744,000	3.847	01/05/23	741,237
6,100,000	3.849	01/05/23	6,077,344
1,296,000	3.868	01/05/23	1,291,187
310,000	3.881	01/05/23	308,849
868,000	3.882	01/05/23	864,776
1,054,000	3.889	01/05/23	1,050,085
2,852,000	3.903	01/05/23	2,841,408
173,074,500	3.062	01/19/23	172,149,430
2,745,000	3.103	01/19/23	2,730,328
671,000	3.118	01/19/23	667,414
2,074,000	3.155	01/19/23	2,062,915
427,000	3.190	01/19/23	424,718
1,952,000	3.206	01/19/23	1,941,567
2,379,000	3.225	01/19/23	2,366,284
1,364,000	3.409	01/19/23	1,356,710
1,220,000	3.413	01/19/23	1,213,479
4,588,000	3.420	01/19/23	4,563,478
4,514,000	3.428	01/19/23	4,489,873
4,818,000	3.431	01/19/23	4,792,248
4,674,000	3.438	01/19/23	4,649,018
2,944,000	3.444	01/19/23	2,928,265
2,440,000	3.455	01/19/23	2,426,958
2,196,000	3.464	01/19/23	2,184,263
8,052,000	3.474	01/19/23	8,008,963
2,800,000	3.477	01/19/23	2,785,034
1,116,000	3.479	01/19/23	1,110,035
806,000	3.517	01/19/23	801,692
1,647,000	3.522	01/19/23	1,638,197
620,000	3.667	01/19/23	616,686
930,000	3.773	01/19/23	925,029
408,000	3.862	01/19/23	405,819

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$612,000	3.865%	01/19/23	$ 608,729
2,666,000	3.886	01/19/23	2,651,750
2,142,000	3.897	01/19/23	2,130,551
3,672,000	3.916	01/19/23	3,652,373
4,488,000	3.917	01/19/23	4,464,012
1,224,000	3.920	01/19/23	1,217,458
2,652,000	3.944	01/19/23	2,637,825
60,683,200	3.952	01/19/23	60,358,853
2,128,000	3.982	01/19/23	2,116,626
1,771,000	3.987	01/19/23	1,761,534
1,155,000	3.988	01/19/23	1,148,827
816,000	3.994	01/19/23	811,639
9,800,000	3.995	01/19/23	9,747,620
1,736,000	3.996	01/19/23	1,726,721
1,734,000	3.997	01/19/23	1,724,732
510,000	4.005	01/19/23	507,274
100,355,600	4.026	01/19/23	99,819,207
1,232,000	4.033	01/19/23	1,225,415
2,142,000	4.046	01/19/23	2,130,551
4,692,000	4.077	01/19/23	4,666,922
108,440,800	3.552	01/24/23	107,788,410
180,000	3.565	01/24/23	178,917
1,200,000	3.566	01/24/23	1,192,781
60,000	3.574	01/24/23	59,639
300,000	3.606	01/24/23	298,195
540,000	3.615	01/24/23	536,751
390,000	3.620	01/24/23	387,654
300,000	3.746	01/24/23	298,195
450,000	3.775	01/24/23	447,293
1,290,000	3.843	01/24/23	1,282,239
264,000	3.970	01/24/23	262,412
176,000	3.983	01/24/23	174,941
1,584,000	3.986	01/24/23	1,574,471
1,936,000	3.996	01/24/23	1,924,353
1,144,000	4.008	01/24/23	1,137,118
924,000	4.009	01/24/23	918,441
690,000	4.010	01/24/23	685,849

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$450,000	4.023%	01/24/23	$ 447,293
528,000	4.024	01/24/23	524,824
616,000	4.034	01/24/23	612,294
120,000	4.039	01/24/23	119,278
220,000	4.042	01/24/23	218,676
3,800,000	4.052	01/24/23	3,777,139
924,000	4.069	01/24/23	918,441
352,000	4.073	01/24/23	349,882
480,000	4.076	01/24/23	477,112
912,000	4.090	01/24/23	906,513
55,240,700	4.096	01/24/23	54,908,367
2,024,000	4.097	01/24/23	2,011,823
123,223,600	4.106	01/24/23	122,482,276
748,000	4.154	01/24/23	743,500
291,035,400	3.550	02/02/23	288,990,536
166,000	3.577	02/02/23	164,834
3,320,000	3.596	02/02/23	3,296,673
6,142,000	3.628	02/02/23	6,098,845
830,000	3.629	02/02/23	824,168
1,826,000	3.633	02/02/23	1,813,170
1,494,000	3.635	02/02/23	1,483,503
1,577,000	3.672	02/02/23	1,565,920
830,000	3.822	02/02/23	824,168
1,245,000	3.840	02/02/23	1,236,252
3,569,000	3.878	02/02/23	3,543,924
1,245,000	4.033	02/02/23	1,236,252
1,909,000	4.035	02/02/23	1,895,587
332,000	4.048	02/02/23	329,667
696,000	4.051	02/02/23	691,110
2,436,000	4.054	02/02/23	2,418,884
1,328,000	4.065	02/02/23	1,318,669
928,000	4.087	02/02/23	921,480
464,000	4.090	02/02/23	460,740
3,016,000	4.091	02/02/23	2,994,809
5,568,000	4.096	02/02/23	5,528,878
5,104,000	4.103	02/02/23	5,068,138
1,972,000	4.113	02/02/23	1,958,144

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$1,624,000	4.116%	02/02/23	$ 1,612,590
313,171,500	4.121	02/02/23	310,971,104
2,436,000	4.124	02/02/23	2,418,884
132,391,300	4.139	02/02/23	131,461,096
5,336,000	4.140	02/02/23	5,298,508
2,416,000	4.151	02/02/23	2,399,025
10,600,000	4.152	02/02/23	10,525,523
580,000	4.165	02/02/23	575,925
500,140,300	4.414	03/14/23	494,049,029
128,000	1.889	04/20/23	125,829
132,000	1.897	04/20/23	129,761
48,000	1.904	04/20/23	47,186
224,000	1.911	04/20/23	220,201
103,671,100	1.929	04/20/23	101,912,822
64,000	1.936	04/20/23	62,915
368,000	1.937	04/20/23	361,759
80,000	1.973	04/20/23	78,643
208,000	1.994	04/20/23	204,472
112,000	2.010	04/20/23	110,100
112,000	2.025	04/20/23	110,100
112,000	2.032	04/20/23	110,100
610,000	2.034	04/20/23	599,654
32,067,000	2.058	04/20/23	31,523,139
944,000	2.067	04/20/23	927,990
1,403,000	2.127	04/20/23	1,379,205
244,000	2.163	04/20/23	239,862
732,000	2.459	04/20/23	719,585
4,819,000	2.615	04/20/23	4,737,269
183,000	2.683	04/20/23	179,896
732,000	2.692	04/20/23	719,585
1,342,000	2.750	04/20/23	1,319,240
2,100,000	2.921	04/20/23	2,064,384
2,760,000	2.983	04/20/23	2,713,190
2,040,000	2.993	04/20/23	2,005,401
240,000	3.025	04/20/23	235,930
720,000	3.032	04/20/23	707,789
4,920,000	3.039	04/20/23	4,836,556

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$240,000	3.048%	04/20/23	$ 235,930
1,500,000	3.077	04/20/23	1,474,560
600,000	3.092	04/20/23	589,824
1,080,000	3.103	04/20/23	1,061,683
600,000	3.104	04/20/23	589,824
4,165,000	3.141	04/20/23	4,094,361
1,615,000	3.193	04/20/23	1,587,609
3,416,000	3.203	04/20/23	3,358,064
660,000	3.206	04/20/23	648,806
2,700,000	3.208	04/20/23	2,654,208
5,440,000	3.223	04/20/23	5,347,737
1,920,000	3.238	04/20/23	1,887,437
2,040,000	3.239	04/20/23	2,005,401
420,000	3.268	04/20/23	412,877
2,340,000	3.346	04/20/23	2,300,313
1,116,000	3.589	04/20/23	1,097,072
2,232,000	3.690	04/20/23	2,194,145
4,731,000	3.730	04/20/23	4,650,762
124,000	3.735	04/20/23	121,897
1,240,000	3.737	04/20/23	1,218,969
2,241,000	3.746	04/20/23	2,202,992
2,800,000	3.750	04/20/23	2,752,512
460,000	3.754	04/20/23	452,198
4,588,000	3.755	04/20/23	4,510,187
8,184,000	3.759	04/20/23	8,045,198
2,480,000	3.766	04/20/23	2,437,939
1,364,000	3.772	04/20/23	1,340,866
4,588,000	3.776	04/20/23	4,510,187
1,984,000	3.779	04/20/23	1,950,351
2,480,000	3.797	04/20/23	2,437,939
620,000	3.913	04/20/23	609,485
1,116,000	3.931	04/20/23	1,097,072
372,000	3.938	04/20/23	365,691
806,000	4.011	04/20/23	792,330
620,000	4.186	04/20/23	609,485
248,000	4.428	04/20/23	243,794
1,426,000	4.430	04/20/23	1,401,815

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$169,396,300	4.473%	04/20/23	$ 166,523,313
3,780,000	4.480	04/20/23	3,715,891
992,000	4.482	04/20/23	975,176
1,260,000	4.485	04/20/23	1,238,630
630,000	4.487	04/20/23	619,315
420,000	4.496	04/20/23	412,877
6,990,000	4.504	04/20/23	6,871,449
525,000	4.514	04/20/23	516,096
4,620,000	4.515	04/20/23	4,541,644
7,900,000	4.520	04/20/23	7,766,015
2,205,000	4.522	04/20/23	2,167,603
1,470,000	4.525	04/20/23	1,445,069
2,205,000	4.529	04/20/23	2,167,603
1,785,000	4.537	04/20/23	1,754,726
3,570,000	4.538	04/20/23	3,509,452
186,226,000	4.628	05/11/23	182,506,557
18,664,000	2.043	05/18/23	18,275,937
184,000	2.199	05/18/23	180,174
32,000	2.246	05/18/23	31,335
96,000	2.533	05/18/23	94,004
632,000	2.623	05/18/23	618,859
24,000	2.662	05/18/23	23,501
96,000	2.671	05/18/23	94,004
150,000	2.699	05/18/23	146,881
176,000	2.713	05/18/23	172,341
184,000	2.776	05/18/23	180,174
280,000	2.927	05/18/23	274,178
368,000	3.025	05/18/23	360,349
272,000	3.028	05/18/23	266,345
40,000	3.076	05/18/23	39,168
656,000	3.078	05/18/23	642,360
120,000	3.084	05/18/23	117,505
40,000	3.113	05/18/23	39,168
280,000	3.137	05/18/23	274,178
786,000	3.147	05/18/23	769,657
250,000	3.164	05/18/23	244,802
110,000	3.167	05/18/23	107,713

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$266,000	3.191%	05/18/23	$ 260,469
560,000	3.210	05/18/23	548,356
450,000	3.211	05/18/23	440,644
272,000	3.220	05/18/23	266,345
896,000	3.221	05/18/23	877,370
256,000	3.236	05/18/23	250,677
56,000	3.239	05/18/23	54,836
312,000	3.324	05/18/23	305,513
162,000	3.529	05/18/23	158,632
94,000	3.614	05/18/23	92,046
1,008,000	3.652	05/18/23	987,042
90,000	3.664	05/18/23	88,129
666,000	3.666	05/18/23	652,153
198,000	3.671	05/18/23	193,883
18,000	3.676	05/18/23	17,626
324,000	3.688	05/18/23	317,263
360,000	3.692	05/18/23	352,515
180,000	3.700	05/18/23	176,257
666,000	3.719	05/18/23	652,153
54,000	3.722	05/18/23	52,877
162,000	3.725	05/18/23	158,632
1,188,000	3.732	05/18/23	1,163,299
117,000	3.737	05/18/23	114,567
360,000	3.745	05/18/23	352,515
288,000	3.769	05/18/23	282,012
90,000	3.853	05/18/23	88,129
522,000	3.915	05/18/23	511,147
135,000	4.141	05/18/23	132,193
207,000	4.173	05/18/23	202,696
144,000	4.214	05/18/23	141,006
36,000	4.257	05/18/23	35,252
189,000	4.324	05/18/23	185,070
396,000	4.343	05/18/23	387,766
1,300,000	4.345	05/18/23	1,272,970
36,000	4.352	05/18/23	35,252
180,000	4.368	05/18/23	176,257
54,000	4.369	05/18/23	52,877

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$189,000	4.390%	05/18/23	$ 185,070
54,000	4.517	05/18/23	52,877
324,000	4.538	05/18/23	317,263
108,000	4.574	05/18/23	105,754
126,000	4.608	05/18/23	123,380
414,000	4.615	05/18/23	405,392
72,000	4.618	05/18/23	70,503
45,000	4.619	05/18/23	44,064
272,000	4.620	05/18/23	266,345
153,000	4.636	05/18/23	149,819
137,392,200	3.340	07/13/23	133,641,279
495,000	3.411	07/13/23	481,486
2,576,000	3.466	07/13/23	2,505,673
1,440,000	3.486	07/13/23	1,400,687
2,025,000	3.487	07/13/23	1,969,716
315,000	3.508	07/13/23	306,400
1,530,000	3.518	07/13/23	1,488,230
1,755,000	3.577	07/13/23	1,707,087
810,000	3.812	07/13/23	787,886
3,477,000	3.843	07/13/23	3,382,075
1,620,000	3.886	07/13/23	1,575,773
92,000	3.897	07/13/23	89,488
1,647,000	3.902	07/13/23	1,602,036
615,000	3.912	07/13/23	598,210
1,840,000	3.928	07/13/23	1,789,767
3,404,000	3.950	07/13/23	3,311,068
460,000	3.968	07/13/23	447,442
900,000	3.971	07/13/23	875,429
5,940,000	3.980	07/13/23	5,777,833
1,012,000	3.996	07/13/23	984,372
828,000	4.015	07/13/23	805,395
598,000	4.049	07/13/23	581,674
276,000	4.055	07/13/23	268,465
460,000	4.162	07/13/23	447,442
1,978,000	4.224	07/13/23	1,923,999
690,000	4.235	07/13/23	671,162
690,000	4.331	07/13/23	671,162

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$1,058,000	4.345%	07/13/23	$ 1,029,116
184,000	4.376	07/13/23	178,977
736,000	4.398	07/13/23	715,907
2,811,400	4.408	07/13/23	2,734,646
966,000	4.448	07/13/23	939,627
5,900,000	4.471	07/13/23	5,738,925
276,000	4.480	07/13/23	268,465
2,024,000	4.503	07/13/23	1,968,743
1,656,000	4.505	07/13/23	1,610,790
552,000	4.532	07/13/23	536,930
1,196,000	4.533	07/13/23	1,163,348
2,116,000	4.534	07/13/23	2,058,231
184,000	4.536	07/13/23	178,977
644,000	4.544	07/13/23	626,418
368,000	4.571	07/13/23	357,953
966,000	4.576	07/13/23	939,627
230,000	4.583	07/13/23	223,721
782,000	4.590	07/13/23	760,651
976,000	4.595	07/13/23	949,354
53,590,400	3.442	08/10/23	51,937,068
198,000	3.485	08/10/23	191,891
126,000	3.516	08/10/23	122,113
576,000	3.522	08/10/23	558,230
810,000	3.536	08/10/23	785,011
1,008,000	3.538	08/10/23	976,902
612,000	3.539	08/10/23	593,119
702,000	3.560	08/10/23	680,342
95,220,200	3.778	08/10/23	92,282,536
324,000	3.782	08/10/23	314,004
1,368,000	3.802	08/10/23	1,325,796
648,000	3.807	08/10/23	628,008
72,000	3.878	08/10/23	69,779
86,000	3.891	08/10/23	83,347
648,000	3.892	08/10/23	628,008
486,000	3.918	08/10/23	471,006
3,182,000	3.961	08/10/23	3,083,831
515,000	3.962	08/10/23	499,112

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$360,000	3.963%	08/10/23	$ 348,894
1,720,000	3.967	08/10/23	1,666,936
2,376,000	3.977	08/10/23	2,302,697
720,000	3.999	08/10/23	697,787
946,000	4.026	08/10/23	916,815
430,000	4.066	08/10/23	416,734
258,000	4.089	08/10/23	250,040
774,000	4.090	08/10/23	750,121
559,000	4.137	08/10/23	541,754
1,849,000	4.280	08/10/23	1,791,956
645,000	4.344	08/10/23	625,101
989,000	4.397	08/10/23	958,488
172,000	4.411	08/10/23	166,694
258,000	4.474	08/10/23	250,040
1,548,000	4.505	08/10/23	1,500,242
172,000	4.524	08/10/23	166,694
903,000	4.546	08/10/23	875,141
516,000	4.548	08/10/23	500,081
1,118,000	4.560	08/10/23	1,083,508
641,000	4.568	08/10/23	621,224
1,892,000	4.599	08/10/23	1,833,629
1,978,000	4.604	08/10/23	1,916,976
344,000	4.619	08/10/23	333,387
602,000	4.621	08/10/23	583,428
896,000	4.622	08/10/23	868,357
903,000	4.630	08/10/23	875,141
215,000	4.643	08/10/23	208,367
731,000	4.645	08/10/23	708,448
680,000	3.996	09/07/23	656,668
1,258,000	4.017	09/07/23	1,214,836
34,000	4.018	09/07/23	32,833
63,751,000	4.031	09/07/23	61,563,592
374,000	4.049	09/07/23	361,167
170,000	4.119	09/07/23	164,167
221,000	4.130	09/07/23	213,417
306,000	4.156	09/07/23	295,501
731,000	4.285	09/07/23	705,918

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$68,000	4.448%	09/07/23	$ 65,667
34,000	4.487	09/07/23	32,833
102,000	4.507	09/07/23	98,500
612,000	4.558	09/07/23	591,001
1,584,000	4.579	09/07/23	1,529,650
68,000	4.590	09/07/23	65,667
238,000	4.606	09/07/23	229,834
136,000	4.609	09/07/23	131,334
204,000	4.614	09/07/23	197,000
782,000	4.634	09/07/23	755,168
289,000	4.641	09/07/23	279,084
85,000	4.647	09/07/23	82,084
442,000	4.648	09/07/23	426,834
352,000	4.654	09/07/23	339,922
357,000	4.673	09/07/23	344,751
648,000	4.575	10/05/23	623,262
108,000	4.587	10/05/23	103,877
72,000	4.634	10/05/23	69,251
216,000	4.652	10/05/23	207,754
378,000	4.658	10/05/23	363,569
72,181,800	4.660	10/05/23	69,426,167
252,000	4.675	10/05/23	242,380
468,000	4.690	10/05/23	450,134
378,000	4.717	10/05/23	363,569
368,000	4.721	10/05/23	353,951
90,000	4.724	10/05/23	86,564
306,000	4.728	10/05/23	294,318
144,000	4.729	10/05/23	138,503
828,000	4.731	10/05/23	796,390
86,399,100	4.802	11/02/23	82,792,150

TOTAL U.S. TREASURY BILLS (Cost $3,556,069,113)
			$3,550,894,084

U.S. Treasury Notes – 16.3%
U.S. Treasury Notes
$2,449,000	2.799%	05/15/23	$ 2,399,590
93,000	2.867	05/15/23	91,124
372,000	2.875	05/15/23	364,495

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$73,774,200	2.898%	05/15/23	$ 72,285,748
682,000	2.903	05/15/23	668,240
713,000	2.957	05/15/23	698,615
1,050,000	2.979	05/15/23	1,028,815
279,000	3.006	05/15/23	273,371
465,000	3.020	05/15/23	455,618
1,020,000	3.062	05/15/23	999,421
992,000	3.063	05/15/23	971,986
1,380,000	3.093	05/15/23	1,352,157
2,460,000	3.142	05/15/23	2,410,368
120,000	3.155	05/15/23	117,579
120,000	3.180	05/15/23	117,579
360,000	3.184	05/15/23	352,737
540,000	3.191	05/15/23	529,105
330,000	3.225	05/15/23	323,342
90,000	3.226	05/15/23	88,184
300,000	3.227	05/15/23	293,947
300,000	3.239	05/15/23	293,947
750,000	3.273	05/15/23	734,868
2,107,000	3.275	05/15/23	2,064,490
817,000	3.308	05/15/23	800,516
2,752,000	3.366	05/15/23	2,696,476
1,736,000	3.376	05/15/23	1,700,975
330,000	3.390	05/15/23	323,342
1,350,000	3.394	05/15/23	1,322,763
1,020,000	3.430	05/15/23	999,421
960,000	3.470	05/15/23	940,631
210,000	3.504	05/15/23	205,763
1,170,000	3.572	05/15/23	1,146,394
558,000	3.765	05/15/23	546,742
124,000	3.924	05/15/23	121,498
1,116,000	4.043	05/15/23	1,093,484
2,294,000	4.086	05/15/23	2,247,717
1,240,000	4.088	05/15/23	1,214,982
1,240,000	4.091	05/15/23	1,214,982
620,000	4.095	05/15/23	607,491
2,394,000	4.099	05/15/23	2,345,699

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$62,000	4.100%	05/15/23	$ 60,749
1,134,000	4.112	05/15/23	1,111,121
682,000	4.120	05/15/23	668,240
3,260,000	4.142	05/15/23	3,194,227
310,000	4.157	05/15/23	303,746
186,000	4.198	05/15/23	182,247
403,000	4.211	05/15/23	394,869
558,000	4.216	05/15/23	546,742
310,000	4.303	05/15/23	303,746
1,333,000	4.309	05/15/23	1,306,106
465,000	4.313	05/15/23	455,618
713,000	4.421	05/15/23	698,615
465,000	4.459	05/15/23	455,618
124,000	4.466	05/15/23	121,498
124,000	4.489	05/15/23	121,498
496,000	4.496	05/15/23	485,993
186,000	4.503	05/15/23	182,247
1,116,000	4.507	05/15/23	1,093,484
806,000	4.537	05/15/23	789,738
651,000	4.546	05/15/23	637,866
372,000	4.548	05/15/23	364,495
434,000	4.549	05/15/23	425,244
3,900,000	4.554	05/15/23	3,821,314
1,426,000	4.557	05/15/23	1,397,229
1,364,000	4.561	05/15/23	1,336,480
651,000	4.569	05/15/23	637,866
155,000	4.575	05/15/23	151,873
248,000	4.593	05/15/23	242,996
527,000	4.603	05/15/23	516,367
640,000	4.622	05/15/23	627,087
1,343,000	2.816	06/15/23	1,311,943
51,000	2.871	06/15/23	49,821
204,000	2.879	06/15/23	199,282
34,375,200	2.913	06/15/23	33,580,273
374,000	2.919	06/15/23	365,351
68,339,300	2.922	06/15/23	66,758,954
391,000	2.962	06/15/23	381,958

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$1,575,000	2.996%	06/15/23	$ 1,538,578
544,000	3.085	06/15/23	531,420
2,070,000	3.099	06/15/23	2,022,131
1,530,000	3.108	06/15/23	1,494,619
3,690,000	3.160	06/15/23	3,604,669
180,000	3.172	06/15/23	175,837
540,000	3.179	06/15/23	527,512
180,000	3.199	06/15/23	175,837
495,000	3.238	06/15/23	483,553
810,000	3.242	06/15/23	791,269
450,000	3.244	06/15/23	439,594
450,000	3.247	06/15/23	439,594
1,125,000	3.275	06/15/23	1,098,984
3,087,000	3.327	06/15/23	3,015,613
1,197,000	3.358	06/15/23	1,169,319
495,000	3.393	06/15/23	483,553
4,032,000	3.395	06/15/23	3,938,760
2,520,000	3.424	06/15/23	2,461,725
2,025,000	3.463	06/15/23	1,978,172
1,440,000	3.485	06/15/23	1,406,700
1,530,000	3.494	06/15/23	1,494,619
315,000	3.496	06/15/23	307,716
1,755,000	3.577	06/15/23	1,714,416
828,000	3.814	06/15/23	808,852
184,000	3.906	06/15/23	179,745
1,242,000	3.994	06/15/23	1,213,279
2,080,000	4.011	06/15/23	2,031,900
3,404,000	4.031	06/15/23	3,325,282
920,000	4.080	06/15/23	898,725
1,840,000	4.097	06/15/23	1,797,450
1,656,000	4.099	06/15/23	1,617,705
3,534,000	4.128	06/15/23	3,452,276
460,000	4.163	06/15/23	449,362
1,840,000	4.164	06/15/23	1,797,450
92,000	4.178	06/15/23	89,872
3,404,000	4.183	06/15/23	3,325,282
1,012,000	4.190	06/15/23	988,597

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$127,000	4.221%	06/15/23	$ 124,063
828,000	4.234	06/15/23	808,852
276,000	4.235	06/15/23	269,617
598,000	4.247	06/15/23	584,171
460,000	4.328	06/15/23	449,362
690,000	4.338	06/15/23	674,044
1,978,000	4.355	06/15/23	1,932,259
690,000	4.408	06/15/23	674,044
1,242,000	4.455	06/15/23	1,213,279
736,000	4.462	06/15/23	718,980
1,548,000	4.565	06/15/23	1,512,202
258,000	4.569	06/15/23	252,034
903,000	4.584	06/15/23	882,118
516,000	4.603	06/15/23	504,067
5,900,000	4.608	06/15/23	5,763,562
172,000	4.610	06/15/23	168,022
1,892,000	4.620	06/15/23	1,848,247
215,000	4.623	06/15/23	210,028
2,021,000	4.625	06/15/23	1,974,264
2,580,000	4.638	06/15/23	2,520,337
731,000	4.643	06/15/23	714,096
912,000	4.658	06/15/23	890,910
344,000	4.666	06/15/23	336,045
51,001,000	2.924	07/15/23	49,576,558
216,000	3.230	07/15/23	209,967
324,000	3.286	07/15/23	314,951
180,000	3.299	07/15/23	174,973
180,000	3.323	07/15/23	174,973
450,000	3.334	07/15/23	437,432
1,225,000	3.372	07/15/23	1,190,786
475,000	3.403	07/15/23	461,733
1,600,000	3.430	07/15/23	1,555,313
198,000	3.474	07/15/23	192,470
1,008,000	3.516	07/15/23	979,847
576,000	3.539	07/15/23	559,913
810,000	3.545	07/15/23	787,377
612,000	3.547	07/15/23	594,907

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$126,000	3.589%	07/15/23	$ 122,481
702,000	3.637	07/15/23	682,393
324,000	3.877	07/15/23	314,951
72,000	3.971	07/15/23	69,989
486,000	4.056	07/15/23	472,426
800,000	4.067	07/15/23	777,656
1,332,000	4.121	07/15/23	1,294,798
648,000	4.162	07/15/23	629,902
342,000	4.198	07/15/23	332,448
1,368,000	4.199	07/15/23	1,329,792
720,000	4.224	07/15/23	699,891
36,000	4.225	07/15/23	34,995
1,332,000	4.238	07/15/23	1,294,798
396,000	4.250	07/15/23	384,940
648,000	4.253	07/15/23	629,902
180,000	4.267	07/15/23	174,973
234,000	4.305	07/15/23	227,464
108,000	4.312	07/15/23	104,984
324,000	4.330	07/15/23	314,951
180,000	4.421	07/15/23	174,973
270,000	4.427	07/15/23	262,459
774,000	4.449	07/15/23	752,382
270,000	4.511	07/15/23	262,459
414,000	4.561	07/15/23	402,437
72,000	4.566	07/15/23	69,989
288,000	4.572	07/15/23	279,956
108,000	4.648	07/15/23	104,984
648,000	4.651	07/15/23	629,902
468,000	4.674	07/15/23	454,929
252,000	4.684	07/15/23	244,962
216,000	4.686	07/15/23	209,967
72,000	4.687	07/15/23	69,989
2,300,000	4.688	07/15/23	2,235,762
378,000	4.695	07/15/23	367,443
378,000	4.697	07/15/23	367,443
792,000	4.715	07/15/23	769,880
368,000	4.716	07/15/23	357,722

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$144,000	4.720%	07/15/23	$ 139,978
306,000	4.728	07/15/23	297,454
90,000	4.732	07/15/23	87,486
828,000	4.737	07/15/23	804,874
114,918,900	4.546	09/15/23	110,811,447
1,044,000	4.629	09/15/23	1,006,685
174,000	4.689	09/15/23	167,781
348,000	4.695	09/15/23	335,562
87,000	4.729	09/15/23	83,890
406,000	4.753	09/15/23	391,489
1,334,000	4.757	09/15/23	1,286,320
493,000	4.775	09/15/23	475,379
145,000	4.779	09/15/23	139,817
232,000	4.785	09/15/23	223,708
576,000	4.789	09/15/23	555,413
194,355,100	4.761	10/15/23	186,687,184

TOTAL U.S. TREASURY NOTES (Cost $693,547,433)			$ 690,638,312

TOTAL INVESTMENTS – 100.0% (Cost $4,249,616,546)			$4,241,532,396

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%			1,293,084

NET ASSETS – 100.0%			$4,242,825,480

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

U.S. Treasury Notes – 33.4%
U.S. Treasury Notes
$27,150,000	0.250%	05/15/24		$ 25,492,497
5,850,000	1.500	10/31/24		5,544,416
19,852,000	2.500	01/31/25		19,113,133
16,103,000	2.000	02/15/25		15,325,044
22,500,000	0.250	10/31/25		20,165,698
10,000,000	0.625	11/30/27		8,546,845
17,602,000	2.750	02/15/28		16,694,887
19,079,000	2.875	08/15/28		18,152,987
2,008,000	2.375	05/15/29		1,848,082
5,000,000	2.750	05/31/29		4,704,159
8,500,000	1.625	08/15/29		7,467,138

TOTAL U.S. TREASURY NOTES (Cost $147,877,510)				$143,054,886

Mortgage-Backed Securities – 27.6%
Federal Home Loan Mortgage Corporation
$326,819	4.500%	07/01/48		$ 322,595
2,889,769	2.500	05/01/51		2,491,036
212,838	4.500	05/01/52		207,458
Federal National Mortgage Association
1,000,000	1.750	07/02/24		958,392
3,400,000	1.500	TBA-15yr	(a)	2,974,203
5,600,000	2.000	TBA-15yr	(a)	5,035,187
2,000,000	2.500	TBA-15yr	(a)	1,846,094
2,000,000	3.000	TBA-15yr	(a)	1,882,500
2,761,570	3.500	07/01/45		2,593,162
73,980	4.500	06/01/48		72,981
404,151	4.500	07/01/48		398,706
26,242	5.000	12/01/48		26,855
51,238	4.500	01/01/49		50,691
41,952	4.500	08/01/49		41,684
722,119	4.500	08/01/49		717,475
197,377	5.000	12/01/49		196,864
30,727	4.500	01/01/50		30,258
130,154	4.500	03/01/50		128,084
110,344	5.000	04/01/50		113,095
56,960	4.500	10/01/50		56,124
82,218	4.500	10/01/50		80,982

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Securities – (continued)
Federal National Mortgage Association – (continued)
$3,900,000	1.500%	TBA-30yr	(a)	$ 3,032,250
32,000,000	2.000	TBA-30yr	(a)	26,337,500
19,000,000	2.500	TBA-30yr	(a)	16,228,672
12,000,000	3.000	TBA-30yr	(a)	10,623,750
5,200,000	3.500	TBA-30yr	(a)	4,764,906
6,000,000	4.000	TBA-30yr	(a)	5,680,313
1,000,000	4.500	TBA-30yr	(a)	973,828
1,400,000	5.000	TBA-30yr	(a)	1,394,203
2,000,000	5.500	TBA-30yr	(a)	2,024,531
Government National Mortgage Association
58,996	5.000	12/20/48		60,292
32,455	5.000	05/20/49		32,445
314,040	3.000	09/20/49		284,223
118,170	4.500	03/20/50		118,359
65,186	5.000	05/20/50		66,405
246,754	4.000	09/20/50		238,354
1,000,000	5.000	TBA-30yr	(a)	999,219
819,169	3.000	07/20/51		742,746
3,689,846	2.000	09/20/51		3,134,202
3,000,000	2.000	TBA-30yr	(a)	2,545,781
7,000,000	2.500	TBA-30yr	(a)	6,135,938
4,300,000	3.000	TBA-30yr	(a)	3,877,391
4,000,000	3.500	TBA-30yr	(a)	3,711,562
1,900,000	4.000	TBA-30yr	(a)	1,812,867
2,395,397	4.500	10/20/52		2,347,229
1,000,000	5.500	TBA-30yr	(a)	1,012,109

TOTAL MORTGAGE-BACKED SECURITIES (Cost $115,971,921)				$118,403,501

Corporate Obligations – 20.1%
Aerospace & Defense - 0.3%
General Dynamics Corp.
$215,000	3.625%	04/01/30		$ 203,855
Hexcel Corp.
40,000	4.200	02/15/27		37,254
Lockheed Martin Corp.
350,000	5.250	01/15/33		364,637
Northrop Grumman Corp.
40,000	4.030	10/15/47		34,091

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Aerospace & Defense – (continued)
Raytheon Technologies Corp.
$200,000	3.950%		08/16/25	$ 196,358
100,000	2.375		03/15/32	82,286
30,000	4.450		11/16/38	27,622
60,000	4.875		10/15/40	56,914
400,000	2.820		09/01/51	273,933
Textron, Inc.
80,000	3.000		06/01/30	68,668

				1,345,618

Banks – 4.1%
American Express Co.
80,000	3.625		12/05/24	78,061
Bank of America Corp.
(SOFR + 0.690%)
425,000	0.976	(b)	04/22/25	397,303
(SOFR + 0.960%)
300,000	1.734	(b)	07/22/27	263,282
(3M USD LIBOR + 1.040%)
200,000	3.419	(b)	12/20/28	180,579
(SOFR + 2.150%)
180,000	2.592	(b)	04/29/31	148,236
(US 5 Year CMT T-Note + 1.200%)
200,000	2.482	(b)	09/21/36	150,086
(3M USD LIBOR + 1.814%)
300,000	4.244	(b)	04/24/38	262,097
100,000	7.750		05/14/38	120,171
Bank of America Corp., Series L
125,000	4.183		11/25/27	119,172
73,000	4.750		04/21/45	62,994
Bank of America Corp., MTN
40,000	4.125		01/22/24	39,659
(SOFR + 0.410%)
500,000	0.523	(b)	06/14/24	485,623
100,000	3.875		08/01/25	98,604
(SOFR + 1.010%)
100,000	1.197	(b)	10/24/26	88,848
(3M USD LIBOR + 1.060%)
80,000	3.559	(b)	04/23/27	75,445
75,000	3.248		10/21/27	69,230

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp., MTN – (continued)
(3M USD LIBOR + 1.210%)
$300,000	3.974	%(b)	02/07/30	$ 276,778
(3M USD LIBOR + 0.990%)
200,000	2.496	(b)	02/13/31	164,648
(SOFR + 1.530%)
40,000	1.898	(b)	07/23/31	31,319
(SOFR + 1.930%)
300,000	2.676	(b)	06/19/41	208,641
(3M USD LIBOR + 3.150%)
300,000	4.083	(b)	03/20/51	246,195
(SOFR + 1.880%)
60,000	2.831	(b)	10/24/51	38,513
Bank of America Corp.(b), Series N
(SOFR + 1.650%)
100,000	3.483		03/13/52	74,699
Bank of New York Mellon Corp. (The), MTN
300,000	2.800		05/04/26	282,905
200,000	1.650		01/28/31	157,394
850,000	1.800		07/28/31	661,947
Charles Schwab Corp. (The)
300,000	0.900		03/11/26	267,108
Citigroup, Inc.
(SOFR + 1.372%)
800,000	4.140	(b)	05/24/25	785,877
(SOFR + 0.765%)
100,000	1.122	(b)	01/28/27	87,177
(3M USD LIBOR + 1.563%)
100,000	3.887	(b)	01/10/28	94,417
(SOFR + 1.887%)
300,000	4.658	(b)	05/24/28	290,971
(SOFR + 2.086%)
700,000	4.910	(b)	05/24/33	667,699
Comerica, Inc.
25,000	4.000		02/01/29	23,515
Fifth Third Bancorp
25,000	4.300		01/16/24	24,788
40,000	8.250		03/01/38	48,876

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Huntington National Bank (The)
$390,000	3.550%		10/06/23	$ 385,528
JPMorgan Chase & Co.
40,000	3.875		02/01/24	39,557
(3M USD LIBOR + 0.730%)
80,000	3.559	(b)	04/23/24	79,456
(SOFR + 1.455%)
50,000	1.514	(b)	06/01/24	49,099
(SOFR + 0.540%)
300,000	0.824	(b)	06/01/25	279,220
(3M U.S. T-Bill MMY + 1.585%)
165,000	2.005	(b)	03/13/26	153,454
40,000	7.625		10/15/26	44,058
(SOFR + 0.800%)
100,000	1.045	(b)	11/19/26	88,296
300,000	8.000		04/29/27	337,418
80,000	4.250		10/01/27	77,878
(3M USD LIBOR + 1.337%)
400,000	3.782	(b)	02/01/28	377,208
(3M USD LIBOR + 1.380%)
50,000	3.540	(b)	05/01/28	46,480
(3M USD LIBOR + 1.330%)
40,000	4.452	(b)	12/05/29	38,084
(SOFR + 1.510%)
90,000	2.739	(b)	10/15/30	76,560
(SOFR + 3.790%)
360,000	4.493	(b)	03/24/31	342,415
(3M U.S. T-Bill MMY + 1.105%)
25,000	1.764	(b)	11/19/31	19,210
(SOFR + 1.180%)
300,000	2.545	(b)	11/08/32	240,812
(3M USD LIBOR + 1.360%)
152,000	3.882	(b)	07/24/38	129,125
15,000	5.400		01/06/42	15,157
40,000	4.850		02/01/44	37,486
(3M USD LIBOR + 1.380%)
40,000	3.964	(b)	11/15/48	32,358
(SOFR + 2.440%)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
JPMorgan Chase & Co. – (continued)
$660,000	3.109	%(b)	04/22/51	$ 456,013
(SOFR + 1.580%)
300,000	3.328	(b)	04/22/52	217,307
KeyCorp, MTN
120,000	4.100		04/30/28	114,193
80,000	2.550		10/01/29	67,756
Manufacturers & Traders Trust Co.
280,000	3.400		08/17/27	256,216
Morgan Stanley
(SOFR + 0.525%)
40,000	0.790	(b)	05/30/25	37,017
(SOFR + 1.360%)
100,000	2.484	(b)	09/16/36	74,398
(SOFR + 1.485%)
300,000	3.217	(b)	04/22/42	226,180
80,000	4.300		01/27/45	69,538
75,000	4.375		01/22/47	65,670
Morgan Stanley, GMTN
340,000	3.700		10/23/24	331,918
120,000	4.350		09/08/26	117,232
(SOFR + 1.143%)
250,000	2.699	(b)	01/22/31	210,109
(SOFR + 1.178%)
200,000	2.239	(b)	07/21/32	154,363
Morgan Stanley, MTN
100,000	6.250		08/09/26	103,048
(SOFR + 1.430%)
300,000	2.802	(b)	01/25/52	193,237
Northern Trust Corp.
315,000	3.950		10/30/25	309,684
56,000	3.650		08/03/28	53,727
150,000	3.150		05/03/29	137,586
PNC Bank NA
300,000	2.700		10/22/29	254,334
PNC Financial Services Group, Inc. (The)
80,000	3.900		04/29/24	78,781
400,000	2.600		07/23/26	372,091
290,000	3.450		04/23/29	266,451

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
State Street Corp.
(SOFR + 0.560%)
$40,000	1.684	%(b)	11/18/27	$ 35,468
(3M USD LIBOR + 1.030%)
50,000	4.141	(b)	12/03/29	47,701
100,000	2.200		03/03/31	81,045
(SOFR + 1.490%)
40,000	3.031	(b)	11/01/34	34,188
Truist Bank
40,000	3.200		04/01/24	39,059
Truist Financial Corp., MTN
80,000	3.875		03/19/29	74,082
US Bancorp
15,000	2.400		07/30/24	14,468
US Bancorp, MTN
80,000	3.900		04/26/28	77,141
80,000	3.000		07/30/29	71,115
40,000	1.375		07/22/30	31,144
US Bancorp, Series V
300,000	2.375		07/22/26	277,701
US Bancorp, Series X
150,000	3.150		04/27/27	142,079
US Bank NA
300,000	2.050		01/21/25	283,355
Wells Fargo & Co.
(SOFR + 2.000%)
300,000	2.188	(b)	04/30/26	279,680
400,000	3.000		10/23/26	373,631
(SOFR + 2.530%)
150,000	3.068	(b)	04/30/41	111,674
128,000	5.606		01/15/44	125,446
60,000	3.900		05/01/45	48,415
Wells Fargo & Co., MTN
(3M USD LIBOR + 1.310%)
50,000	3.584	(b)	05/22/28	46,274
25,000	4.150		01/24/29	23,653
(SOFR + 1.262%)
400,000	2.572	(b)	02/11/31	333,999
(SOFR + 4.032%)
340,000	4.478	(b)	04/04/31	323,322

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Wells Fargo & Co., MTN – (continued)
$290,000	4.750%	12/07/46	$ 251,957
Wells Fargo Bank NA
300,000	6.600	01/15/38	332,576

			17,587,738

Basic Industry – 0.4%
CF Industries, Inc.
290,000	5.150	03/15/34	274,261
100,000	5.375	03/15/44	92,156
Dow Chemical Co. (The)
60,000	3.600	11/15/50	42,942
FMC Corp.
350,000	4.500	10/01/49	287,630
Georgia-Pacific LLC
10,000	8.000	01/15/24	10,289
Huntsman International LLC
70,000	4.500	05/01/29	63,480
Linde, Inc.
100,000	1.100	08/10/30	77,528
LYB International Finance III LLC
40,000	2.250	10/01/30	31,947
180,000	3.625	04/01/51	123,398
Mosaic Co. (The)
80,000	4.875	11/15/41	68,274
Sherwin-Williams Co. (The)
200,000	3.450	06/01/27	188,187
Westlake Corp.
40,000	3.600	08/15/26	37,729
250,000	5.000	08/15/46	215,004

			1,512,825

Broadcasting – 0.0%
Fox Corp.
40,000	4.030	01/25/24	39,404
40,000	4.709	01/25/29	38,560
40,000	5.576	01/25/49	35,942

			113,906

Brokerage – 0.3%
Affiliated Managers Group, Inc.
130,000	3.300	06/15/30	109,077
CME Group, Inc.
125,000	3.000	03/15/25	121,064

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Brokerage – (continued)
Intercontinental Exchange, Inc.
$200,000	2.100%	06/15/30	$ 165,912
530,000	4.600	03/15/33	515,210
Jefferies Financial Group, Inc.
40,000	4.850	01/15/27	38,614
40,000	4.150	01/23/30	35,461
200,000	6.250	01/15/36	196,696
20,000	6.500	01/20/43	19,736
Morgan Stanley Domestic Holdings, Inc.
80,000	4.500	06/20/28	76,989

			1,278,759

Capital Goods – 0.7%
3M Co.
250,000	3.050	04/15/30	224,055
Caterpillar Financial Services Corp., MTN
400,000	3.400	05/13/25	388,990
Caterpillar, Inc.
50,000	3.803	08/15/42	43,439
230,000	3.250	04/09/50	177,973
CNH Industrial Capital LLC
50,000	1.450	07/15/26	43,999
Cummins, Inc.
450,000	2.600	09/01/50	289,269
Deere & Co.
25,000	3.900	06/09/42	22,588
40,000	2.875	09/07/49	29,171
25,000	3.750	04/15/50	21,564
Emerson Electric Co.
60,000	1.950	10/15/30	49,056
15,000	6.000	08/15/32	15,851
Fortive Corp.
15,000	4.300	06/15/46	12,024
Honeywell International, Inc.
100,000	2.700	08/15/29	89,800
188,000	1.950	06/01/30	157,623
Illinois Tool Works, Inc.
115,000	3.900	09/01/42	99,310
John Deere Capital Corp., MTN
50,000	2.800	07/18/29	45,126
80,000	2.450	01/09/30	69,883

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Capital Goods – (continued)
Leggett & Platt, Inc.
$80,000	4.400%	03/15/29	$ 75,738
100,000	3.500	11/15/51	72,416
Otis Worldwide Corp.
60,000	2.293	04/05/27	54,268
Trane Technologies Luxembourg Finance SA
50,000	3.800	03/21/29	46,303
Waste Management, Inc.
50,000	0.750	11/15/25	44,988
50,000	2.500	11/15/50	32,081
Westinghouse Air Brake Technologies Corp.
110,000	4.400	03/15/24	107,746
133,000	3.450	11/15/26	122,920
415,000	4.950	09/15/28	397,359
WW Grainger, Inc.
100,000	1.850	02/15/25	94,060
60,000	4.600	06/15/45	55,602
100,000	3.750	05/15/46	79,600
Xylem, Inc.
15,000	3.250	11/01/26	14,141

			2,976,943

Communications – 0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital
190,000	4.908	07/23/25	187,209
140,000	3.750	02/15/28	128,079
82,000	4.200	03/15/28	76,208
90,000	5.050	03/30/29	85,826
40,000	2.800	04/01/31	31,718
130,000	6.384	10/23/35	127,905
300,000	5.375	04/01/38	260,153
40,000	6.484	10/23/45	37,977
60,000	5.750	04/01/48	51,889
40,000	5.125	07/01/49	31,739
40,000	6.834	10/23/55	38,776
60,000	4.400	12/01/61	40,858
Charter Communications Operating LLC / Charter Communications Operating Capital, Series USD
60,000	4.500	02/01/24	59,268

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Communications – (continued)
NBCUniversal Media LLC
$50,000	6.400%	04/30/40	$ 55,105
Omnicom Group, Inc.
550,000	2.450	04/30/30	458,067
80,000	4.200	06/01/30	75,107
Paramount Global
250,000	4.750	05/15/25	246,701
80,000	4.000	01/15/26	76,128
150,000	7.875	07/30/30	162,261
100,000	4.950	01/15/31	90,341
11,000	6.875	04/30/36	10,922
150,000	4.850	07/01/42	113,611
15,000	4.900	08/15/44	11,214
Time Warner Cable Enterprises LLC
115,000	8.375	07/15/33	128,814
Time Warner Cable LLC
115,000	6.750	06/15/39	112,156
15,000	5.875	11/15/40	13,375
15,000	5.500	09/01/41	12,776
TWDC Enterprises 18 Corp.
15,000	4.375	08/16/41	13,716
TWDC Enterprises 18 Corp., GMTN
15,000	4.125	06/01/44	13,145
Walt Disney Co. (The)
400,000	1.750	08/30/24	380,355
80,000	2.000	09/01/29	67,747
80,000	3.800	03/22/30	75,342
90,000	3.500	05/13/40	74,524
15,000	4.750	09/15/44	14,205
50,000	3.600	01/13/51	39,245

			3,402,462

Consumer Cyclical – 1.7%
Amazon.com, Inc.
40,000	3.800	12/05/24	39,472
500,000	3.300	04/13/27	479,990
250,000	3.150	08/22/27	237,257
100,000	2.100	05/12/31	83,294
80,000	4.050	08/22/47	69,870
15,000	2.500	06/03/50	9,779

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Amazon.com, Inc. – (continued)
$200,000	3.950%	04/13/52	$ 170,707
75,000	4.250	08/22/57	66,171
50,000	2.700	06/03/60	31,423
Costco Wholesale Corp.
40,000	3.000	05/18/27	38,182
DR Horton, Inc.
80,000	2.500	10/15/24	75,878
90,000	2.600	10/15/25	83,447
100,000	1.400	10/15/27	83,583
General Motors Co.
400,000	5.600	10/15/32	384,997
General Motors Financial Co., Inc.
500,000	6.050	10/10/25	505,572
Home Depot, Inc. (The)
250,000	2.800	09/14/27	233,744
300,000	4.500	09/15/32	297,682
237,000	3.125	12/15/49	173,226
Las Vegas Sands Corp.
500,000	3.900	08/08/29	429,452
Lowe’s Cos., Inc.
250,000	4.500	04/15/30	244,180
200,000	2.800	09/15/41	141,531
100,000	4.050	05/03/47	80,789
Marriott International, Inc., Series EE
50,000	5.750	05/01/25	50,834
Mastercard, Inc.
60,000	2.000	03/03/25	57,137
15,000	3.300	03/26/27	14,445
100,000	3.950	02/26/48	88,805
50,000	3.850	03/26/50	43,541
McDonald’s Corp., MTN
200,000	3.500	07/01/27	192,134
45,000	4.700	12/09/35	43,667
60,000	4.450	09/01/48	53,492
MDC Holdings, Inc.
500,000	2.500	01/15/31	352,787
40,000	6.000	01/15/43	32,425
NIKE, Inc.
20,000	3.375	03/27/50	15,858

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
O’Reilly Automotive, Inc.
$80,000	4.200%	04/01/30	$ 75,459
PulteGroup, Inc.
300,000	6.375	05/15/33	297,184
Starbucks Corp.
250,000	3.800	08/15/25	246,741
30,000	3.750	12/01/47	23,595
Tapestry, Inc.
33,000	4.125	07/15/27	30,720
Target Corp.
300,000	1.950	01/15/27	274,788
Toyota Motor Credit Corp.
100,000	0.625	09/13/24	93,033
40,000	3.650	01/08/29	37,870
Toyota Motor Credit Corp., MTN
300,000	0.800	01/09/26	268,463
100,000	1.150	08/13/27	85,767
80,000	3.375	04/01/30	73,160
Visa, Inc.
40,000	1.900	04/15/27	36,348
150,000	0.750	08/15/27	128,646
405,000	2.750	09/15/27	381,007
40,000	4.300	12/14/45	37,526
Walmart, Inc.
100,000	3.300	04/22/24	98,280
40,000	2.850	07/08/24	38,941
200,000	2.650	09/22/51	141,460

			7,274,339

Consumer Noncyclical – 1.4%
Abbott Laboratories
60,000	3.875	09/15/25	58,883
150,000	4.750	11/30/36	150,672
100,000	6.000	04/01/39	111,690
40,000	4.750	04/15/43	39,003
AbbVie, Inc.
600,000	2.950	11/21/26	561,231
100,000	4.625	10/01/42	89,351
200,000	4.400	11/06/42	178,965
200,000	4.700	05/14/45	183,539

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Agilent Technologies, Inc.
$100,000	2.750%	09/15/29	$ 87,471
Altria Group, Inc.
115,000	3.400	05/06/30	99,308
40,000	4.500	05/02/43	30,470
40,000	5.375	01/31/44	35,445
75,000	3.875	09/16/46	51,169
55,000	4.450	05/06/50	39,791
Amgen, Inc.
200,000	3.625	05/22/24	196,845
200,000	2.600	08/19/26	186,384
200,000	2.200	02/21/27	182,257
200,000	4.663	06/15/51	177,769
Bristol-Myers Squibb Co.
300,000	0.750	11/13/25	270,307
300,000	3.200	06/15/26	288,365
Centene Corp.
400,000	4.250	12/15/27	373,000
Elevance Health, Inc.
300,000	5.500	10/15/32	311,698
Eli Lilly & Co.
15,000	3.100	05/15/27	14,286
102,000	3.375	03/15/29	96,929
Equifax, Inc.
40,000	3.250	06/01/26	37,380
100,000	2.350	09/15/31	77,563
Gilead Sciences, Inc.
500,000	2.800	10/01/50	332,530
Johnson & Johnson
76,000	0.550	09/01/25	69,100
15,000	0.950	09/01/27	13,043
90,000	2.900	01/15/28	85,463
170,000	6.950	09/01/29	195,684
40,000	1.300	09/01/30	32,878
25,000	3.625	03/03/37	22,454
40,000	2.100	09/01/40	28,217
25,000	4.500	12/05/43	24,314
35,000	3.700	03/01/46	30,156
Kroger Co. (The)
25,000	3.875	10/15/46	19,308

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Laboratory Corp of America Holdings
$15,000	4.700%	02/01/45	$ 13,262
Merck & Co., Inc.
100,000	3.600	09/15/42	84,137
250,000	3.700	02/10/45	210,998
Mylan, Inc.
240,000	5.400	11/29/43	192,658
150,000	5.200	04/15/48	117,409
Pfizer, Inc.
290,000	0.800	05/28/25	268,213
260,000	4.000	12/15/36	240,585
10,000	4.100	09/15/38	9,219
40,000	2.700	05/28/50	28,606
Philip Morris International, Inc.
40,000	3.250	11/10/24	38,707
15,000	4.375	11/15/41	12,163
15,000	4.875	11/15/43	12,965
10,000	4.250	11/10/44	7,952
Utah Acquisition Sub, Inc.
75,000	5.250	06/15/46	57,563
Viatris, Inc.
15,000	4.000	06/22/50	9,773
Walgreens Boots Alliance, Inc.
40,000	4.800	11/18/44	34,550
15,000	4.650	06/01/46	12,166
Wyeth LLC
10,000	6.500	02/01/34	11,251

			6,145,095

Consumer Products – 0.3%
Clorox Co. (The)
810,000	4.600	05/01/32	791,643
Colgate-Palmolive Co., MTN
40,000	4.000	08/15/45	36,374
15,000	3.700	08/01/47	12,993
GSK Consumer Healthcare Capital US LLC
250,000	4.000	03/24/52	202,338
Procter & Gamble Co. (The)
40,000	0.550	10/29/25	35,995
40,000	1.000	04/23/26	35,836
300,000	2.450	11/03/26	280,837

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Products – (continued)
Procter & Gamble Co. (The) – (continued)
$15,000	2.850%	08/11/27	$ 14,120

			1,410,136

Electric – 2.2%
AEP Texas, Inc., Series G
100,000	4.150	05/01/49	79,262
AEP Transmission Co. LLC
100,000	3.750	12/01/47	78,967
AEP Transmission Co. LLC, Series M
110,000	3.650	04/01/50	83,893
Alabama Power Co., Series 20-A
15,000	1.450	09/15/30	11,785
Alabama Power Co., Series A
100,000	4.300	07/15/48	84,513
American Electric Power Co., Inc.
300,000	2.300	03/01/30	247,558
40,000	3.250	03/01/50	27,433
American Electric Power Co., Inc., Series J
36,000	4.300	12/01/28	34,531
Berkshire Hathaway Energy Co.
300,000	4.050	04/15/25	297,075
Black Hills Corp.
20,000	2.500	06/15/30	16,146
Cleco Corporate Holdings LLC
80,000	3.375	09/15/29	67,756
Cleco Power LLC
15,000	6.000	12/01/40	14,675
Commonwealth Edison Co.
300,000	3.650	06/15/46	234,064
Commonwealth Edison Co., Series 123
40,000	3.750	08/15/47	31,821
Consolidated Edison Co. of New York, Inc.
170,000	3.850	06/15/46	134,661
40,000	4.625	12/01/54	34,628
100,000	4.500	05/15/58	85,100
Consolidated Edison Co. of New York, Inc., Series 08-B
10,000	6.750	04/01/38	11,056
Consolidated Edison Co. of New York, Inc., Series 12-A
40,000	4.200	03/15/42	33,775
Consolidated Edison Co. of New York, Inc., Series A
15,000	4.125	05/15/49	12,305

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
Dominion Energy, Inc.
$80,000	4.250%	06/01/28	$ 76,397
Dominion Energy, Inc., Series C
300,000	3.375	04/01/30	265,615
DTE Electric Co.
15,000	3.700	03/15/45	12,003
DTE Electric Co., Series A
40,000	4.000	04/01/43	33,831
DTE Energy Co.(c), Series C
60,000	2.529	10/01/24	56,974
Duke Energy Carolinas LLC
350,000	3.700	12/01/47	271,412
50,000	3.950	03/15/48	40,824
Duke Energy Corp.
300,000	3.750	09/01/46	224,667
Duke Energy Florida LLC
25,000	3.400	10/01/46	18,438
Duke Energy Indiana LLC
50,000	6.350	08/15/38	53,597
40,000	6.450	04/01/39	43,238
Duke Energy Progress LLC
100,000	3.450	03/15/29	92,128
15,000	4.100	05/15/42	12,698
Edison International
485,000	5.750	06/15/27	490,287
Entergy Corp.
50,000	2.800	06/15/30	42,070
Entergy Louisiana LLC
250,000	0.950	10/01/24	232,213
230,000	4.200	04/01/50	189,250
Entergy Texas, Inc.
100,000	1.750	03/15/31	78,121
Evergy Kansas Central, Inc.
40,000	4.250	12/01/45	33,012
Evergy Metro, Inc.
200,000	4.200	03/15/48	162,783
Evergy Metro, Inc., Series 2019
15,000	4.125	04/01/49	12,194
Eversource Energy
60,000	3.450	01/15/50	44,351
Exelon Corp.
100,000	4.450	04/15/46	85,832

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
Florida Power & Light Co.
$15,000	3.125%	12/01/25	$ 14,297
80,000	4.950	06/01/35	78,696
300,000	5.690	03/01/40	313,723
15,000	4.125	02/01/42	13,121
140,000	4.050	10/01/44	119,097
Georgia Power Co., Series B
400,000	2.650	09/15/29	343,980
15,000	3.700	01/30/50	11,464
Interstate Power and Light Co.
200,000	2.300	06/01/30	164,387
40,000	3.500	09/30/49	29,371
National Rural Utilities Cooperative Finance Corp.
40,000	2.400	03/15/30	33,782
100,000	2.750	04/15/32	83,221
300,000	4.023	11/01/32	274,227
Nevada Power Co., Series GG
250,000	5.900	05/01/53	270,116
NiSource, Inc.
100,000	1.700	02/15/31	77,082
Northern States Power Co.
200,000	4.500	06/01/52	184,293
NSTAR Electric Co.
15,000	3.200	05/15/27	14,084
100,000	3.950	04/01/30	94,983
Ohio Power Co., Series D
15,000	6.600	03/01/33	15,965
Pacific Gas and Electric Co.
100,000	3.450	07/01/25	94,322
200,000	2.100	08/01/27	170,090
210,000	4.300	03/15/45	153,253
150,000	4.000	12/01/46	103,129
PPL Capital Funding, Inc.
25,000	5.000	03/15/44	21,358
Public Service Electric and Gas Co., MTN
100,000	1.900	08/15/31	80,545
300,000	3.800	03/01/46	240,442
100,000	3.000	03/01/51	69,392
Public Service Enterprise Group, Inc.
40,000	2.450	11/15/31	32,235

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
Puget Sound Energy, Inc.
$205,000	4.223%	06/15/48	$ 171,598
Sempra Energy
400,000	3.800	02/01/38	324,866
100,000	4.000	02/01/48	77,044
Southern California Edison Co.
40,000	2.850	08/01/29	35,073
Southern Co. (The)
110,000	5.113	08/01/27	109,801
250,000	4.400	07/01/46	211,453
Southern Co. Gas Capital Corp.
15,000	3.950	10/01/46	11,441
100,000	4.400	05/30/47	81,540
Southwestern Electric Power Co., Series L
100,000	3.850	02/01/48	75,166
Tucson Electric Power Co.
300,000	4.850	12/01/48	264,959
Union Electric Co.
100,000	3.500	03/15/29	92,559
Virginia Electric and Power Co., Series A
100,000	3.500	03/15/27	94,895
Virginia Electric and Power Co., Series B
100,000	6.000	01/15/36	104,069
Virginia Electric and Power Co., Series C
100,000	4.000	11/15/46	80,310
Xcel Energy, Inc.
400,000	1.750	03/15/27	350,652

			9,379,020

Energy – 1.7%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
200,000	4.080	12/15/47	159,229
Boardwalk Pipelines LP
100,000	4.800	05/03/29	94,196
BP Capital Markets America, Inc.
300,000	4.234	11/06/28	292,103
Cheniere Corpus Christi Holdings LLC
80,000	5.875	03/31/25	80,588
40,000	5.125	06/30/27	39,850
300,000	2.742	12/31/39	234,612
Chevron Corp.
40,000	2.895	03/03/24	39,144

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Chevron Corp. – (continued)
$300,000	3.326%	11/17/25	$ 292,389
Chevron USA, Inc.
40,000	3.900	11/15/24	39,506
200,000	2.343	08/12/50	130,637
ConocoPhillips Co.
250,000	3.758	03/15/42	206,130
Devon Energy Corp.
9,000	4.500	01/15/30	8,447
Energy Transfer LP
100,000	4.250	04/01/24	98,115
140,000	3.750	05/15/30	123,969
75,000	6.125	12/15/45	70,843
225,000	5.300	04/15/47	191,477
55,000	6.250	04/15/49	52,194
Energy Transfer LP / Regency Energy Finance Corp.
120,000	4.500	11/01/23	118,800
Enterprise Products Operating LLC
100,000	2.800	01/31/30	86,523
160,000	4.850	08/15/42	144,834
60,000	4.200	01/31/50	47,843
15,000	3.950	01/31/60	11,090
Enterprise Products Operating LLC, Series D
80,000	6.875	03/01/33	88,575
EOG Resources, Inc.
60,000	3.900	04/01/35	54,401
Exxon Mobil Corp.
75,000	2.709	03/06/25	72,135
200,000	2.275	08/16/26	186,736
200,000	4.227	03/19/40	183,438
Halliburton Co.
50,000	5.000	11/15/45	44,914
Hess Corp.
120,000	4.300	04/01/27	115,556
55,000	6.000	01/15/40	55,148
75,000	5.600	02/15/41	71,980
100,000	5.800	04/01/47	97,564
Kinder Morgan Energy Partners LP
300,000	7.300	08/15/33	326,766

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Kinder Morgan, Inc.
$40,000	4.300%	06/01/25	$ 39,450
56,000	2.000	02/15/31	44,039
200,000	5.200	03/01/48	178,259
Magellan Midstream Partners LP
315,000	4.200	10/03/47	243,922
Marathon Oil Corp.
300,000	6.800	03/15/32	316,367
MPLX LP
100,000	4.875	12/01/24	99,253
200,000	1.750	03/01/26	179,239
500,000	2.650	08/15/30	413,313
140,000	4.700	04/15/48	113,740
100,000	5.500	02/15/49	90,091
NOV, Inc.
15,000	3.950	12/01/42	10,807
ONEOK Partners LP
15,000	6.650	10/01/36	14,985
ONEOK, Inc.
80,000	2.200	09/15/25	73,377
100,000	3.400	09/01/29	87,823
25,000	6.350	01/15/31	25,670
140,000	5.200	07/15/48	119,659
Ovintiv, Inc.
40,000	7.375	11/01/31	43,431
65,000	6.500	08/15/34	66,794
Plains All American Pipeline LP / PAA Finance Corp.
100,000	3.850	10/15/23	98,509
90,000	3.600	11/01/24	86,793
50,000	4.650	10/15/25	49,117
40,000	4.500	12/15/26	38,620
92,000	3.550	12/15/29	80,332
35,000	6.700	05/15/36	34,278
40,000	6.650	01/15/37	40,135
15,000	4.700	06/15/44	11,645
Sabine Pass Liquefaction LLC
120,000	5.750	05/15/24	119,925
110,000	5.625	03/01/25	109,970
120,000	4.200	03/15/28	112,794
15,000	4.500	05/15/30	14,100

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Schlumberger Investment SA
$50,000	3.650%	12/01/23	$ 49,425
Spectra Energy Partners LP
125,000	3.375	10/15/26	117,143
Transcontinental Gas Pipe Line Co. LLC
50,000	5.400	08/15/41	48,330
40,000	3.950	05/15/50	31,310
Valero Energy Corp.
200,000	3.400	09/15/26	190,468
15,000	4.900	03/15/45	13,689
Williams Cos., Inc. (The)
200,000	3.750	06/15/27	189,442
15,000	6.300	04/15/40	15,711

			7,471,687

Financial Company – 0.2%
Air Lease Corp.
300,000	2.200	01/15/27	261,799
Aircastle Ltd.
15,000	4.250	06/15/26	13,968
GE Capital Funding LLC
300,000	4.550	05/15/32	290,518
GE Capital International Funding Co. Unlimited
200,000	4.418	11/15/35	189,120
Lazard Group LLC
110,000	4.500	09/19/28	102,707

			858,112

Food and Beverage – 0.8%
Coca-Cola Co. (The)
155,000	1.750	09/06/24	148,207
650,000	3.000	03/05/51	489,035
Constellation Brands, Inc.
40,000	3.150	08/01/29	35,584
730,000	4.750	05/09/32	707,181
Hershey Co. (The)
40,000	3.375	08/15/46	30,653
100,000	3.125	11/15/49	73,232
J M Smucker Co. (The)
40,000	2.125	03/15/32	31,460
15,000	4.375	03/15/45	12,365
100,000	3.550	03/15/50	68,984

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Food and Beverage – (continued)
Kellogg Co.
$60,000	2.650%	12/01/23	$ 58,598
100,000	4.500	04/01/46	87,528
Keurig Dr Pepper, Inc.
39,000	4.417	05/25/25	38,851
100,000	4.420	12/15/46	85,345
Kraft Heinz Foods Co.
159,000	3.000	06/01/26	150,065
40,000	3.875	05/15/27	38,559
80,000	3.750	04/01/30	74,228
22,000	5.000	07/15/35	21,538
300,000	5.200	07/15/45	284,263
110,000	4.375	06/01/46	93,077
40,000	4.875	10/01/49	36,057
Molson Coors Beverage Co.
120,000	4.200	07/15/46	96,867
PepsiCo, Inc.
300,000	0.400	10/07/23	288,860
40,000	3.500	07/17/25	39,111
146,000	2.750	03/19/30	130,007
Sysco Corp.
80,000	2.400	02/15/30	67,304
Tyson Foods, Inc.
40,000	3.550	06/02/27	37,795

			3,224,754

Hardware – 0.1%
Micron Technology, Inc.
400,000	3.366	11/01/41	280,756
Xilinx, Inc.
40,000	2.950	06/01/24	38,786

			319,542

Healthcare – 0.9%
Aetna, Inc.
40,000	4.750	03/15/44	35,238
Cigna Corp.
400,000	4.375	10/15/28	390,541
CVS Health Corp.
200,000	3.250	08/15/29	181,460
76,000	1.750	08/21/30	60,920
280,000	4.780	03/25/38	258,308

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Healthcare – (continued)
CVS Health Corp. – (continued)
$70,000	5.050%	03/25/48	$ 64,806
100,000	4.250	04/01/50	82,627
Elevance Health, Inc.
150,000	2.550	03/15/31	126,831
15,000	4.650	08/15/44	13,543
40,000	4.850	08/15/54	34,909
Evernorth Health, Inc.
120,000	4.500	02/25/26	119,097
HCA, Inc.
80,000	5.375	02/01/25	79,540
40,000	5.250	04/15/25	39,888
70,000	5.875	02/15/26	70,427
46,000	5.250	06/15/26	45,455
90,000	5.375	09/01/26	89,262
40,000	4.500	02/15/27	38,225
25,000	5.625	09/01/28	24,785
785,000	5.875	02/01/29	789,514
75,000	4.125	06/15/29	68,437
40,000	5.500	06/15/47	36,300
Humana, Inc.
100,000	2.150	02/03/32	79,311
McKesson Corp.
200,000	3.950	02/16/28	190,046
Quest Diagnostics, Inc.
100,000	2.800	06/30/31	84,291
UnitedHealth Group, Inc.
250,000	4.625	07/15/35	243,188
250,000	4.750	07/15/45	238,201
450,000	3.750	10/15/47	366,186
25,000	2.900	05/15/50	17,406

			3,868,742

Insurance – 0.7%
American International Group, Inc.
50,000	3.900	04/01/26	48,602
AON Global Ltd.
100,000	4.600	06/14/44	85,600
Arch Capital Group Ltd.
90,000	3.635	06/30/50	63,221

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Arch Capital Group US, Inc.
$40,000	5.144%		11/01/43	$ 36,330
Assurant, Inc.
100,000	2.650		01/15/32	76,129
AXIS Specialty Finance LLC
40,000	3.900		07/15/29	35,967
Berkshire Hathaway Finance Corp.
150,000	4.250		01/15/49	133,964
Berkshire Hathaway, Inc.
350,000	3.125		03/15/26	336,800
Brighthouse Financial, Inc.
40,000	5.625		05/15/30	38,905
Chubb INA Holdings, Inc.
150,000	3.350		05/03/26	145,146
100,000	1.375		09/15/30	78,878
CNO Financial Group, Inc.
200,000	5.250		05/30/29	187,000
Fidelity National Financial, Inc.
230,000	3.400		06/15/30	194,111
Hartford Financial Services Group, Inc. (The)
30,000	3.600		08/19/49	22,277
Marsh & McLennan Cos., Inc.
80,000	3.500		06/03/24	78,114
100,000	2.375		12/15/31	81,462
100,000	4.350		01/30/47	85,066
MetLife, Inc.
15,000	4.125		08/13/42	12,884
80,000	4.600		05/13/46	74,914
PartnerRe Finance B LLC
150,000	3.700		07/02/29	136,092
(US 5 Year CMT T-Note + 3.815%)
300,000	4.500	(b)	10/01/50	249,930
Prudential Financial, Inc.
40,000	3.935		12/07/49	31,820
Prudential Financial, Inc., MTN
15,000	6.625		06/21/40	16,550
15,000	4.350		02/25/50	13,005
60,000	3.700		03/13/51	46,553
Reinsurance Group of America, Inc.
430,000	3.900		05/15/29	395,350

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Travelers Cos., Inc. (The)
$150,000	3.750%	05/15/46	$ 119,744
Voya Financial, Inc.(b)
(3M USD LIBOR + 2.084%)
40,000	4.700	01/23/48	30,105
W R Berkley Corp.
40,000	4.750	08/01/44	35,259
Willis North America, Inc.
200,000	5.050	09/15/48	170,263

			3,060,041

Metals – 0.2%
Nucor Corp.
500,000	3.950	05/23/25	489,457
Steel Dynamics, Inc.
80,000	3.450	04/15/30	70,700
145,000	3.250	01/15/31	123,975

			684,132

REITs and Real Estate – 0.7%
Alexandria Real Estate Equities, Inc.
100,000	3.375	08/15/31	86,759
CBRE Services, Inc.
129,000	2.500	04/01/31	100,394
Corporate Office Properties LP
490,000	2.750	04/15/31	368,513
Digital Realty Trust LP
40,000	3.700	08/15/27	37,333
Equinix, Inc.
95,000	3.000	07/15/50	61,752
GLP Capital LP / GLP Financing II, Inc.
50,000	3.350	09/01/24	47,577
90,000	5.250	06/01/25	88,186
40,000	5.750	06/01/28	38,213
255,000	4.000	01/15/30	222,072
72,000	4.000	01/15/31	61,560
Healthcare Realty Holdings LP
410,000	2.000	03/15/31	313,338
Life Storage LP
140,000	2.400	10/15/31	107,778
Mid-America Apartments LP
100,000	2.875	09/15/51	64,542

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
REITs and Real Estate – (continued)
Prologis LP
$80,000	4.000%	09/15/28	$ 76,312
200,000	2.250	04/15/30	166,998
40,000	1.250	10/15/30	30,481
120,000	2.125	10/15/50	69,378
Public Storage
60,000	3.094	09/15/27	56,234
Realty Income Corp.
200,000	5.625	10/13/32	205,971
Sabra Health Care LP
85,000	5.125	08/15/26	80,688
100,000	3.200	12/01/31	75,569
Simon Property Group LP
100,000	3.750	02/01/24	98,310
200,000	2.450	09/13/29	168,434
100,000	2.200	02/01/31	79,333
10,000	6.750	02/01/40	10,724
UDR, Inc., MTN
100,000	1.900	03/15/33	71,370
Welltower, Inc.
200,000	4.000	06/01/25	195,073
200,000	4.250	04/15/28	189,249

			3,172,141

Revenue – 0.1%
California Institute of Technology
15,000	3.650	09/01/19	9,991
Hackensack Meridian Health, Inc., Series 2020
15,000	2.675	09/01/41	10,309
Stanford Health Care
100,000	3.027	08/15/51	68,606
University of Chicago (The), Series 20B
40,000	2.761	04/01/45	30,732
Yale University, Series 2020
190,000	1.482	04/15/30	153,959
80,000	2.402	04/15/50	51,905

			325,502

Technology – 1.5%
Adobe, Inc.
40,000	2.300	02/01/30	34,456
Alphabet, Inc.
15,000	1.998	08/15/26	13,979
100,000	2.250	08/15/60	60,447

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
Apple, Inc.
$90,000	3.450%		05/06/24	$ 88,596
400,000	1.800		09/11/24	381,332
40,000	2.500		02/09/25	38,395
50,000	3.200		05/13/25	48,640
40,000	2.450		08/04/26	37,531
15,000	3.350		02/09/27	14,514
15,000	3.200		05/11/27	14,446
60,000	2.900		09/12/27	56,532
40,000	1.650		02/08/31	32,686
160,000	4.500		02/23/36	160,610
80,000	3.850		05/04/43	71,421
80,000	4.450		05/06/44	77,934
300,000	4.650		02/23/46	293,206
50,000	3.750		11/13/47	42,944
300,000	2.650		02/08/51	206,483
160,000	2.550		08/20/60	102,258
Applied Materials, Inc.
125,000	3.900		10/01/25	122,986
256,000	3.300		04/01/27	245,924
Broadcom Corp. / Broadcom Cayman Finance Ltd.
160,000	3.625		01/15/24	156,733
Broadcom, Inc.
300,000	4.110		09/15/28	280,482
90,000	3.469	(d)	04/15/34	71,527
60,000	3.187	(d)	11/15/36	43,719
160,000	3.500	(d)	02/15/41	115,685
Corning, Inc.
125,000	5.350		11/15/48	117,828
45,000	4.375		11/15/57	36,274
Fiserv, Inc.
250,000	4.400		07/01/49	206,438
Hewlett Packard Enterprise Co.
100,000	6.350		10/15/45	103,213
HP, Inc.
15,000	6.000		09/15/41	14,676
International Business Machines Corp.
15,000	5.875		11/29/32	16,171

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
International Business Machines Corp. – (continued)
$150,000	4.150%	05/15/39	$ 131,485
250,000	4.000	06/20/42	209,680
Jabil, Inc.
80,000	3.600	01/15/30	71,185
KLA Corp.
60,000	3.300	03/01/50	45,091
Kyndryl Holdings, Inc.
341,000	2.700	10/15/28	255,876
100,000	3.150	10/15/31	68,793
100,000	4.100	10/15/41	59,588
Lam Research Corp.
40,000	3.125	06/15/60	27,076
Leidos, Inc.
100,000	4.375	05/15/30	91,375
Microsoft Corp.
100,000	2.875	02/06/24	98,125
65,000	3.300	02/06/27	63,032
15,000	3.500	02/12/35	13,899
290,000	4.200	11/03/35	286,678
220,000	4.250	02/06/47	210,257
200,000	4.000	02/12/55	182,622
20,000	2.675	06/01/60	13,502
Motorola Solutions, Inc.
720,000	2.750	05/24/31	581,356
QUALCOMM, Inc.
250,000	4.300	05/20/47	221,033
VeriSign, Inc.
350,000	2.700	06/15/31	284,375
Western Digital Corp.
50,000	4.750	02/15/26	47,375

			6,270,469

Transportation – 0.3%
Burlington Northern Santa Fe LLC
100,000	4.150	12/15/48	86,940
200,000	4.450	01/15/53	183,619
CSX Corp.
250,000	4.100	11/15/32	238,154
100,000	4.500	11/15/52	89,510
FedEx Corp.
40,000	3.900	02/01/35	33,907

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Transportation – (continued)
FedEx Corp. – (continued)
$40,000	4.400%	01/15/47	$ 32,274
40,000	4.950	10/17/48	35,142
Norfolk Southern Corp.
120,000	3.050	05/15/50	82,814
Southwest Airlines Co.
40,000	5.250	05/04/25	40,203
Union Pacific Corp.
40,000	3.700	03/01/29	38,165
70,000	4.050	03/01/46	59,157
10,000	4.500	09/10/48	9,011
80,000	3.799	10/01/51	65,425
60,000	3.839	03/20/60	47,195
15,000	3.750	02/05/70	11,237
Union Pacific Railroad Co. Pass-Through Trust, Series 2015-1
75,966	2.695	05/12/27	69,352
United Parcel Service, Inc.
40,000	3.625	10/01/42	33,451
15,000	4.250	03/15/49	13,581
15,000	5.300	04/01/50	15,938

			1,185,075

Water – 0.0%
American Water Capital Corp.
105,000	3.750	09/01/47	82,679
40,000	4.200	09/01/48	33,543
Essential Utilities, Inc.
100,000	3.351	04/15/50	68,344

			184,566

Wireless – 0.7%
American Tower Corp.
200,000	3.375	10/15/26	186,589
40,000	3.950	03/15/29	37,159
100,000	3.700	10/15/49	73,491
20,000	3.100	06/15/50	13,309
AT&T, Inc.
50,000	0.900	03/25/24	47,458
320,000	2.750	06/01/31	267,325
500,000	2.250	02/01/32	396,067
250,000	4.500	05/15/35	228,756
400,000	3.500	06/01/41	306,851

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Wireless – (continued)
AT&T, Inc. – (continued)
$140,000	3.650%	06/01/51	$ 102,757
300,000	3.500	09/15/53	212,311
310,000	3.550	09/15/55	217,041
Crown Castle, Inc.
40,000	3.300	07/01/30	35,467
140,000	4.150	07/01/50	112,085
T-Mobile USA, Inc.
400,000	3.750	04/15/27	378,930
400,000	4.500	04/15/50	336,783

			2,952,379

TOTAL CORPORATE OBLIGATIONS (Cost $97,621,696)			$ 86,003,983

U.S. Treasury Bonds – 7.2%(e)
U.S. Treasury Bonds
$6,220,000	4.375%	02/15/38	$ 6,677,466
8,003,000	3.875	08/15/40	7,984,396
11,965,000	2.500	02/15/45	9,229,738
5,754,000	2.500	05/15/46	4,400,992
3,800,000	2.250	02/15/52	2,744,200

TOTAL U.S. TREASURY BONDS (Cost $38,914,243)			$ 31,036,792

Foreign Corporate Debt – 5.1%
Banks – 1.9%
Banco Bilbao Vizcaya Argentaria SA (Spain)
$200,000	0.875%	09/18/23	$ 193,113
200,000	1.125	09/18/25	178,826
Banco Santander SA (Spain)
800,000	3.892	05/24/24	782,211
200,000	1.849	03/25/26	176,109
200,000	3.800	02/23/28	181,921
Bank of Montreal(b) (Canada)
(5 Year USD Swap + 1.432%)
110,000	3.803	12/15/32	97,637
Bank of Montreal, MTN (Canada)
200,000	2.500	06/28/24	192,428
Bank of Nova Scotia (The) (Canada)
200,000	3.400	02/11/24	196,267
Barclays PLC (United Kingdom)
200,000	4.375	09/11/24	194,782

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Barclays PLC (United Kingdom) – (continued)
$200,000	5.200%		05/12/26	$ 192,974
Canadian Imperial Bank of Commerce (Canada)
130,000	3.500		09/13/23	128,456
Credit Suisse Group AG (Switzerland)
400,000	3.750		03/26/25	357,674
Deutsche Bank AG(b) (Germany)
(SOFR + 2.159%)
200,000	2.222		09/18/24	191,627
Export-Import Bank of Korea (South Korea)
400,000	2.625		05/26/26	373,651
HSBC Holdings PLC (United Kingdom)
(3M USD LIBOR + 1.211%)
350,000	3.803	(b)	03/11/25	338,814
200,000	4.300		03/08/26	194,403
(3M USD LIBOR + 1.348%)
400,000	4.292	(b)	09/12/26	379,921
200,000	6.500		09/15/37	189,277
ING Groep NV (Netherlands)
354,000	4.550		10/02/28	336,153
Korea Development Bank (The) (South Korea)
300,000	0.800		07/19/26	262,214
Landwirtschaftliche Rentenbank (Germany)
15,000	3.125		11/14/23	14,773
100,000	0.875		03/30/26	89,752
Lloyds Banking Group PLC (United Kingdom)
300,000	4.375		03/22/28	282,154
Mizuho Financial Group, Inc. (Japan)
(US 1 Year CMT T-Note + 0.750%)
200,000	1.554	(b)	07/09/27	174,299
400,000	3.170		09/11/27	362,263
NatWest Group PLC(b) (United Kingdom)
(US 5 Year CMT T-Note + 2.350%)
300,000	3.032		11/28/35	220,379
Royal Bank of Canada (Canada)
300,000	3.875		05/04/32	274,490
Santander UK Group Holdings PLC(b) (United Kingdom)
(SOFR + 1.475%)
340,000	2.896		03/15/32	261,901

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Sumitomo Mitsui Financial Group, Inc. (Japan)
$400,000	3.364%		07/12/27	$ 371,090
400,000	2.930		09/17/41	270,877
Svensk Exportkredit AB, GMTN (Sweden)
200,000	0.625		05/14/25	182,573
Toronto-Dominion Bank (The)(b) (Canada)
(5 Year USD Swap + 2.205%)
375,000	3.625		09/15/31	345,234
Westpac Banking Corp. (Australia)
200,000	2.850		05/13/26	188,866
75,000	3.350		03/08/27	71,306
40,000	2.150		06/03/31	32,997
(US 5 Year CMT T-Note + 2.000%)
10,000	4.110	(b)	07/24/34	8,588
(US 5 Year CMT T-Note + 1.530%)
100,000	3.020	(b)	11/18/36	73,787

				8,363,787

Basic Industry – 0.0%
Nutrien Ltd. (Canada)
100,000	2.950		05/13/30	85,932

Brokerage – 0.0%
Brookfield Finance, Inc. (Canada)
50,000	4.350		04/15/30	45,927
15,000	3.500		03/30/51	9,890

				55,817

Capital Goods – 0.1%
ABB Finance USA, Inc. (Switzerland)
260,000	4.375		05/08/42	226,738
Johnson Controls International PLC
100,000	4.500		02/15/47	82,889

				309,627

Communications – 0.0%
RELX Capital, Inc. (United Kingdom)
100,000	3.000		05/22/30	86,541

Consumer Cyclical – 0.1%
Honda Motor Co. Ltd. (Japan)
400,000	2.534		03/10/27	365,102

Consumer Noncyclical – 0.5%
Ahold Finance USA LLC (Netherlands)
360,000	6.875		05/01/29	381,722

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Consumer Noncyclical – (continued)
BAT Capital Corp. (United Kingdom)
$400,000	2.789%		09/06/24	$ 382,425
100,000	3.462		09/06/29	86,077
80,000	3.984		09/25/50	54,298
140,000	5.650		03/16/52	117,846
Bayer US Finance II LLC (Germany)
100,000	3.375	(d)	07/15/24	96,940
15,000	4.200	(d)	07/15/34	13,246
170,000	4.700	(d)	07/15/64	133,334
GlaxoSmithKline Capital, Inc. (United Kingdom)
200,000	6.375		05/15/38	229,384
Novartis Capital Corp. (Switzerland)
250,000	2.000		02/14/27	229,078
100,000	2.200		08/14/30	86,534
Reynolds American, Inc. (United Kingdom)
250,000	5.850		08/15/45	219,168
Takeda Pharmaceutical Co., Ltd. (Japan)
250,000	2.050		03/31/30	206,205

				2,236,257

Energy – 0.7%
BP Capital Markets PLC (United Kingdom)
300,000	3.279		09/19/27	282,903
Canadian Natural Resources Ltd. (Canada)
100,000	6.250		03/15/38	102,920
Canadian Natural Resources Ltd., GMTN (Canada)
100,000	4.950		06/01/47	90,242
Cenovus Energy, Inc. (Canada)
100,000	2.650		01/15/32	80,850
50,000	5.250		06/15/37	46,419
Enbridge, Inc. (Canada)
110,000	3.125		11/15/29	97,816
15,000	5.500		12/01/46	14,447
(3M USD LIBOR + 3.641%)
15,000	6.250	(b)	03/01/78	13,575
Equinor ASA (Norway)
100,000	2.650		01/15/24	97,637
140,000	1.750		01/22/26	128,580
40,000	3.625		09/10/28	38,227
300,000	3.125		04/06/30	273,031

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Energy – (continued)
Equinor ASA (Norway) – (continued)
$510,000	3.700%	04/06/50	$ 419,038
Shell International Finance BV (Netherlands)
25,000	0.375	09/15/23	24,091
40,000	2.000	11/07/24	38,201
55,000	3.250	05/11/25	53,496
75,000	4.375	05/11/45	67,546
462,000	4.000	05/10/46	389,881
TotalEnergies Capital International SA (France)
250,000	2.434	01/10/25	239,372
200,000	3.455	02/19/29	187,985
100,000	3.127	05/29/50	72,844
TransCanada PipeLines Ltd. (Canada)
300,000	2.500	10/12/31	243,093

			3,002,194

Financial Company – 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
500,000	3.300	01/30/32	398,057

Food and Beverage – 0.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium)
80,000	4.900	02/01/46	75,229
Anheuser-Busch InBev Finance, Inc. (Belgium)
55,000	4.700	02/01/36	52,506
100,000	4.900	02/01/46	94,036
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
300,000	3.500	06/01/30	277,375
46,000	4.375	04/15/38	42,285
40,000	4.600	04/15/48	36,583
40,000	5.550	01/23/49	41,147
500,000	4.500	06/01/50	453,961
90,000	4.750	04/15/58	82,751

			1,155,873

Forest Products & Paper – 0.0%
Suzano Austria GmbH (Brazil)
200,000	5.000	01/15/30	186,796

Insurance – 0.1%
Fairfax Financial Holdings Ltd. (Canada)
400,000	3.375	03/03/31	328,175

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Internet – 0.2%
Alibaba Group Holding Ltd. (China)
$400,000	3.600%		11/28/24	$ 386,137
240,000	3.400		12/06/27	221,090
JD.com, Inc. (China)
200,000	3.875		04/29/26	190,579

				797,806

Metals – 0.0%
ArcelorMittal SA (Luxembourg)
15,000	4.550		03/11/26	14,570
15,000	4.250		07/16/29	13,518
10,000	7.000		10/15/39	10,143
15,000	6.750		03/01/41	14,739

				52,970

Mining – 0.1%
Southern Copper Corp. (Peru)
55,000	3.875		04/23/25	53,831
Teck Resources Ltd. (Canada)
40,000	6.250		07/15/41	39,372
Vale Overseas Ltd. (Brazil)
230,000	6.250		08/10/26	238,050
115,000	3.750		07/08/30	100,750

				432,003

Oil Company-Exploration & Production – 0.0%
CNOOC Finance 2013 Ltd. (China)
200,000	3.000		05/09/23	198,524

Oil Company-Integrated – 0.2%
Petroleos Mexicanos (Mexico)
225,000	6.875		08/04/26	213,792
100,000	5.350		02/12/28	83,127
250,000	5.950		01/28/31	186,212
Saudi Arabian Oil Co. (Saudi Arabia)
200,000	2.875	(d)	04/16/24	194,370
300,000	2.250	(d)	11/24/30	251,116

				928,617

Pharmaceuticals – 0.1%
Astrazeneca Finance LLC (United Kingdom)
350,000	2.250		05/28/31	294,623

Technology – 0.2%
NXP BV / NXP Funding LLC (China)
40,000	5.350		03/01/26	39,994

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Technology – (continued)
NXP BV / NXP Funding LLC / NXP USA, Inc. (China)
$120,000	3.400%	05/01/30	$ 103,771
265,000	2.500	05/11/31	208,974
390,000	5.000	01/15/33	371,246

			723,985

Telecommunications – 0.1%
America Movil SAB de CV (Mexico)
280,000	3.625	04/22/29	255,180
200,000	2.875	05/07/30	171,880

			427,060

Transportation – 0.1%
Canadian National Railway Co. (Canada)
40,000	4.450	01/20/49	36,396
Canadian Pacific Railway Co. (Canada)
250,000	2.450	12/02/31	208,642

			245,038

Wireless – 0.2%
Rogers Communications, Inc.(d) (Canada)
170,000	4.500	03/15/42	143,238
TELUS Corp. (Canada)
300,000	3.400	05/13/32	258,903
Vodafone Group PLC (United Kingdom)
250,000	4.125	05/30/25	246,457
50,000	5.250	05/30/48	45,087

			693,685

Wirelines – 0.1%
Bell Telephone Co of Canada or Bell Canada/The (Canada)
80,000	4.300	07/29/49	66,688
British Telecommunications PLC (United Kingdom)
100,000	9.625	12/15/30	120,444
Deutsche Telekom International Finance BV (Germany)
15,000	8.750	06/15/30	17,854
Orange SA (France)
140,000	9.000	03/01/31	173,414

			378,400

TOTAL FOREIGN CORPORATE DEBT (Cost $24,213,135)			$ 21,746,869

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 2.0%
Sovereign – 2.0%
Abu Dhabi Government International Bond (United Arab Emirates)
$200,000	0.750	%(d)	09/02/23	$ 193,975
400,000	2.125	(d)	09/30/24	384,471
200,000	2.500	(d)	04/16/25	192,320
200,000	1.625	(d)	06/02/28	177,374
200,000	2.700	(d)	09/02/70	125,351
Chile Government International Bond (Chile)
400,000	2.750		01/31/27	370,239
200,000	2.450		01/31/31	169,171
China Government International Bond(d) (China)
400,000	0.400		10/21/23	386,723
Colombia Government International Bond (Colombia)
200,000	3.875		04/25/27	174,993
200,000	4.500		03/15/29	171,062
100,000	6.125		01/18/41	78,695
Indonesia Government International Bond (Indonesia)
200,000	3.850		10/15/30	187,436
200,000	4.650		09/20/32	198,688
300,000	5.250		01/17/42	295,489
Malaysia Sovereign Sukuk BHD(d) (Malaysia)
300,000	3.043		04/22/25	290,413
Mexico Government International Bond (Mexico)
400,000	4.150		03/28/27	394,138
250,000	3.250		04/16/30	223,160
400,000	4.750		04/27/32	385,626
250,000	3.500		02/12/34	208,469
Panama Government International Bond (Panama)
200,000	6.700		01/26/36	211,750
Perusahaan Penerbit SBSN Indonesia III (Indonesia)
400,000	4.550	(d)	03/29/26	399,000
200,000	2.800	(d)	06/23/30	176,250
Peruvian Government International Bond (Peru)
200,000	2.783		01/23/31	168,618
300,000	1.862		12/01/32	225,257
100,000	8.750		11/21/33	124,131
Philippine Government International Bond (Philippines)
200,000	3.750		01/14/29	191,448
400,000	2.457		05/05/30	347,321
220,000	5.609		04/13/33	234,233

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Sovereign – (continued)
Philippine Government International Bond (Philippines) – (continued)
$250,000	6.375%		10/23/34	$ 276,300
Province of Alberta Canada (Canada)
50,000	3.300		03/15/28	47,888
Province of Ontario Canada (Canada)
30,000	1.050		05/21/27	26,169
30,000	1.600		02/25/31	24,585
Province of Quebec Canada (Canada)
90,000	0.600		07/23/25	81,641
25,000	2.750		04/12/27	23,625
Qatar Government International Bond (Qatar)
280,000	3.400	(d)	04/16/25	273,828
200,000	4.817	(d)	03/14/49	195,978
Republic of Poland Government International Bond (Poland)
30,000	3.250		04/06/26	28,748
Romanian Government International Bond(d) (Romania)
16,000	3.000		02/14/31	12,864
Saudi Government International Bond (Saudi Arabia)
300,000	2.900	(d)	10/22/25	287,619
500,000	4.625		10/04/47	449,565
Uruguay Government International Bond (Uruguay)
15,000	4.375		01/23/31	15,056
250,000	5.100		06/18/50	247,032

				8,676,699

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $9,590,875)				$ 8,676,699

U.S. Treasury Obligations – 2.9%(e)
U.S. Treasury Bonds
$8,000,000	2.750%		08/15/42	$ 6,593,374
8,677,000	2.000		02/15/50	5,929,312

TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,557,781)				$ 12,522,686

Shares	Dividend Rate	Value

Investment Company – 23.3%(f)
Goldman Sachs Financial Square Government Fund — Institutional Shares
99,833,224	3.727%	$ 99,833,224
(Cost $99,833,224)

TOTAL INVESTMENTS – 121.6% (Cost $548,580,385)		$521,278,640

LIABILITIES IN EXCESS OF ASSETS – (21.6)%		(92,412,415)

NET ASSETS – 100.0%		$428,866,225

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $102,892,804 which represents approximately 24.0% of the Fund’s net assets as of November 30, 2022.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on November 30, 2022.

(c)	Step coupon.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

(f)	Represents an affiliated issuer.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Investment Abbreviations:
CMT	— Constant Maturity Treasury Index
GMTN	— Global Medium Term Note
LIBOR	— London Interbank Offered Rate
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 23.8%
Banks – 7.6%
American Express Co.(a) (SOFR + 0.930%)
$1,854,000	4.768%		03/04/25	$ 1,848,378
Bank of America Corp. (3M USD LIBOR + 0.790%)
1,622,000	3.004	(a)	12/20/23	1,620,062
(SOFR + 1.100%)
1,950,000	4.854	(a)	04/25/25	1,933,557
Bank of America Corp.(a), Series 2025
(SOFR + 0.660%)
2,735,000	4.491		02/04/25	2,689,304
Capital One Financial Corp.(a) (SOFR + 0.690%)
5,409,000	4.528		12/06/24	5,278,809
Charles Schwab Corp. (The)(a)
(SOFRINDX + 0.500%)
1,000,000	3.839		03/18/24	993,053
Citigroup, Inc.(a)
(SOFR + 1.667%)
1,676,000	1.678		05/15/24	1,647,072
Discover Bank
2,000,000	3.350		02/06/23	1,993,026
Fifth Third Bancorp
1,000,000	1.625		05/05/23	985,510
Fifth Third Bank NA
418,000	1.800		01/30/23	415,951
First Republic Bank(a)
(SOFR + 0.620%)
1,182,000	1.912		02/12/24	1,167,965
Huntington National Bank (The)(a) (SOFRINDX + 1.190%)
1,600,000	5.025		05/16/25	1,593,168
JPMorgan Chase & Co. (SOFR + 0.580%)
1,910,000	0.697	(a)	03/16/24	1,882,210
(3M USD LIBOR + 0.730%)
1,627,000	3.559	(a)	04/23/24	1,615,188
(SOFR + 0.970%)
1,000,000	4.258	(a)	06/14/25	986,964

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
KeyBank NA (SOFR + 0.340%)
$1,124,000	0.423	%(a)	01/03/24	$ 1,118,711
(SOFRINDX + 0.320%)
1,000,000	3.608	(a)	06/14/24	989,777
Morgan Stanley (SOFR + 0.616%)
2,049,000	0.731	(a)	04/05/24	2,008,322
(SOFR + 0.625%)
1,764,000	4.370	(a)	01/24/25	1,732,239
MUFG Union Bank NA
500,000	2.100		12/09/22	499,704
National Securities Clearing Corp.(b)
2,550,000	5.050		11/21/24	2,556,074
Wells Fargo & Co.
462,000	4.125		08/15/23	459,281
Wells Fargo & Co., MTN
941,000	3.750		01/24/24	928,280
(SOFR + 1.600%)
3,000,000	1.654	(a)	06/02/24	2,945,940

				39,888,545

Basic Industry – 0.6%
Ecolab, Inc.
272,000	0.900		12/15/23	261,100
Sherwin-Williams Co. (The)
3,107,000	4.050		08/08/24	3,059,159

				3,320,259

Broadcasting – 0.1%
Fox Corp.
705,000	4.030		01/25/24	695,200

Capital Goods – 0.6%
Carlisle Cos., Inc.
1,117,000	0.550		09/01/23	1,077,451
Caterpillar Financial Services Corp., MTN
1,994,000	4.900		01/17/25	2,000,493

				3,077,944

Consumer Cyclical – 1.4%
7-Eleven, Inc.(b)
1,245,000	0.625		02/10/23	1,233,982

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
eBay, Inc.
$604,000	2.750%		01/30/23	$ 601,837
General Motors Financial Co., Inc.
300,000	3.700		05/09/23	297,925
1,914,000	1.700		08/18/23	1,862,295
(SOFRINDX + 1.300%)
3,000,000	4.883	(a)	04/07/25	2,916,663
Starbucks Corp.(a)
(SOFRINDX + 0.420%)
479,000	4.253		02/14/24	475,466

				7,388,168

Consumer Noncyclical – 3.5%
AbbVie, Inc.
2,000,000	3.750		11/14/23	1,978,120
Baxter International, Inc.(a)
(SOFRINDX + 0.440%)
1,356,000	4.277		11/29/24	1,319,552
GE Healthcare Holding LLC(b)
3,067,000	5.550		11/15/24	3,081,102
GSK Consumer Healthcare Capital US LLC(a) (SOFR + 0.890%)
2,100,000	4.350		03/24/24	2,089,235
PerkinElmer, Inc.
1,505,000	0.550		09/15/23	1,450,980
Philip Morris International, Inc.
3,078,000	5.125		11/15/24	3,079,818
Thermo Fisher Scientific, Inc. (SOFRINDX + 0.350%)
1,070,000	4.007	(a)	04/18/23	1,068,592
4,600,000	0.797		10/18/23	4,438,504

				18,505,903

Consumer Products – 0.2%
GSK Consumer Healthcare Capital US LLC
1,183,000	3.024		03/24/24	1,148,511

Electric – 3.3%
American Electric Power Co., Inc.(a), Series A (3M USD LIBOR + 0.480%)
625,000	4.920		11/01/23	621,931
Atmos Energy Corp.
423,000	0.625		03/09/23	418,392

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
Atmos Energy Corp. – (continued) (3M USD LIBOR + 0.380%)
$747,000	3.574	%(a)	03/09/23	$ 746,066
CenterPoint Energy Resources Corp.
900,000	0.700		03/02/23	889,342
(3M USD LIBOR + 0.500%)
479,000	5.279	(a)	03/02/23	478,580
CenterPoint Energy, Inc.(a) (SOFRINDX + 0.650%)
2,131,000	4.482		05/13/24	2,098,340
Duke Energy Corp.(a) (SOFR + 0.250%)
850,000	3.470		06/10/23	845,740
Eversource Energy
1,002,000	4.200		06/27/24	988,451
Florida Power & Light Co.(a) (SOFRINDX + 0.380%)
1,250,000	3.988		01/12/24	1,238,252
National Rural Utilities Cooperative Finance Corp.(a), MTN (SOFR + 0.400%)
1,884,000	4.231		08/07/23	1,877,033
NextEra Energy Capital Holdings, Inc. (3M USD LIBOR + 0.270%)
1,910,000	4.935	(a)	02/22/23	1,907,145
(SOFRINDX + 0.540%)
500,000	4.463	(a)	03/01/23	499,196
OGE Energy Corp.
226,000	0.703		05/26/23	221,322
Oklahoma Gas and Electric Co.
522,000	0.553		05/26/23	510,520
PPL Electric Utilities Corp.(a) (SOFR + 0.330%)
620,000	3.790		06/24/24	611,609
Southern Co. (The)
1,500,000	2.950		07/01/23	1,482,393
Southern Co. (The)(a), Series 2021 (SOFRINDX + 0.370%)
1,636,000	4.202		05/10/23	1,625,291

				17,059,603

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Energy – 1.0%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
$373,000	1.231%	12/15/23	$ 359,593
ConocoPhillips Co.
2,206,000	2.125	03/08/24	2,130,866
Kinder Morgan Energy Partners LP
649,000	3.450	02/15/23	646,619
MPLX LP
704,000	4.500	07/15/23	699,608
Pioneer Natural Resources Co.
1,436,000	0.550	05/15/23	1,407,807

			5,244,493

Financial Company – 0.3%
Air Lease Corp.
1,037,000	2.250	01/15/23	1,032,039
500,000	3.875	07/03/23	493,885

			1,525,924

Healthcare – 0.4%
AmerisourceBergen Corp.
831,000	0.737	03/15/23	820,621
UnitedHealth Group, Inc.
1,109,000	5.000	10/15/24	1,117,941

			1,938,562

Insurance – 2.3%
AIG Global Funding(a)(b) (SOFR + 0.380%)
1,390,000	3.685	12/15/23	1,386,302
Athene Global Funding(a)(b) (3M USD LIBOR + 0.730%)
624,000	4.556	01/08/24	618,016
Equitable Financial Life Global Funding(b)
1,623,000	0.500	04/06/23	1,597,459
Jackson National Life Global Funding(a)(b) (SOFR + 0.600%)
1,300,000	4.174	01/06/23	1,299,862
MassMutual Global Funding II(a)(b) (SOFR + 0.360%)
986,000	3.968	04/12/24	976,673
Metropolitan Life Global Funding I(b)
710,000	3.600	01/11/24	699,133

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Pacific Life Global Funding II(a)(b) (SOFR + 0.400%)
$750,000	4.154%		01/27/25	$ 732,712
Principal Life Global Funding II(a)(b) (SOFR + 0.450%)
353,000	4.058		04/12/24	350,770
Protective Life Global Funding
2,000,000	0.327	(b)	12/09/22	1,996,379
626,000	0.502	(b)	04/12/23	615,357
(SOFR + 0.980%)
1,691,000	4.462	(a)(b)	03/28/25	1,675,310

				11,947,973

REITs and Real Estate – 0.3%
Public Storage(a) (SOFR + 0.470%)
1,385,000	4.179		04/23/24	1,375,611

Technology – 0.9%
Fidelity National Information Services, Inc.
800,000	0.375		03/01/23	790,893
Hewlett Packard Enterprise Co.
1,000,000	2.250		04/01/23	990,654
Take-Two Interactive Software, Inc.
571,000	3.300		03/28/24	556,235
Texas Instruments, Inc.
2,572,000	4.700		11/18/24	2,575,121

				4,912,903

Transportation – 0.5%
Penske Truck Leasing Co. LP / PTL Finance Corp.(b)
1,390,000	4.250		01/17/23	1,387,681
Ryder System, Inc., MTN
1,000,000	3.750		06/09/23	991,438

				2,379,119

Wireless – 0.8%
AT&T, Inc.(a) (SOFRINDX + 0.640%)
2,154,000	4.100		03/25/24	2,138,941

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Wireless – (continued)
Verizon Communications, Inc.(a) (SOFRINDX + 0.500%)
$2,116,000	3.925%	03/22/24	$ 2,100,277

			4,239,218

TOTAL CORPORATE OBLIGATIONS (Cost $125,844,302)			$124,647,936

Asset- Backed Securities – 20.6%
Access to Loans for Learning Student Loan Corp., Series 2010-I, Class A3(a)
(3M USD LIBOR + 0.800%)
$581,693	1.110%	04/25/37	$ 583,407
Access to Loans for Learning Student Loan Corp., Series 2012-1, Class A(a) (1M USD LIBOR + 0.700%)
18,718	4.744	07/25/36	18,599
Ally Auto Receivables Trust, Series 2022-1, Class A3
3,170,000	3.310	11/15/26	3,067,105
Anchorage Capital CLO Ltd., Series 2014-4RA, Class A(a)(b)
(3M USD LIBOR + 1.050%) (Cayman Islands)
979,518	5.424	01/28/31	965,494
Atlas Senior Loan Fund III Ltd., Series 2013-1A, Class AR(a)(b)
(3M USD LIBOR + 0.830%) (Cayman Islands)
80,720	5.480	11/17/27	79,713
BA Credit Card Trust, Series 2021-A1, Class A1
500,000	0.440	09/15/26	469,285
Barclays Dryrock Issuance Trust, Series 2021-1, Class A
2,400,000	0.630	07/15/27	2,234,568
Barings CLO Ltd., Series 2018-3A, Class A1(a)(b)
(3M USD LIBOR + 0.950%) (Cayman Islands)
292,393	5.193	07/20/29	288,957
Birch Grove CLO 4 Ltd., Series 2022-4A, Class A1(a)(b)
(3M U.S. T-Bill MMY + 1.490%) (Cayman Islands)
3,000,000	5.354	04/15/34	2,907,684
BlueMountain CLO Ltd., Series 2017-2A, Class A1R(a)(b)
(3M USD LIBOR + 1.180%) (Cayman Islands)
980,386	5.505	10/22/30	967,463
Brazos Higher Education Authority, Inc., Series 2011-1, Class A2(a)
(3M USD LIBOR + 0.800%)
175,949	5.499	02/25/30	175,468
BSPDF Issuer Ltd., Series 2021-FL1, Class A(a)(b)
(1M USD LIBOR + 1.200%) (Cayman Islands)
1,150,000	5.075	10/15/36	1,099,156

Principal Amount	Interest Rate	Maturity Date	Value

Asset- Backed Securities – (continued)
BX, Series 2021-MFM1, Class A(a)(b)
(1M USD LIBOR + 0.700%)
$100,000	4.575%	01/15/34	$ 97,273
BX Trust, Series 2021-ARIA, Class A(a)(b)
(1M USD LIBOR + 0.899%)
1,300,000	4.774	10/15/36	1,222,744
BXHPP Trust, Series 2021-FILM, Class A(a)(b)
(1M USD LIBOR + 0.650%)
1,850,000	4.525	08/15/36	1,739,551
CARDS II Trust, Series 2021-1A, Class A(b) (Canada)
1,125,000	0.602	04/15/27	1,058,621
Carlyle US CLO Ltd., Series 2017-2A, Class A1R(a)(b)
(3M USD LIBOR + 1.050%) (Cayman Islands)
2,000,000	5.293	07/20/31	1,964,232
Chase Issuance Trust, Series 2020-A1, Class A1
400,000	1.530	01/15/25	398,097
CIFC Funding Ltd., Series 2017-3A, Class A1(a)(b)
(3M USD LIBOR + 1.220%) (Cayman Islands)
2,339,168	5.463	07/20/30	2,306,310
CIFC Funding Ltd., Series 2021-2A, Class AR(a)(b)
(3M USD LIBOR + 0.950%) (Cayman Islands)
497,064	5.193	04/20/30	489,093
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A4
2,400,000	4.023	03/11/47	2,332,201
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A5
600,000	3.855	05/10/47	580,273
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB
185,515	2.984	04/10/48	180,934
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A4
3,000,000	3.778	09/10/58	2,845,299
COMM Mortgage Trust, Series 2013-CR12, Class A4
800,000	4.046	10/10/46	781,956
COMM Mortgage Trust, Series 2013-CR7, Class A4
360,332	3.213	03/10/46	359,294

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset- Backed Securities – (continued)
COMM Mortgage Trust, Series 2013-CR8, Class A5(a)
$695,032	3.612%	06/10/46	$ 688,661
COMM Mortgage Trust, Series 2013-CR9, Class A4(a)
294,832	4.409	07/10/45	292,084
COMM Mortgage Trust, Series 2015-CR24, Class ASB
283,299	3.445	08/10/48	272,017
COMM Mortgage Trust, Series 2015-CR26, Class ASB
556,916	3.373	10/10/48	542,865
DBJPM Mortgage Trust, Series 2016-C3, Class ASB
267,898	2.756	08/10/49	255,962
Discover Card Execution Note Trust, Series 2017-A5, Class A5(a)
(1M USD LIBOR + 0.600%)
2,000,000	4.473	12/15/26	1,997,935
Dryden 80 CLO Ltd., Series 2022-80A, Class AR(a)(b)
(3M U.S. T-Bill MMY + 1.250%) (Cayman Islands)
4,000,000	5.114	01/17/33	3,861,964
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR(a)(b)
(3M USD LIBOR + 0.900%) (Cayman Islands)
225,195	4.979	04/15/29	222,064
Edsouth Indenture No 10 LLC, Series 2015-2, Class A(a)(b)
(1M USD LIBOR + 1.000%)
75,248	5.016	12/25/56	75,428
Edsouth Indenture No 2 LLC, Series 2012-1, Class A1(a)(b)
(1M USD LIBOR + 1.150%)
58,486	5.166	09/25/40	58,459
Edsouth Indenture No 3 LLC, Series 2012-2, Class A(a)(b)
(1M USD LIBOR + 0.730%)
26,671	4.746	04/25/39	26,603
Educational Funding of the South, Inc., Series 2011-1, Class A2(a)
(3M USD LIBOR + 0.650%)
571,442	5.008	04/25/35	565,960
EFS Volunteer LLC, Series 2010-1, Class A2(a)(b)
(3M USD LIBOR + 0.850%)
408,650	5.208	10/25/35	408,286
Extended Stay America Trust, Series 2021-ESH, Class A(a)(b)
(1M USD LIBOR + 1.080%)
1,415,479	4.956	07/15/38	1,375,864

Principal Amount	Interest Rate	Maturity Date	Value

Asset- Backed Securities – (continued)
Flatiron CLO 19 Ltd., Series 2021-1A, Class AR(a)(b)
(3M USD LIBOR + 1.080%) (Cayman Islands)
$1,000,000	5.724%	11/16/34	$ 972,855
Ford Credit Auto Owner Trust, Series 2018-2, Class A(b)
1,500,000	3.470	01/15/30	1,480,196
Ford Credit Floorplan Master Owner Trust, Series 2018-2, Class A
1,000,000	3.170	03/15/25	994,296
GM Financial Consumer Automobile Receivables Trust, Series 2019-4, Class A4
3,230,000	1.760	01/16/25	3,178,511
GMF Floorplan Owner Revolving Trust, Series 2020-2, Class A(b)
1,000,000	0.690	10/15/25	955,701
Goal Capital Funding Trust, Series 2010-1, Class A(a)(b)
(3M USD LIBOR + 0.700%)
182,189	5.457	08/25/48	174,889
Great Wolf Trust, Series 2019-WOLF, Class A(a)(b)
(1M USD LIBOR + 1.034%)
3,250,000	4.909	12/15/36	3,134,642
GS Mortgage Securities Trust, Series 2014-GC18, Class A4
4,500,000	4.074	01/10/47	4,376,708
HalseyPoint CLO 3 Ltd., Series 2020-3A, Class A1A(a)(b)
(3 Mo. LIBOR + 1.450%) (Cayman Islands)
500,000	5.865	11/30/32	490,634
Hayfin US Ltd., Series 2018-8A, Class A(a)(b)
(3M USD LIBOR + 1.120%) (Cayman Islands)
3,000,000	5.363	04/20/31	2,943,225
Higher Education Funding I, Series 2014-1, Class A(a)(b)
(3M USD LIBOR + 1.050%)
338,016	4.047	05/25/34	337,469
Honda Auto Receivables Owner Trust, Series 2019-4, Class A3
149,955	1.830	01/18/24	149,139
Hyundai Auto Receivables Trust 2020-C, Series 2020-C, Class A4
4,000,000	0.490	11/16/26	3,695,198
Hyundai Auto Receivables Trust 2022-C, Series 2022-C, Class A3
3,625,000	5.390	06/15/27	3,654,853

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset- Backed Securities – (continued)
ICG US CLO Ltd., Series 2018-1A, Class A1R(a)(b)
(3M USD LIBOR + 1.140%) (Cayman Islands)
$676,214	5.367%	10/19/28	$ 667,225
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class ASB
38,942	2.702	12/15/47	38,863
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A4(a)
582,436	3.994	01/15/46	578,493
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A5
2,529,000	3.664	07/15/45	2,494,051
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class ASB
162,545	3.566	02/15/47	160,369
KKR Industrial Portfolio Trust, Series 2021-KDIP, Class A(a)(b)
(1M USD LIBOR + 0.550%)
409,014	4.425	12/15/37	396,969
KnowledgeWorks Foundation, Series 2010-1, Class A(a)
(3M USD LIBOR + 0.950%)
202,067	5.707	02/25/42	199,646
LCM XV LP, Series 2021-15A, Class AR2(a)(b)
(3M USD LIBOR + 1.000%) (Cayman Islands)
2,215,276	5.243	07/20/30	2,177,082
LCM XX LP, Series 2018-20A, Class AR(a)(b)
(3M USD LIBOR + 1.040%) (Cayman Islands)
567,772	5.283	10/20/27	563,098
Madison Park Funding Ltd., Series 2021-37A, Class AR(a)(b)
(3M USD LIBOR + 1.070%) (Cayman Islands)
1,500,000	5.149	07/15/33	1,466,844
Madison Park Funding XLI Ltd., Series 2017-12A, Class AR(a)(b)
(3M USD LIBOR + 0.830%) (Cayman Islands)
221,669	5.155	04/22/27	219,210
Marathon CLO Ltd., Series 2021-1A, Class AANR(a)(b)
(3M USD LIBOR + 1.320%) (Cayman Islands)
2,200,000	5.399	04/15/32	2,150,410
Master Credit Card Trust, Series 2021-1A, Class A(b)
(Canada)
1,400,000	0.530	11/21/25	1,303,009
Mercedes-Benz Auto Lease Trust 2021-B, Series 2021-B, Class A3
850,000	0.400	11/15/24	821,351

Principal Amount	Interest Rate	Maturity Date	Value

Asset- Backed Securities – (continued)
Mercedes-Benz Auto Receivables Trust 2022-1, Series 2022-1, Class A2
$1,000,000	5.260%	10/15/25	$ 999,758
Morgan Stanley Capital I Trust, Series 2016-BNK2, Class ASB
563,354	2.860	11/15/49	538,936
Navient Student Loan Trust, Series 2016-6A, Class A2(a)(b)
(1M USD LIBOR + 0.750%)
122,145	4.766	03/25/66	122,103
Nelnet Student Loan Trust, Series 2014-2A, Class A2(a)(b)
(1M USD LIBOR + 0.600%)
164,581	4.616	03/25/30	164,490
Nelnet Student Loan Trust, Series 2014-4A, Class A1(a)(b)
(1M USD LIBOR + 0.540%)
168,239	4.556	11/27/39	167,189
Nelnet Student Loan Trust, Series 2016-1A, Class A(a)(b)
(1M USD LIBOR + 0.800%)
401,654	4.816	09/25/65	399,592
Northstar Education Finance, Inc., Series 2012-1, Class A(a)(b)
(1M USD LIBOR + 0.700%)
70,298	4.716	12/26/31	69,788
NorthStar Student Loan Trust III, Series 2016-1, Class A(a)(b)
(1M USD LIBOR + 1.250%)
740,173	5.266	05/27/36	741,031
ONE PARK Mortgage Trust, Series 2021-PARK, Class A(a)(b)
(1M U.S. T-Bill MMY + 0.700%)
908,000	4.608	03/15/36	865,241
OZLM Ltd., Series 2017-11A, Class A1R(a)(b)
(3M USD LIBOR + 1.250%) (Cayman Islands)
247,297	5.665	10/30/30	242,890
Pennsylvania Higher Education Assistance Agency, Series 2009-1, Class A1(a)
(3M USD LIBOR + 0.900%)
27,537	5.258	07/25/29	27,549
Regata Funding Ltd., Series 2021-1A, Class AR(a)(b)
(3M USD LIBOR + 1.100%) (Cayman Islands)
2,000,000	5.179	10/15/32	1,947,270
Rhode Island Student Loan Authority, Series 2012-1, Class A1(a)
(1M USD LIBOR + 0.900%)
737,018	5.020	07/01/31	736,325
Rhode Island Student Loan Authority, Series 2014-1, Class A1(a)
(1M USD LIBOR + 0.700%)
103,187	4.820	10/02/28	102,727

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset- Backed Securities – (continued)
Shackleton 2015-VIII CLO Ltd., Series 2017-8A, Class A2R(a)(b)
(3M USD LIBOR + 0.920%) (Cayman Islands)
$211,273	5.163%	10/20/27	$ 209,294
SLC Student Loan Trust, Series 2003-14, Class A6(a)
(3M USD LIBOR + 0.300%)
23,316	4.658	07/25/25	23,303
SLC Student Loan Trust, Series 2005-3, Class A3(a)
(3M USD LIBOR + 0.120%)
189,963	3.413	06/15/29	189,385
SLC Student Loan Trust, Series 2005-5, Class A4(a)
(3M USD LIBOR + 0.140%)
317,341	4.498	10/25/28	313,244
SLC Student Loan Trust, Series 2007-1, Class A4(a)
(3M USD LIBOR + 0.060%)
1,200,712	4.666	05/15/29	1,159,445
SLC Student Loan Trust, Series 2010-1, Class A(a)
(3M USD LIBOR + 0.875%)
264,292	5.574	11/25/42	260,959
SLM Student Loan Trust, Series 2003-11, Class A6(a)(b)
(3M USD LIBOR + 0.550%)
9,543	3.843	12/15/25	9,537
SLM Student Loan Trust, Series 2005-7, Class A4(a)
(3M USD LIBOR + 0.150%)
114,204	4.508	10/25/29	113,771
SLM Student Loan Trust, Series 2018-10, Class A7B(a)(b)
(3M USD LIBOR + 0.600%)
91,931	4.958	10/25/29	91,486
SOUND POINT CLO XXII Ltd., Series 2019-1A, Class AR(a)(b)
(3M USD LIBOR + 1.080%) (Cayman Islands)
600,000	5.323	01/20/32	585,215
South Carolina Student Loan Corp., Series 2014-1, Class A1(a)
(1M USD LIBOR + 0.750%)
37,648	4.518	05/01/30	37,613
State of Illinois
567,273	4.950	06/01/23	567,098
STWD Trust, Series 2021-FLWR, Class A(a)(b)
(1M USD LIBOR + 0.577%)
1,350,000	4.452	07/15/36	1,290,864
TCW CLO 2019-2 Ltd., Series 2022-2A, Class A1R(a)(b)
(3M U.S. T-Bill MMY + 1.280%) (Cayman Islands)
3,500,000	5.243	10/20/32	3,402,042

Principal Amount	Interest Rate	Maturity Date	Value

Asset- Backed Securities – (continued)
TCW CLO AMR Ltd., Series 2021-1A, Class ASNR(a)(b)
(3M USD LIBOR + 1.220%) (Cayman Islands)
$1,100,000	5.864%	08/16/34	$ 1,044,975
TCW CLO Ltd., Series 2022-1A, Class A1(a)(b)
(3M U.S. T-Bill MMY + 1.340%) (Cayman Islands)
3,500,000	5.400	04/22/33	3,398,090
Toyota Auto Receivables 2022-D Owner Trust, Series 2022-D, Class A3
1,825,000	5.300	09/15/27	1,843,340
Tralee CLO II Ltd., Series 2017-1A, Class AR(a)(b)
(3M USD LIBOR + 1.320%) (Cayman Islands)
313,923	5.563	07/20/29	309,616
Trimaran Cavu Ltd., Series 2021-1A, Class A(a)(b)
(3M USD LIBOR + 1.210%) (Cayman Islands)
1,000,000	5.535	04/23/32	976,048
Trysail CLO Ltd., Series 2021-1A, Class A1(a)(b)
(3M USD LIBOR + 1.320%) (Cayman Islands)
3,000,000	5.563	07/20/32	2,921,121
Voya CLO 2019-2 Ltd., Series 2019-2A, Class A(a)(b)
(3M USD LIBOR + 1.270%) (Cayman Islands)
700,000	5.513	07/20/32	685,450
Voya CLO Ltd., Series 2015-1A, Class A1R(a)(b)
(3M USD LIBOR + 0.900%) (Cayman Islands)
198,205	5.094	01/18/29	195,610
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class ASB
83,882	3.487	11/15/48	81,339
Zais CLO Ltd., Series 2021-15A, Class A1R(a)(b)
(3M USD LIBOR + 1.350%) (Cayman Islands)
1,000,000	5.724	07/28/32	977,169

TOTAL ASSET- BACKED SECURITIES (Cost $110,246,092)			$107,442,768

Mortgage-Backed Securities – 20.5%
FHLMC REMIC (a) (12M USD LIBOR + 1.803%)
$3,914,084	3.316%	10/01/43	$ 3,936,679
FHLMC REMIC (a) (12M USD LIBOR + 1.618%)
7,795,001	3.172	01/01/46	7,830,155
FHLMC REMIC (a) (12M USD LIBOR + 1.778%)
726,325	3.508	10/01/44	727,133
FHLMC REMIC Series 2003-2682, Class FB(a) (1M USD LIBOR + 0.900%)
170,425	4.773	10/15/33	171,938

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)
FHLMC REMIC Series 2003-2711, Class FA(a) (1M USD LIBOR + 1.000%)
$178,100	4.873%	11/15/33	$ 181,425
FHLMC REMIC Series 2005-3033, Class FG(a) (1M USD LIBOR + 0.350%)
507,649	4.223	09/15/35	503,063
FHLMC REMIC Series 2007-3298, Class FC(a) (1M USD LIBOR + 0.420%)
151,355	4.293	04/15/37	149,514
FHLMC REMIC Series 2007-3314, Class FC(a) (1M USD LIBOR + 0.400%)
23,718	4.273	12/15/36	23,516
FHLMC REMIC Series 2007-3316, Class FB(a) (1M USD LIBOR + 0.300%)
586,127	4.173	08/15/35	580,319
FHLMC REMIC Series 2007-3371, Class FA(a) (1M USD LIBOR + 0.600%)
112,869	4.473	09/15/37	112,685
FHLMC REMIC Series 2009-3593, Class CF(a) (1M USD LIBOR + 0.600%)
1,292,002	4.473	02/15/36	1,300,447
FHLMC REMIC Series 2011-3895, Class FM(a) (1M USD LIBOR + 0.350%)
66,942	4.223	12/15/40	66,839
FHLMC REMIC Series 2012-4040, Class FW(a) (1M USD LIBOR + 0.370%)
384,869	4.243	05/15/32	381,569
FHLMC REMIC Series 2012-4057, Class FE(a) (1M USD LIBOR + 0.450%)
776,796	4.323	06/15/42	768,219
FHLMC REMIC Series 2012-4068, Class UF(a) (1M USD LIBOR + 0.500%)
196,321	4.373	06/15/42	193,943
FHLMC REMIC Series 2012-4098, Class MF(a) (1M USD LIBOR + 0.300%)
185,755	4.173	11/15/41	184,454
FHLMC REMIC Series 2012-4107, Class MF(a) (1M USD LIBOR + 0.400%)
1,660,491	4.273	09/15/42	1,632,263
FHLMC REMIC Series 2012-4126, Class GF(a) (1M USD LIBOR + 0.400%)
2,056,693	4.273	11/15/42	2,019,716
FHLMC REMIC Series 2013-4203, Class QF(a) (1M USD LIBOR + 0.250%)
1,123,432	4.123	05/15/43	1,104,773
FHLMC REMIC Series 2013-4215, Class NF(a) (1M USD LIBOR + 0.350%)
760,061	4.223	06/15/43	746,288
FHLMC REMIC Series 2013-4240, Class FA(a) (1M USD LIBOR + 0.500%)
2,614,175	4.373	08/15/43	2,579,360
FHLMC REMIC Series 2013-4248, Class FL(a) (1M USD LIBOR + 0.450%)
83,104	4.323	05/15/41	82,499
FHLMC REMIC Series 2013-4263, Class FB(a) (1M USD LIBOR + 0.400%)
61,964	4.273	11/15/43	61,033
FHLMC REMIC Series 2013-4272, Class FD(a) (1M USD LIBOR + 0.350%)
67,031	4.223	11/15/43	65,807
FHLMC REMIC Series 2017-4678, Class AF(a) (1M USD LIBOR + 0.400%)
1,922,306	2.951	12/15/42	1,903,685

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)
FHLMC REMIC Series 2017-4719, Class AF(a) (1M USD LIBOR + 0.350%)
$3,214,520	4.223%	09/15/47	$ 3,163,152
FHLMC REMIC Series 2018-4787, Class ZS
845,298	5.000	07/01/48	855,429
FHLMC REMIC Series 2018-4818, Class FC(a) (1M USD LIBOR + 0.300%)
214,867	4.173	04/15/48	209,353
FHLMC REMIC Series 2018-4852, Class BF(a) (1M USD LIBOR + 0.400%)
1,427,948	4.273	12/15/48	1,404,732
FHLMC REMIC Series 2019-4897, Class F(a) (1M USD LIBOR + 0.400%)
1,190,612	4.273	07/15/49	1,175,054
FHLMC REMIC Series 2019-4903, Class F(a) (1M USD LIBOR + 0.450%)
180,057	4.323	09/15/48	176,674
FHLMC REMIC Series 2019-4906, Class NF(a) (1M USD LIBOR + 0.400%)
1,673,364	3.210	03/15/38	1,637,129
FHLMC REMIC Series 2019-4942, Class FA(a) (1M USD LIBOR + 0.500%)
1,119,593	4.516	01/25/50	1,094,786
FHLMC REMIC Series 2020-5002, Class FJ(a) (1M USD LIBOR + 0.400%)
195,117	4.416	07/25/50	191,425
FHLMC REMIC Series 2020-5031, Class FA(a) (SOFR + 0.300%)
2,530,849	3.518	08/15/43	2,455,444
FHLMC STRIPS Series 2006-239, Class F22(a) (1M USD LIBOR + 0.350%)
169,940	4.223	08/15/36	168,412
FHLMC STRIPS Series 2006-239, Class F30(a) (1M USD LIBOR + 0.300%)
424,849	4.173	08/15/36	421,220
FNMA REMIC Series 2002-53, Class FY(a) (1M USD LIBOR + 0.500%)
210,255	4.516	08/25/32	210,431
FNMA REMIC Series 2004-54, Class FL(a) (1M USD LIBOR + 0.400%)
119,745	4.416	07/25/34	119,666
FNMA REMIC Series 2004-54, Class FN(a) (1M USD LIBOR + 0.450%)
279,867	4.466	07/25/34	279,459
FNMA REMIC Series 2005-103, Class FC(a) (1M USD LIBOR + 0.500%)
8,687,822	4.516	07/25/35	8,693,767
FNMA REMIC Series 2005-120, Class FE(a) (1M USD LIBOR + 0.520%)
432,743	4.536	01/25/36	431,356
FNMA REMIC Series 2005-87, Class FE(a) (1M USD LIBOR + 0.450%)
444,486	4.466	10/25/35	441,732
FNMA REMIC Series 2006-110, Class AF(a) (1M USD LIBOR + 0.330%)
2,384,823	4.346	11/25/36	2,361,269
FNMA REMIC Series 2006-16, Class FC(a) (1M USD LIBOR + 0.300%)
112,908	4.316	03/25/36	111,946
FNMA REMIC Series 2006-36, Class FB(a) (1M USD LIBOR + 0.300%)
50,003	4.316	05/25/36	49,472

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)
FNMA REMIC Series 2006-42, Class PF(a) (1M USD LIBOR + 0.410%)
$97,628	4.426%	06/25/36	$ 97,052
FNMA REMIC Series 2006-44, Class FP(a) (1M USD LIBOR + 0.400%)
969,912	4.416	06/25/36	963,437
FNMA REMIC Series 2006-61, Class FD(a) (1M USD LIBOR + 0.360%)
195,653	4.376	07/25/36	193,941
FNMA REMIC Series 2006-79, Class DF(a) (1M USD LIBOR + 0.350%)
407,120	4.366	08/25/36	404,374
FNMA REMIC Series 2006-88, Class AF(a) (1M USD LIBOR + 0.460%)
348,832	4.476	09/25/36	346,828
FNMA REMIC Series 2007-35, Class PF(a) (1M USD LIBOR + 0.250%)
64,126	4.266	04/25/37	63,235
FNMA REMIC Series 2007-67, Class FB(a) (1M USD LIBOR + 0.320%)
188,229	4.336	07/25/37	185,813
FNMA REMIC Series 2008-1, Class CF(a) (1M USD LIBOR + 0.700%)
53,875	4.716	02/25/38	53,825
FNMA REMIC Series 2009-110, Class FG(a) (1M USD LIBOR + 0.750%)
218,564	4.766	01/25/40	219,351
FNMA REMIC Series 2010-113, Class FA(a) (1M USD LIBOR + 0.400%)
147,556	4.416	10/25/40	146,615
FNMA REMIC Series 2010-116, Class FE(a) (1M USD LIBOR + 0.400%)
181,977	4.416	10/25/40	180,713
FNMA REMIC Series 2010-141, Class FB(a) (1M USD LIBOR + 0.470%)
113,055	4.486	12/25/40	111,638
FNMA REMIC Series 2010-15, Class FJ(a) (1M USD LIBOR + 0.930%)
355,902	4.946	06/25/36	357,967
FNMA REMIC Series 2010-39, Class FE(a) (1M USD LIBOR + 0.770%)
552,353	4.786	06/25/37	554,695
FNMA REMIC Series 2010-39, Class FG(a) (1M USD LIBOR + 0.920%)
238,071	4.936	03/25/36	240,850
FNMA REMIC Series 2010-46, Class WF(a) (1M USD LIBOR + 0.750%)
1,705,094	4.766	05/25/40	1,700,751
FNMA REMIC Series 2010-49, Class FB(a) (1M USD LIBOR + 0.750%)
165,838	4.766	05/25/40	166,099
FNMA REMIC Series 2010-59, Class FN(a) (1M USD LIBOR + 0.730%)
1,969,219	4.746	06/25/40	1,969,944
FNMA REMIC Series 2011-5, Class PF(a) (1M USD LIBOR + 0.600%)
56,284	4.616	11/25/40	56,315
FNMA REMIC Series 2011-53, Class FT(a) (1M USD LIBOR + 0.580%)
161,242	4.596	06/25/41	160,597
FNMA REMIC Series 2011-87, Class FJ(a) (1M USD LIBOR + 0.550%)
147,920	4.566	09/25/41	146,553

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)
FNMA REMIC Series 2012-101, Class FC(a) (1M USD LIBOR + 0.500%)
$121,245	4.516%	09/25/42	$ 119,734
FNMA REMIC Series 2012-14, Class BF(a) (1M USD LIBOR + 0.600%)
761,343	4.616	03/25/42	752,456
FNMA REMIC Series 2012-37, Class BF(a) (1M USD LIBOR + 0.500%)
162,969	4.516	12/25/35	162,351
FNMA REMIC Series 2013-10, Class KF(a) (1M USD LIBOR + 0.300%)
105,195	4.316	02/25/43	103,650
FNMA REMIC Series 2013-130, Class FB(a) (1M USD LIBOR + 0.450%)
99,577	4.466	01/25/44	98,328
FNMA REMIC Series 2013-19, Class DF(a) (1M USD LIBOR + 0.300%)
602,397	4.316	09/25/41	598,198
FNMA REMIC Series 2013-2, Class QF(a) (1M USD LIBOR + 0.500%)
79,080	4.516	02/25/43	77,453
FNMA REMIC Series 2014-17, Class FE(a) (1M USD LIBOR + 0.550%)
838,245	4.566	04/25/44	831,600
FNMA REMIC Series 2014-28, Class FD(a) (1M USD LIBOR + 0.450%)
1,724,204	4.466	05/25/44	1,701,717
FNMA REMIC Series 2014-47, Class AF(a) (1M USD LIBOR + 0.350%)
372,040	3.330	08/25/44	368,383
FNMA REMIC Series 2015-27, Class KF(a) (1M USD LIBOR + 0.300%)
99,671	4.316	05/25/45	98,760
FNMA REMIC Series 2015-87, Class BF(a) (1M USD LIBOR + 0.300%)
406,334	4.316	12/25/45	396,523
FNMA REMIC Series 2016-49, Class EF(a) (1M USD LIBOR + 0.400%)
936,807	4.416	08/25/46	928,490
FNMA REMIC Series 2017-16, Class FA(a) (1M USD LIBOR + 0.450%)
756,576	4.466	03/25/47	744,283
FNMA REMIC Series 2017-91, Class GF(a) (1M USD LIBOR + 0.350%)
1,808,523	4.366	11/25/47	1,769,028
FNMA REMIC Series 2018-15, Class JF(a) (1M USD LIBOR + 0.300%)
960,607	4.316	03/25/48	937,002
FNMA REMIC Series 2018-3385, Class MA
918,064	4.500	06/01/48	907,597
FNMA REMIC Series 2018-4, Class FM(a) (1M USD LIBOR + 0.300%)
2,434,099	4.316	02/25/48	2,374,858
FNMA REMIC Series 2019-41, Class FM(a) (1M USD LIBOR + 0.450%)
1,177,432	4.466	08/25/49	1,156,601
FNMA REMIC Series 2019-6, Class KF(a) (1M USD LIBOR + 0.450%)
1,929,842	4.466	03/25/49	1,905,980
FNMA REMIC Series 2020-6347, Class BM(a) (12M USD LIBOR + 1.733%)
11,042,966	2.744	02/01/41	11,150,287

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)
GNMA Series 2004-59, Class FP(a) (1M USD LIBOR + 0.300%)
$430,813	4.187%	08/16/34	$ 427,528
GNMA Series 2005-4, Class FA(a) (1M USD LIBOR + 0.370%)
380,521	4.257	01/16/35	376,935
GNMA Series 2007-26, Class FL(a) (1M USD LIBOR + 0.200%)
2,519,603	4.139	05/20/37	2,478,415
GNMA Series 2007-59, Class FA(a) (1M USD LIBOR + 0.500%)
121,427	4.439	10/20/37	120,843
GNMA Series 2013-99, Class PF(a) (1M USD LIBOR + 0.300%)
1,669,527	4.239	07/20/43	1,641,169
GNMA Series 2018-164, Class AF(a) (1M USD LIBOR + 0.400%)
2,698,068	4.339	12/20/48	2,658,834
GNMA Series 2019-110, Class F(a) (1M USD LIBOR + 0.450%)
1,851,554	4.389	09/20/49	1,815,107
GNMA Series 2019-56, Class FB(a) (1M USD LIBOR + 0.450%)
2,058,064	4.389	05/20/49	2,036,006
GNMA Series 2019-58, Class FA(a) (1M USD LIBOR + 0.400%)
886,453	4.339	05/20/49	872,885
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP2, Class ASB
485,856	2.713	08/15/49	464,688
JPMBB Commercial Mortgage Securities Trust Series 2015-C31, Class ASB
407,461	3.540	08/15/48	394,170
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5
2,308,223	4.064	02/15/47	2,242,865
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A4
550,000	3.719	07/15/50	521,930
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class A3
2,187,334	3.479	05/15/48	2,072,617
Wells Fargo Commercial Mortgage Trust Series 2013-LC12, Class A4(a)
700,000	4.218	07/15/46	691,067

TOTAL MORTGAGE-BACKED SECURITIES (Cost $109,891,351)			$107,278,161

Foreign Corporate Debt – 17.8%
Banks – 14.4%
ANZ New Zealand Int’l Ltd/London(a)(b) (New Zealand) (SOFR + 0.600%)
$500,000	4.435%	02/18/25	$ 494,133
Banco Santander SA (Spain) (3M USD LIBOR + 1.090%)
800,000	5.782 (a)	02/23/23	800,645

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Banco Santander SA (Spain) – (continued)
$200,000	3.892%		05/24/24	$ 195,524
(SOFR + 1.240%)
1,600,000	5.075	(a)	05/24/24	1,597,514
(US 1 Year CMT T-Note + 0.450%)
1,000,000	0.701	(a)	06/30/24	967,222
Bank of Montreal, MTN (Canada) (SOFRINDX + 0.680%)
1,450,000	3.900	(a)	03/10/23	1,449,345
(SOFRINDX + 0.465%)
3,000,000	4.056	(a)	01/10/25	2,939,132
Bank of Nova Scotia (The) (Canada) (SOFRINDX + 0.550%)
2,067,000	3.855	(a)	09/15/23	2,061,385
(SOFRINDX + 0.960%)
1,400,000	4.180	(a)	03/11/24	1,396,772
1,620,000	5.250		12/06/24	1,618,510
Bank of Nova Scotia (The)(a), Series FRN (Canada) (SOFRINDX + 0.445%)
425,000	4.093		04/15/24	420,842
Banque Federative du Credit Mutuel SA(b) (France)
1,298,000	0.650		02/27/24	1,226,692
Barclays PLC(a) (United Kingdom) (3M USD LIBOR + 1.356%)
1,161,000	4.338		05/16/24	1,150,418
BPCE SA(a)(b) (France) (SOFR + 0.570%)
1,100,000	4.212		01/14/25	1,076,314
Canadian Imperial Bank of Commerce (Canada) (SOFR + 0.800%)
1,395,000	4.208	(a)	03/17/23	1,395,272
(SOFR + 0.940%)
2,433,000	4.523	(a)	04/07/25	2,402,631
Cooperatieve Rabobank UA (Netherlands)
1,385,000	2.750		01/10/23	1,382,720
(SOFRINDX + 0.380%)
1,185,000	3.971	(a)	01/10/25	1,168,717

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Credit Industriel et Commercial(a) (France) (SOFR + 0.560%)
$2,084,000	4.380%		05/30/23	$ 2,085,956
Credit Suisse AG(a), Series FRN (Switzerland) (SOFRINDX + 1.260%)
3,000,000	5.095		02/21/25	2,780,123
Deutsche Bank AG, Series E (Germany)
298,000	0.962		11/08/23	285,809
(SOFR + 0.500%)
2,975,000	4.331	(a)	11/08/23	2,952,146
Federation des Caisses Desjardins du Quebec(a)(b) (Canada) (SOFR + 0.430%)
1,895,000	4.266		05/21/24	1,870,520
HSBC Holdings PLC(a) (United Kingdom) (SOFR + 0.580%)
1,713,000	4.415		11/22/24	1,669,782
ING Groep NV (Netherlands)
1,402,000	3.550		04/09/24	1,371,500
Intesa Sanpaolo SpA(b) (Italy)
500,000	3.375		01/12/23	498,613
Lloyds Banking Group PLC (United Kingdom)
1,367,000	4.050		08/16/23	1,353,985
(US 1 Year CMT T-Note + 0.550%)
1,192,000	0.695	(a)	05/11/24	1,163,011
Macquarie Bank Ltd.(b) (Australia)
818,000	0.441		12/16/22	816,544
Macquarie Group Ltd.(a)(b) (Australia) (3M USD LIBOR + 1.330%)
1,863,000	4.150		03/27/24	1,852,666
Mitsubishi UFJ Financial Group, Inc.(a) (Japan) (SOFR + 1.385%)
1,529,000	4.563		09/12/25	1,524,405
Mizuho Financial Group, Inc. (Japan) (SOFR + 1.252%)
1,358,000	1.241	(a)	07/10/24	1,319,569
(SOFR + 0.872%)
1,259,000	0.849	(a)	09/08/24	1,209,107

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
National Australia Bank Ltd.(a)(b) (Australia) (SOFR + 0.380%)
$2,300,000	3.983%		01/12/25	$ 2,270,839
National Bank of Canada(a) (Canada) (SOFR + 0.490%)
655,000	4.320		08/06/24	645,586
Nationwide Building Society(b) (United Kingdom)
3,000,000	2.000		01/27/23	2,985,243
NatWest Group PLC (United Kingdom)
325,000	3.875		09/12/23	321,378
NatWest Markets PLC(b) (United Kingdom)
1,000,000	2.375		05/21/23	981,270
Royal Bank of Canada, GMTN (Canada) (SOFRINDX + 0.340%)
819,000	3.923	(a)	10/07/24	804,556
(SOFRINDX + 0.440%)
2,000,000	4.142	(a)	01/21/25	1,960,543
Societe Generale SA(b) (France)
1,133,000	4.250		09/14/23	1,121,474
Sumitomo Mitsui Financial Group, Inc.(a) (Japan) (3M USD LIBOR + 0.740%)
1,020,000	4.819		01/17/23	1,019,970
Sumitomo Mitsui Trust Bank Ltd.(a)(b) (Japan) (SOFR + 0.440%)
1,854,000	3.728		09/16/24	1,838,653
Swedbank AB(b) (Sweden)
700,000	1.300		06/02/23	686,658
Toronto-Dominion Bank (The), MTN (Canada) (SOFR + 0.910%)
1,781,000	4.095	(a)	03/08/24	1,775,554
(SOFR + 0.410%)
4,000,000	4.001	(a)	01/10/25	3,918,679
UBS AG/London (Switzerland) (SOFR + 0.360%)
702,000	4.192	(a)(b)	02/09/24	696,903
(SOFR + 0.450%)
769,000	4.282	(a)(b)	08/09/24	761,118
(SOFR + 0.470%)
3,500,000	4.099	(a)(b)	01/13/25	3,456,774

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Westpac Banking Corp. (Australia)
$2,567,000	5.350%		10/18/24	$ 2,588,846
(SOFR + 0.300%)
1,186,000	4.135	(a)	11/18/24	1,170,642

				75,502,210

Capital Goods – 0.1%
Siemens Financieringsmaatschappij NV(a)(b) (Germany) (SOFR + 0.430%)
620,000	3.650		03/11/24	615,683

Consumer Cyclical – 0.8%
BMW US Capital LLC (Germany) (SOFRINDX + 0.530%)
710,000	4.051	(a)(b)	04/01/24	704,676
(SOFRINDX + 0.840%)
1,231,000	4.361	(a)(b)	04/01/25	1,222,608
Mercedes-Benz Finance North America LLC(b) (Germany)
1,000,000	1.750		03/10/23	991,029
Volkswagen Group of America Finance LLC(a)(b) (Germany) (SOFR + 0.950%)
1,000,000	4.086		06/07/24	993,702

				3,912,015

Energy – 1.3%
Enbridge, Inc. (Canada) (SOFR + 0.400%)
2,765,000	4.235	(a)	02/17/23	2,759,711
726,000	0.550		10/04/23	698,310
(SOFRINDX + 0.630%)
344,000	4.465	(a)	02/16/24	340,640
TransCanada PipeLines Ltd. (Canada)
3,000,000	3.750		10/16/23	2,960,915

				6,759,576

Food and Beverage – 1.0%
Coca-Cola Europacific Partners PLC(b) (United Kingdom)
1,917,000	0.500		05/05/23	1,876,371
Danone SA(b) (France)
3,000,000	2.589		11/02/23	2,932,314
Heineken NV(b) (Netherlands)
298,000	2.750		04/01/23	295,606

				5,104,291

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Wireless – 0.2%
NTT Finance Corp.(b) (Japan)
$1,007,000	0.373%	03/03/23	$ 995,306

TOTAL FOREIGN CORPORATE DEBT (Cost $93,998,285)			$ 92,889,081

Certificate of Deposits – 3.6%(c)
Commonwealth
$2,579,000	5.530%	11/22/23	$ 2,578,407
Credit Suisse AG
2,000,000	0.590	03/17/23	1,952,724
Lloyds Bank Corporate Markets PLC (SOFR + 0.540%)
1,395,000	4.360	01/31/24	1,385,106
Mizuho Bank Ltd.
2,500,000	4.170	01/17/23	2,500,464
Skandinaviska Enskilda Banken AB
2,000,000	4.500	08/18/23	1,999,570
Standard Chartered Bank (SOFR + 0.420%)
1,972,000	4.240	07/28/23	1,967,827
Sumitomo Mitsui Banking Corp.
1,278,000	4.770	10/25/23	1,278,465
Sumitomo Mitsui Banking Corp. New York Branch
2,000,000	5.000	10/06/23	1,991,120
Svenska Handelsbanken
1,248,000	2.000	03/22/23	1,233,915
Svenska Handelsbanken AB-New York Branch
1,160,000	2.795	05/25/23	1,146,741
Toronto Dominion Bk
814,000	4.070	07/18/23	807,244

TOTAL CERTIFICATE OF DEPOSITS (Cost $18,945,583)			$ 18,841,583

U.S. Treasury Notes – 3.1%(c)
U.S. Treasury Floating Rate Notes (3M USD T-Bill + 0.054%)
$3,698,000	4.366%	04/30/23	$ 3,700,368
11,200,000	4.367	10/31/23	11,208,190
700,000	4.317	01/31/24	699,722

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Notes – (continued)
U.S. Treasury Note
$660,000	0.375%	10/31/23	$ 634,167

TOTAL U.S. TREASURY NOTES (Cost $16,235,558)			$ 16,242,447

U.S. Treasury Bills – 0.9%(c)
U.S. Treasury Bills
$3,035,000	2.895%	12/01/22	$ 3,034,755
1,500,000	2.510	12/29/22	1,495,555

TOTAL U.S. TREASURY BILLS (Cost $4,532,117)			$ 4,530,310

U.S. Government Agency Obligations – 0.6%(c)
Federal Home Loan Banks
$1,460,000	4.660%	11/14/23	$ 1,457,699
600,000	4.660	11/15/23	599,093
600,000	4.670	11/17/23	599,010
600,000	4.680	11/29/23	599,023

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $3,259,458)			$ 3,254,825

Shares	Dividend Rate		Value

Investment Company – 3.4%(d)
Goldman Sachs Financial Square Government Fund — Institutional Shares
17,914,792	3.727%		$ 17,914,792
(Cost $17,914,792)

Principal Amount	Interest Rate	Maturity Date	Value

Short-Term Investments – 4.7%
Commercial Paper – 4.7%
American Electric Power Co., Inc.
$2,605,000	—%	02/14/23	$ 2,577,960
AT&T, Inc.
2,049,000	—	12/28/22	2,041,972
Ciesco LLC
2,155,000	3.625	02/07/23	2,136,618
Citigroup Global Markets, Inc.
1,093,000	4.470	09/21/23	1,091,371
DNB Bank ASA
2,731,000	—	11/22/23	2,595,160

Principal Amount	Interest Rate	Maturity Date	Value

Short-Term Investments – (continued)
Commercial Paper – (continued)
Macquarie Bank Ltd.
$1,500,000	—%	08/01/23	$ 1,446,780
MetLife Short Term Funding LLC
2,514,000	—	09/01/23	2,412,560
Mitsubishi UFJ Trust & Banking Corp.
1,291,000	—	01/06/23	1,285,668
1,291,000	—	01/09/23	1,285,191
Royal Bank Of Canada
722,000	4.139	07/14/23	698,867
Societe Generale SA
2,716,000	—	11/15/23	2,576,045
Spire, Inc.
1,368,000	—	12/02/22	1,367,686
Suncor Energy, Inc.
1,983,000	—	12/22/22	1,977,745
Thunder Bay Funding LLC
1,324,000	—	05/17/23	1,292,846

TOTAL SHORT-TERM INVESTMENTS (Cost $24,816,942)			$ 24,786,469

TOTAL INVESTMENTS – 99.0% (Cost $525,684,480)			$517,828,372

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%			4,858,821

NET ASSETS – 100.0%			$522,687,193

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on November 30, 2022.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

(d)	Represents an affiliated issuer.

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Index
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GMTN	— Global Medium Term Note
LIBOR	— London Interbank Offered Rate
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
SOFRINDX	— Secured Overnight Financing Rate Index

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to a Fund’s investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

ii. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of November 30, 2022:

ACCESS EMERGING MARKETS USD BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Sovereign Debt Obligations	$—	$39,543,908	$—
Corporate Obligations	—	5,841,925	—
Investment Company	276,304	—	—

Total	$276,304	$45,385,833	$—

ACCESS HIGH YIELD CORPORATE BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$126,389,448	$—
Foreign Bonds	—	8,842,108	—
Investment Company	2,389,120	—	—

Total	$2,389,120	$135,231,556	$—

ACCESS INFLATION PROTECTED USD BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Inflation Indexed Bonds	$137,844,946	$—	$—
Investment Company	478,331	—	—

Total	$138,323,277	$—	$—

ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$5,989,778	$—
Foreign Bonds	—	827,417	—

Total	$—	$6,817,195	$—

ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$422,626,994	$—
Foreign Bonds	—	105,354,819	—
Investment Company	1,575,054	—	—

Total	$1,575,054	$527,981,813	$—

ACCESS TREASURY 0-1 YEAR ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Bills	$3,550,894,084	$—	$—
U.S. Treasury Notes	690,638,312	—	—

Total	$4,241,532,396	$—	$—

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ACCESS U.S. AGGREGATE BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Notes	$143,054,886	$—	$—
Mortgage-Backed Securities	—	118,403,501	—
Corporate Obligations	—	86,003,983	—
U.S. Treasury Bonds	31,036,792	—	—
Foreign Bonds	—	21,746,869	—
U.S. Treasury Obligations	12,522,686	—	—
Sovereign Debt Obligations	203,908	8,472,791	—
Investment Company	99,833,224	—	—

Total	$286,651,496	$234,627,144	$—

ACCESS ULTRA SHORT BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$124,647,936	$—
Asset- Backed Securities	—	107,442,768	—
Mortgage-Backed Securities	—	107,278,161	—
Foreign Bonds	—	92,889,081	—
Commercial Paper	—	24,786,469	—
Certificate of Deposits	—	18,841,583	—
U.S. Treasury Notes	16,242,447	—	—
U.S. Treasury Bills	4,530,310	—	—
U.S. Government Agency Obligations	—	3,254,825	—
Investment Company	17,914,792	—	—

Total	$38,687,549	$479,140,823	$—

The Funds’ risks include, but are not limited to, the following:

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. Such market rates are generally the Secured Overnight Financing Rate, London Interbank Offered Rate (“LIBOR”), the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

At the end of 2021, certain LIBORs were discontinued, but the most widely used LIBORs may continue to be provided on a representative basis until June, 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. A Fund may face a heightened level of interest rate risk in connection with the type and extent of certain monetary policy changes made by the Federal Reserve, such as target interest rate changes. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Index Risk (each Fund except the Access Ultra Short Bond ETF) — FTSE Fixed Income LLC (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. When the Index is rebalanced and a Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. The Index Provider may utilize third party data in constructing each Index, but it does not guarantee the accuracy or availability of any such third party data. The FTSE Goldman Sachs Emerging Markets USD Bond Index, FTSE Goldman Sachs Investment Grade Corporate Bond 1-5 Years Index and FTSE Goldman Sachs US Broad Bond Market Index are new and have limited performance history. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index (except the Access Ultra Short Bond ETF) trading individually or in the aggregate at any point in time.

Tracking Error Risk (each Fund except the Access Ultra Short Bond ETF) — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.